As filed with the Securities and Exchange Commission On December 1, 2005

Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 88	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 89	☒

WELLS FARGO FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

525 Market Street

San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 643-9691

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or

☐	60 days after filing pursuant to Rule 485(a)(1), or

☐	on pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2), or

☐	on pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 88 to the Registration Statement of Wells Fargo Funds Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended July 31, 2005 for the Capital Growth Fund, Dividend Income Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund, U.S. Value Fund and Value Fund to make certain other non-material changes to the Trust’s Registration Statement.

WELLS FARGO FUNDS TRUST

Cross Reference Sheet

Form N-1A Item Number

Part A	Prospectus Captions

1	Front and Back Cover Pages

2	Objectives

Principal Strategies

Summary of Important Risks

Performance History

3	Summary of Expenses

4	Objectives

Principal Strategies

Summary of Important Risks

See Individual Fund Summaries

Additional Strategies and General Investment Risks

Other Information

5	Organization and Management of the Funds

6	Your Account

How to Buy Shares

How to Sell Shares

Exchanges

Income and Gain Distributions

Taxes

7	A Choice of Share Classes

Reductions and Waivers of Sales Charges

8	See Individual Fund Summaries

Part B	Statement of Additional Information Captions

9	Cover Page and Table of Contents

10	Historical Fund Information

11	Investment Policies

Additional Permitted Investment Activities and Associated Risks

Policies and Procedures for Disclosure of Fund Portfolio Holdings

12	Management

Proxy Voting Policies and Procedures

13	Capital Stock

14	Management

Additional Purchase and Redemption Information

15	Management

16	Management

Portfolio Transactions

17	Capital Stock

18	Determination of Net Asset Value

Additional Purchase and Redemption Information

19	Federal Income Taxes

20	Management

21	Not Applicable

22	Financial Information

Part C	Other Information

23-30	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

WELLS FARGO

ADVANTAGE FUNDS

DECEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS – CLASS A, CLASS B, CLASS C

Wells Fargo Advantage Endeavor Large Cap FundSM

Wells Fargo Advantage Endeavor Select FundSM

Wells Fargo Advantage Equity Index Fund

Wells Fargo Advantage Growth Fund

Wells Fargo Advantage Large Company Core Fund

Wells Fargo Advantage U.S. Value Fund

Wells Fargo Advantage Value Fund (formerly Wells Fargo Advantage C&B Tax-Managed Value Fund)

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Large Cap Stock Funds

Throughout this prospectus, the Wells Fargo Advantage Endeavor Large Cap FundSM is referred to as the “Endeavor Large Cap Fund”; and the Wells Fargo Advantage Endeavor Select FundSM is referred to as the “Endeavor Select Fund”.

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Large Cap Stock Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Endeavor Large Cap Fund (Class A: STALX) (Class B: WELBX) (Class C: WELCX)	Seeks long-term capital appreciation.

Endeavor Select Fund (Class A: STAEX) (Class B: WECBX) (Class C: WECCX)	Seeks long-term capital appreciation.

Equity Index Fund (Class A: SFCSX) (Class B: SQIBX)	Seeks to approximate the total rate of return of substantially all common stocks comprising the S&P 500 Index before fees and expenses.

Growth Fund (Class C: WGFCX)	Seeks long-term capital appreciation.

Large Company Core Fund (Class A: SLGAX) (Class B: WLCBX) (Class C: WLCCX)	Seeks total return comprised of long-term capital appreciation and current income.

U.S. Value Fund (Class A: WFUAX) (Class B: WFUBX) (Class C: WFUCX)	Seeks total return with an emphasis on long-term capital appreciation.

Value Fund (Class A: (CBTTX) (Class B: (CBTBX) (Class C: (CBTCX)	Seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

4	Large Cap Stock Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in equity securities and up to 25% of its assets in foreign securities through ADRs and similar investments. Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We invest in common stocks to replicate the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index), before fees and expenses. We invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before expenses.
We invest principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. The Fund tends to invest in large, established companies, the majority of which pay dividends. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in U.S. securities that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We also invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more.

We emphasize investments in common stocks of companies with market capitalizations of $1 billion or more. We seek total return by selecting companies that we believe are undervalued and possess strong financial positions. We attempt to minimize adverse federal income tax consequences for the Fund’s shareholders by managing the amount of realized gains through reduced portfolio turnover.

Large Cap Stock Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 21;

•	the “Additional Strategies and General Investment Risks” section beginning on page 46; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Equity Securities

The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company the less volatile and more liquid its stock.

Foreign Investments

Certain Funds make foreign investments through American Depositary Receipts (“ADRs”). Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

6	Large Cap Stock Funds Prospectus

FUND	SPECIFIC RISKS
Endeavor Large Cap Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Endeavor Select Fund

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund is considered to be non-diversified because it invests a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Equity Index Fund	The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6. We attempt to match as closely as possible the performance of the S&P 500 Index. Funds that track the performance of an index do so whether the index rises or falls. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.
Large Company Core Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.
U.S. Value Fund	The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6.
Value Fund	The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6. The Fund is managed with a focus on after-tax returns; therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through tax-deferred retirement accounts, such as an Individual Retirement Account (“IRA”) or a 401(k) Plan).

Large Cap Stock Funds Prospectus	7

Performance History

The following information shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Endeavor Large Cap Fund and Wells Fargo Advantage Endeavor Select Fund were organized as the successor funds to the Strong Advisor Endeavor Large Cap Fund and Strong Advisor Select Fund, respectively. The Wells Fargo Advantage Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor. The Wells Fargo Advantage Large Company Core Fund was organized as the successor fund to the Strong Advisor Large Company Core Fund and the Strong Value Fund, with the former being the accounting survivor. The Wells Fargo Advantage U.S. Value Fund was organized as the successor fund to the Strong Advisor U.S. Value Fund and the Strong Strategic Value Fund, with the former being the accounting survivor. The predecessor Strong Funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. Effective at the close of business on July 23, 2004, the Wells Fargo Advantage Value Fund (formerly Wells Fargo Advantage C&B Tax-Managed Value Fund) was organized as the successor fund to the C&B Tax-Managed Value Fund. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

Endeavor Large Cap Fund Class A Calendar Year Returns*

Best Qtr.:	Q2 ‘03 • 14.80%	Worst Qtr.:	Q3 ‘02 • (14.37)%

*	Performance shown for the Fund’s Class A shares reflects the performance of the Class A shares of the predecessor Strong Advisor Endeavor Large Cap Fund. Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 6.79%.

8	Large Cap Stock Funds Prospectus

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns for the period ended 12/31/04	1 year	Life of Fund
Class A Returns Before Taxes (Incept. 9/28/01)[1]	8.79%	3.61%
Class A Returns After Taxes on Distributions	8.79%	3.32%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	5.72%	2.90%
Class B Returns Before Taxes (Incept. 9/28/01)[1]	9.44%	4.06%
Class C Returns Before Taxes (Incept. 9/28/01)[1]	13.44%	4.90%
Russell 1000 Growth Index[2] (reflects no deduction for fees, expenses or taxes)	6.30%	4.26%
S&P 500 Index[3] (reflects no deduction for fees, expenses or taxes)	10.87%	6.58%
[1]	Performance shown for the Fund’s Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the predecessor Strong Advisor Endeavor Large Cap Fund, adjusted to reflect the applicable sales charges.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 Index is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	9

Performance History

Endeavor Select Fund Class A Calendar Year Returns*

Best Qtr.:	Q4 ‘01 • 13.49%	Worst Qtr.:	Q3 ‘01 • (21.52)%

*	Performance shown for the Fund’s Class A shares reflects the performance of the Class A shares of the predecessor Strong Advisor Select Fund. Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 8.62%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns for the period ended 12/31/04	1 year	Life of Fund
Class A Returns Before Taxes (Incept. 12/29/00)[1]	10.09%	(2.01)%
Class A Returns After Taxes on Distributions	9.07%	(2.25)%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	7.85%	(1.72)%
Class B Returns Before Taxes (Incept. 12/29/00)[1] on Distribution and Sale of Fund Shares	10.82%	(1.82)%
Class C Returns Before Taxes (Incept. 12/29/00)[1] on Distribution and Sale of Fund Shares	14.82%	(1.29)%
Russell 1000 Growth Index[2] (reflects no deduction for fees, expenses or taxes)	6.30%	(5.68)%
S&P 500 Index[3] (reflects no deduction for fees, expenses or taxes)	10.87%	(0.52)%
[1]	Performance shown for the Fund’s Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the predecessor Strong Advisor Select Fund, adjusted to reflect the applicable sales charges.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 Index is a registered trademark of Standard & Poor’s.

10	Large Cap Stock Funds Prospectus

Equity Index Fund Class A Calendar Year Returns*1

Best Qtr.:	Q4 ‘98 • 21.00%	Worst Qtr.:	Q3 ‘02 • (17.38)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 2.27%.

The table below provides average annual total return information for the Fund’s Class A and Class B shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B shares will vary.

Average annual total returns[2] for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 1/25/84)[1]	3.82%	(4.07)%	10.52%
Class A Returns After Taxes on Distributions	2.76%	(5.62)%	9.04%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	3.21%	(3.90)%	8.78%
Class B Returns Before Taxes (Incept. 2/17/98)[3]	4.33%	(4.11)%	10.39%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[4,5]	10.87%	(2.30)%	12.07%
[1]	Performance shown for periods prior to November 8, 1999 reflects performance of the Stagecoach Equity Index Fund, its predecessor fund. Performance shown for periods prior to December 15, 1997 reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Fund.
[2]	Returns reflect applicable sales charges.
[3]	Performance shown for periods prior to November 8, 1999 reflects performance of the Stagecoach Equity Index Fund, its predecessor fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class’s fees and expenses.
[4]	S&P 500 is a registered trademark of Standard and Poor’s.
[5]	Standard & Poor’s, S&P, S&P 500 Index, Standard & Poor’s 500, and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

Large Cap Stock Funds Prospectus	11

Performance History

Growth Fund Class C Calendar Year Returns*

Best Qtr.:	Q4 ‘99 • 54.49%	Worst Qtr.:	Q1 ‘01 • (27.66)%

*	Performance shown reflects the performance of the Class C shares of the predecessor Strong Growth Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund. Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 3.58%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[3] for the period ended 12/31/04	1 year	5 years	10 years
Class C Returns Before Taxes (Incept. 12/26/02)[1]	10.57%	(9.13)%	10.04%
Class C Returns After Taxes on Distributions	10.57%	(10.12)%	8.13%
Class C Returns After Taxes on Distributions and Sale of Fund Shares	6.87%	(7.88)%	7.95%
Russell 3000 Growth Index[4] (reflects no deduction for fees, expenses or taxes)	6.93%	(8.87)%	9.30%
S&P 500 Index[5] (reflects no deduction for fees, expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Class C shares of the predecessor Strong Growth Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect this Class’s sales charges and expenses. The predecessor fund’s Investor Class shares incepted on December 31, 1993.
[2]	The Growth Fund’s calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect such favorable returns can be consistently achieved.
[3]	Returns reflect applicable sales charges.
[4]	The Fund has selected the Russell 3000 Growth Index to replace the S&P 500 Index going forward because the Russell 3000 Growth Index is more representative of the breadth of the Fund’s holdings.
[5]	S&P 500 is a registered trademark of Standard & Poor’s.

12	Large Cap Stock Funds Prospectus

Large Company Core Fund Class A Calendar Year Returns*

Best Qtr.:	Q4 ‘99 • 19.95%	Worst Qtr.:	Q2 ‘02 • (13.18)%

*	Performance shown reflects the performance of the Class A shares of the predecessor Strong Advisor Large Company Core Fund. Performance shown for the period prior to the inception of this Class reflects the performance of the Class A shares of the Rockhaven Dividend Fund. Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was (4.42)%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[2] for the period ended 12/31/04	1 year	5 years	Life of Fund
Class A Returns Before Taxes (Incept. 11/3/97)[1]	4.32%	(0.71)%	4.69%
Class A Returns After Taxes on Distributions	2.63%	(1.87)%	3.59%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	4.08%	(1.09)%	3.53%
Class B Returns Before Taxes (Incept. 9/30/02)[3]	4.67%	(0.85)%	4.57%
Class C Returns Before Taxes (Incept. 9/30/02)[4]	8.57%	(0.46)%	4.56%
S&P 500 Index[5] (reflects no deduction for fees, expenses or taxes)	10.87%	(2.30)%	5.57%

[1]	Performance shown reflects the performance of the Class A shares of the predecessor Strong Advisor Large Company Core Fund, adjusted to reflect the applicable sales charges for this Class. Performance shown for the period prior to September 16, 2002 reflects the performance of the Class A shares of the Rockhaven Dividend Fund.
[2]	Returns reflect applicable sales charges.
[3]	Performance shown reflects the performance of the Class B shares of the predecessor Strong Advisor Large Company Core Fund, adjusted to reflect the applicable sales charges for this Class. Performance shown for the period prior to the inception of this Class reflects the performance of the Class A shares of the predecessor fund, adjusted to reflect this Class’s sales charges and expenses, and prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Dividend Fund.
[4]	Performance shown reflects the performance of the Class C shares of the predecessor Strong Advisor Large Company Core Fund, adjusted to reflect the applicable sales charges for this Class. Performance shown for the period prior to the inception of this Class reflects the performance of the Class A shares of the predecessor fund, adjusted to reflect this Class’s sales charges and expenses, and prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Dividend Fund.
[5]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	13

Performance History

U.S. Value Fund Class A Calendar Year Returns*

Best Qtr.:	Q4 ‘98 • 19.92%	Worst Qtr.:	Q3 ‘02 • (17.94)%

*	Performance shown reflects the performance of the Class A shares of the predecessor Strong Advisor U.S. Value Fund. Performance shown for the period prior to the inception of this Class reflects the performance of the Class Z shares of the predecessor fund. Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 2.13%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[2] for the period ended 12/31/04	1 year	5 years	Life of Fund
Class A Returns Before Taxes (Incept. 11/30/00)[1]	7.50%	0.18%	10.01%
Class A Returns After Taxes on Distributions	5.30%	(0.76)%	9.04%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	5.58%	(0.25)%	8.36%
Class B Returns Before Taxes (Incept. 11/30/00)[3]	8.20%	0.28%	10.10%
Class C Returns Before Taxes (Incept. 11/30/00)[4]	12.15%	0.67%	10.00%
Russell 1000 Value Index[5] (reflects no deduction for fees, expenses or taxes)	16.49%	5.27%	11.38%
S&P 500 Index[6] (reflects no deduction for fees, expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown reflects the performance of the Class A shares of the predecessor Strong Advisor U.S. Value Fund, adjusted to reflect the applicable sales charges of this Class. Performance shown for the period prior to the inception of this Class reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect this Class’s sales charges and expenses. The predecessor fund’s Class Z shares incepted on December 29, 1995.
[2]	Returns reflect applicable sales charges.
[3]	Performance shown reflects the performance of the Class B shares of the predecessor Strong Advisor U.S. Value Fund, adjusted to reflect the applicable sales charges of this Class. Performance shown for the period prior to the inception of this Class reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect this Class’s sales charges and expenses. The predecessor fund’s Class Z shares incepted on December 29, 1995.
[4]	Performance shown reflects the performance of the Class C shares of the predecessor Strong Advisor U.S. Value Fund, adjusted to reflect the applicable sales charges of this Class. Performance shown for the period prior to the inception of this Class reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect this Class’s sales charges and expenses. The predecessor fund’s Class Z shares incepted on December 29, 1995.
[5]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[6]	S&P 500 is a registered trademark of Standard & Poor’s.

14	Large Cap Stock Funds Prospectus

Value Fund Class A Calendar Year Returns*1

Best Qtr.:	Q2 ‘03 • 19.60%	Worst Qtr.:	Q3 ‘02 • (14.88)%

*	Returns do not reflect applicable sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was (1.45)%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[2] for the period ended 12/31/04	1 year	5 years	Life of Fund
Class A Returns Before Taxes (Incept. 7/26/2004)[1]	5.68%	8.65%	9.85%
Class A Returns After Taxes on Distributions	5.19%	7.90%	9.19%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	4.05%	7.14%	8.33%
Class B Returns Before Taxes (Incept. 7/26/2004)	6.02%	8.83%	9.87%
Class C Returns Before Taxes (Incept. 7/26/2004)	10.06%	9.12%	9.87%
Russell 1000 Value Index[3] (reflects no deduction for fees, expenses or taxes)	16.49%	5.27%	9.62%
S&P 500 Index[4] (reflects no deduction for fees, expenses or taxes)	10.87%	(2.30)%	7.24%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares (formerly Class D shares), adjusted to reflect this Class’ sales charges and expenses. The Fund’s Investor Class shares incepted February 12, 1997.
[2]	Returns reflect applicable sales charges.
[3]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[4]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	15

Large Cap Stock Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)
	All Funds (except Value Fund)
	CLASS A	CLASS B	CLASS C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None[1]	5.00%	1.00%
Redemption Fee[2]	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	Endeavor Large Cap Fund			Endeavor Select Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
Management Fees[3]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%	0.00%	0.75%	0.75%
Other Expenses[4]	0.84%	0.85%	0.85%	0.72%	0.73%	0.73%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	2.35%	2.35%	1.47%	2.23%	2.23%
Fee Waivers	0.34%	0.35%	0.35%	0.22%	0.23%	0.23%

NET EXPENSES[5]	1.25%	2.00%	2.00%	1.25%	2.00%	2.00%
	U.S. Value Fund			Value Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
Management Fees[3]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%	0.00%	0.75%	0.75%
Other Expenses[4]	0.64%	0.65%	0.65%	0.90%	0.90%	0.89%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.39%	2.15%	2.15%	1.65%	2.40%	2.39%
Fee Waivers	0.14%	0.15%	0.15%	0.45%	0.45%	0.44%

NET EXPENSES[5]	1.25%	2.00%	2.00%	1.20%	1.95%	1.95%
[1]	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See “A Choice of Share Classes” for further information.
[2]	Deducted from the net proceeds if shares redeemed (or exchanged) within one year of purchase. This fee is retained by the Fund. Please see “Redemption Fees” on page 62 for further information.

16	Large Cap Stock Funds Prospectus

Summary of Expenses

Value Fund
CLASS A	CLASS B	CLASS C
5.75%	None	None
None[1]	5.00%	1.00%
1.00%	1.00%	1.00%

Equity Index Fund		Growth Fund	Large Company Core Fund
CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
0.10%	0.10%	0.70%	0.75%	0.75%	0.75%
0.00%	0.75%	0.75%	0.00%	0.75%	0.75%
0.66%	0.66%	0.72%	0.73%	0.74%	0.74%

0.76%	1.51%	2.17%	1.48%	2.24%	2.24%
0.14%	0.14%	0.12%	0.23%	0.24%	0.24%

0.62%	1.37%	2.05%	1.25%	2.00%	2.00%
[3]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds, except the Equity Index Fund, is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets over $4.99 billion. The breakpoint schedule for the Equity Index Fund is as follows: 0.10% for assets from $0 to $999 million; 0.075% for assets from $1 billion to $4.99 billion; and 0.05% for assets over $4.99 billion.
[4]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Growth Fund, the Large Company Core Fund and the Value Fund have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect fees and expenses.
[5]	For all the Funds, except the Equity Index and Value Funds, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. For the Equity Index Fund, the adviser has committed through November 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. For the Value Fund, the adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Large Cap Stock Funds Prospectus	17

Large Cap Stock Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Endeavor Large Cap Fund			Endeavor Select Fund			Equity Index Fund		Growth Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$695	$703	$303	$695	$703	$303	$635	$639	$308
3 YEARS	$1,017	$1,000	$700	$993	$975	$675	$791	$763	$668
5 YEARS	$1,361	$1,424	$1,224	$1,312	$1,374	$1,174	$960	$1,010	$1,153
10 YEARS	$2,329	$2,669	$2,659	$2,214	$2,556	$2,547	$1,451	$1,796	$2,494
	Large Company Core Fund			U.S. Value Fund			Value Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$695	$703	$303	$695	$703	$303	$690	$698	$298
3 YEARS	$995	$977	$677	$977	$959	$659	$1,024	$1,006	$703
5 YEARS	$1,316	$1,378	$1,178	$1,279	$1,341	$1,141	$1,380	$1,440	$1,236
10 YEARS	$2,223	$2,566	$2,556	$2,136	$2,480	$2,471	$2,382	$2,712	$2,693

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period.

	Endeavor Large Cap Fund			Endeavor Select Fund			Equity Index Fund		Growth Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$695	$203	$203	$695	$203	$203	$635	$139	$208
3 YEARS	$1,017	$700	$700	$993	$675	$675	$791	$463	$668
5 YEARS	$1,361	$1,224	$1,224	$1,312	$1,174	$1,174	$960	$810	$1,153
10 YEARS	$2,329	$2,669	$2,659	$2,214	$2,556	$2,547	$1,451	$1,796	$2,494
	Large Company Core Fund			U.S. Value Fund			Value Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$695	$203	$203	$695	$203	$203	$690	$198	$198
3 YEARS	$995	$677	$677	$977	$659	$659	$1,024	$706	$703
5 YEARS	$1,316	$1,178	$1,178	$1,279	$1,141	$1,141	$1,380	$1,240	$1,236
10 YEARS	$2,223	$2,566	$2,556	$2,136	$2,480	$2,471	$2,382	$2,712	$2,693

18	Large Cap Stock Funds Prospectus

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. ”You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investment activities and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Large Cap Stock Funds Prospectus	19

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Endeavor Large Cap Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Endeavor Large Cap Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We may invest in any sector, and at times we may emphasize one or more particular sectors. We may utilize an active trading approach. We may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	21

Endeavor Large Cap Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter) . Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON SEPTEMBER 28, 2001

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001[2]
Net asset value, beginning of period	$11.63	$10.08	$7.55	$10.59	$10.00
Income from investment operations:
Net investment income (loss)	(0.05)[3]	(0.10)	(0.07)[3]	(0.10)[3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.68	1.65	2.60	(2.94)	0.86[4]
Total from investment operations	0.63	1.55	2.53	(3.04)	0.85
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.26)
Total distributions	0.00	0.00	0.00	0.00	(0.26)
Net asset value, end of period	$12.26	$11.63	$10.08	$7.55	$10.59
Total return[5]	5.42%	15.38%	33.51%	(28.71)%	8.45%
Ratios/supplemental data:
Net assets, end of period (000s)	$48,963	$42,959	$36,601	$28,291	$28,102
Ratios to average net assets[6]:
Ratio of expenses to average net assets	1.43%	1.65%	1.61%	1.98%	2.35%
Ratio of net investment income (loss) to average net assets	(0.73)%	(0.93)%	(0.86)%	(1.18)%	1.08%
Portfolio turnover rate[7]	61%	168%	234%	420%	54%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	1.62%	1.69%	1.69%	2.03%	2.36%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from September 28, 2001 (commencement of Class) to December 31, 2001.
[3]	Calculated based upon average shares outstanding.
[4]	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22	Large Cap Stock Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON SEPTEMBER 28, 2001

July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001[2]
$11.41	$9.97	$7.51	$10.57	$10.00

(0.10)[3]	(0.17)	(0.12)[3]	(0.12)[3]	(0.04)
0.67	1.61	2.58	(2.94)	0.87[4]
0.57	1.44	2.46	(3.06)	0.83

0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	0.00	(0.26)
0.00	0.00	0.00	0.00	(0.26)
$11.98	$11.41	$9.97	$7.51	$10.57
5.00%	14.44%	32.76%	(28.95)%	8.25%

$1,330	$950	$719	$323	$120

2.21%	2.42%	2.05%	2.24%	2.64%
(1.53)%	(1.69)%	(1.34)%	(1.38)%	(1.55)%
61%	168%	234%	420%	54%
2.41%	2.46%	2.47%	4.69%	2.75%

Large Cap Stock Funds Prospectus	23

Endeavor Large Cap Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON SEPTEMBER 28, 2001

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31 2001[2]
Net asset value, beginning of period	$11.41	$9.97	$7.51	$10.57	$10.00
Income from investment operations:
Net investment income (loss)	(0.10)[3]	(0.18)	(0.12)[3]	(0.13)[3]	(0.04)
Net realized and unrealized gain on investments	0.67	1.62	2.58	(2.93)	(0.87)[4]
Total from investment operations	0.57	1.44	2.46	(3.06)	0.83
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.26)
Total distributions	0.00	0.00	0.00	0.00	(0.26)
Net asset value, end of period	$11.98	$11.41	$9.97	$7.51	$10.57
Total return[5]	5.00%	14.44%	32.76%	(28.95)%	8.25%
Ratios/supplemental data:
Net assets, end of period (000s)	$362	$474	$430	$194	$108
Ratios to average net assets[6]:
Ratio of expenses to average net assets	2.23%	2.45%	2.12%	2.33%	2.64%
Ratio of net investment income (loss) to average net assets	(1.57)%	(1.72)%	(1.39)%	(1.51)%	(1.55)%
Portfolio turnover rate[7]	61%	168%	234%	420%	54%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	2.59%	2.56%	2.57%	4.18%	2.75%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from September 28, 2001 (commencement of Class) to December 31, 2001.
[3]	Calculated based upon average shares outstanding.
[4]	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24	Large Cap Stock Funds Prospectus

Endeavor Select Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Endeavor Select Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in the equity securities of 30 to 40 companies that we believe have above-average earnings growth prospects. We select equity securities of companies of any size that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry). We may invest in any sector, and at times we may emphasize one or more particular sectors. We may utilize an active trading approach. We may sell a holding when the company’s growth prospects become less attractive or to take advantage of a better opportunity.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

The Fund is considered to be non-diversified because it invests a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	25

Endeavor Select Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 year (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON DECEMBER 29, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Net asset value, beginning of period	$9.16	$8.36	$6.10	$7.99	$10.00
Income from investment operations:
Net investment income (loss)	(0.04)[1]	(0.09)[2]	(0.07)[2]	(0.07)[2]	(0.01)
Net realized and unrealized gain (loss) on investments	0.56	1.47	2.33	(1.81)	(2.00)[3]
Total from investment operations	0.52	1.38	2.26	(1.88)	(2.01)
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	(0.21)	(0.58)	0.00	(0.01)	0.00
Total distributions	(0.21)	(0.58)	0.00	(0.01)	0.00
Net asset value, end of period	$9.47	$9.16	$8.36	$6.10	$7.99
Total return[4]	5.93%	16.80%	37.05%	(23.52)%	(20.10)%
Ratios/supplemental data:
Net assets, end of period (000s)	$50,932	$94,805	$81,190	$55,762	$56,700
Ratios to average net assets[5]:
Ratio of expenses to average net assets	1.39%	1.57%	1.58%	1.59%	1.69%
Ratio of net investment income (loss) to average net assets	(0.73)%	(1.05)%	(1.01)%	(1.08)%	(0.80)%
Portfolio turnover rate[6]	54%	169%	244%	437%	360%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,7]	1.53%	1.61%	1.61%	1.60%	4.39%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26	Large Cap Stock Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON DECEMBER 29, 2000

July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
$8.87	$8.18	$6.02	$7.94	$10.00

(0.07)[2]	(0.15)[2]	(0.12)[2]	(0.12)[2]	(0.09)
0.53	1.42	2.28	(1.79)	(1.97)[3]
0.46	1.27	2.16	(1.91)	(2.06)

0.00	0.00	0.00	0.00	0.00
(0.21)	(0.58)	0.00	(0.01)	0.00
(0.21)	(0.58)	0.00	(0.01)	0.00
$9.12	$8.87	$8.18	$6.02	$7.94
5.44%	15.82%	35.88%	(24.04)%	(20.60)%

$4,403	$1,800	$622	$317	$455

2.13%	2.35%	2.34%	2.36%	2.45%
(1.47)%	(1.72)%	(1.79)%	(1.85)%	(1.70)%
54%	169%	244%	437%	360%
2.28%	2.39%	2.40%	2.39%	12.41%

Large Cap Stock Funds Prospectus	27

Endeavor Select Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 year (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON DECEMBER 29, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Net asset value, beginning of period	$8.87	$8.18	$6.02	$7.93	$10.00
Income from investment operations:
Net investment income (loss)	(0.08)[2]	(0.16)[2]	(0.13)[2]	(0.12)[2]	(0.10)
Net realized and unrealized gain on investments	0.53	1.43	2.29	(1.78)	(1.97)[3]
Total from investment operations	0.45	1.27	2.16	(1.90)	(2.07)
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	(0.21)	(0.58)	0.00	(0.01)	0.00
Total distributions	(0.21)	(0.58)	0.00	(0.01)	0.00
Net asset value, end of period	$9.11	$8.87	$8.18	$6.02	$7.93
Total return[4]	5.33%	15.82%	35.88%	(23.95)%	(20.70)%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,802	$1,080	$444	$231	$239
Ratios to average net assets[5]:
Ratio of expenses to average net assets	2.18%	2.37%	2.38%	2.28%	2.46%
Ratio of net investment income (loss) to average net assets	(1.52)%	(1.82)%	(1.83)%	(1.78)%	(1.70)%
Portfolio turnover rate[6]	54%	169%	244%	437%	360%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5],7	2.32%	2.41%	2.45%	2.32%	12.82%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28	Large Cap Stock Funds Prospectus

Equity Index Fund

Portfolio Manager:    Gregory T. Genung, CFA

Investment Objective

The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks composing the S&P 500 Index before fees and expenses.

Investment Strategies

We invest in common stocks to replicate the S&P 500 Index. We do not individually select common stocks based on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. We attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund’s portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks listed in the S&P 500 Index;

•	in stock index futures and options on stock indexes as a substitute for a comparable position in the underlying securities; and

•	in interest-rate futures contracts, options or interest-rate swaps and index swaps.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6. We attempt to match as closely as possible the performance of the S&P 500 Index. Funds that track the performance of an index do so whether the index rises or falls. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	29

Equity Index Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON JANUARY 25, 1984

For the period ended:	July 31, 2005[1]	Sept. 30, 2004	Sept. 30, 2003	Sept. 30, 2002	Sept. 30, 2001	Sept. 30, 2000
Net asset value, beginning of period	$48.51	$44.55	$38.09	$54.20	$84.54	$78.14
Income from investment operations:
Net investment income (loss)	0.63	0.52	0.47	0.41	0.43	0.33
Net realized and unrealized gain (loss) on investments	4.97	5.25	8.23	(9.85)	(21.00)	9.36
Total from investment operations	5.60	5.77	8.70	(9.44)	(20.57)	9.69
Less distributions:
Distributions from net investment income	(0.67)	(0.50)	(0.51)	(0.43)	(0.35)	(0.10)
Distributions from net realized gain	(1.89)	(1.31)	(1.73)	(6.24)	(9.42)	(3.19)
Total distributions	(2.56)	(1.81)	(2.24)	(6.67)	(9.77)	(3.29)
Net asset value, end of period	$51.55	$48.51	$44.55	$38.09	$54.20	$84.54
Total return[2]	11.76%	13.13%	23.59%	(20.99)%	(27.03)%	12.43%
Ratios/supplemental data:
Net assets, end of period (000s)	$354,615	$341,142	$312,974	$271,640	$382,462	$596,083
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.64%	0.65%	0.67%	0.67%	0.67%	0.71%
Ratio of net investment income (loss) to average net assets	1.53%	1.09%	1.14%	0.86%	0.67%	0.54%
Portfolio turnover rate[4]	3%	2%	2%	4%	4%	8%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,5]	0.76%	0.82%	1.03%	0.99%	0.88%	0.85%
[1]	In 2005, the Fund changed its fiscal year end from September 30 to July 31.
[2]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[5]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30	Large Cap Stock Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON FEBRUARY 17, 1998

July 31, 2005[1]	Sept. 30, 2004	Sept. 30, 2003	Sept. 30, 2002	Sept. 30, 2001	Sept. 30, 2000
$48.22	$44.32	$37.80	$53.78	$84.06	$78.19

0.25	0.12	0.16	0.06	(0.02)	(0.16)
5.02	5.27	8.20	(9.84)	(20.91)	9.22
5.27	5.39	8.36	(9.78)	(20.93)	9.06

(0.23)	(0.18)	(0.12)	(0.02)	0.00	0.00
(1.88)	(1.31)	(1.72)	(6.18)	(9.35)	(3.19)
(2.11)	(1.49)	(1.84)	(6.20)	(9.35)	(3.19)
$51.38	$48.22	$44.32	$37.80	$53.78	$84.06
11.08%	12.26%	22.71%	(21.60)%	(27.57)%	11.58%

$40,760	$51,644	$57,505	$50,635	$71,450	$96,378

1.39%	1.40%	1.41%	1.41%	1.41%	1.46%
0.81%	0.34%	0.40%	0.11%	(0.07)%	(0.21)%
3%	2%	2%	4%	4%	8%
1.51%	1.57%	1.88%	1.97%	1.63%	1.72%

Large Cap Stock Funds Prospectus	31

Growth Fund

Portfolio Managers:    Thomas C. Ognar, CFA; Brandon M. Nelson, CFA; Bruce C. Olson, CFA

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The portfolio can include stocks of any size. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

32	Large Cap Stock Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON DECEMBER 26, 2002

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002[2]
Net asset value, beginning of period	$19.00	$17.03	$13.21	$13.44
Income from investment operations:
Net investment income (loss)	(0.14)[3]	(0.30)[3]	(0.32)[3]	0.00[3],4
Net realized and unrealized gain on investments	0.71	2.27	4.14	(0.23)
Total from investment operations	0.57	1.97	3.82	(0.23)
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00
Net asset value, end of period	$19.57	$19.00	$17.03	$13.21
Total return[5]	3.00%	11.57%	28.92%	(1.71)%
Ratios/supplemental data:
Net assets, end of period (000s)	$146	$314	$512	$98
Ratios to average net assets[6]:
Ratio of expenses to average net assets	1.79%	2.42%	2.47%	2.33%
Ratio of net investment income (loss) to average net assets	(1.36)%	(1.74)%	(2.02)%	0.00%
Portfolio turnover rate[7]	76%	92%	139%	249%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	1.94%	3.35%	4.31%	2.34%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from December 26, 2002 (commencement of Class) to December 31, 2002.
[3]	Calculated based upon average shares outstanding.
[4]	Amount calculated is less than $0.005.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Large Cap Stock Funds Prospectus	33

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Large Company Core Fund

Portfolio Manager:    David A. Katz, CFA

Investment Objective

The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluates a company’s financial position as measured by balance sheet data and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return on equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	35

Large Company Core Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON NOVEMBER 3, 1997

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002[2]	Sept. 30, 2002	Sept. 30, 2001
Net asset value, beginning of period	$10.97	$10.81	$8.81	$8.24	$9.65	$14.67
Income from investment operations:
Net investment income (loss)	0.01	(0.01)	(0.00)[4,5]	0.01[5]	0.07	0.12
Net realized and unrealized gain (loss) on investments	(0.21)	1.12	2.02	0.57	(1.10)	(3.79)
Total from investment operations	(0.20)	1.11	2.02	0.58	(1.03)	(3.67)
Less distributions:
Distributions from net investment income	(0.00)[4]	0.00	(0.01)	(0.01)	(0.05)	(0.12)
Distributions from net realized gain	(1.47)	(0.95)	(0.01)	0.00	(0.33)	(1.23)
Total distributions	(1.47)	(0.95)	(0.02)	(0.01)	(0.38)	(1.35)
Net asset value, end of period	$9.30	$10.97	$10.81	$8.81	$8.24	$9.65
Total return[6]	(1.56)%	10.69%	22.93%	6.99%	(11.47)%	(26.39)%
Ratios/supplemental data:
Net assets, end of period (000s)	$40,167	$55,121	$67,463	$8,597	$6,155	$4,091
Ratios to average net assets[7]:
Ratio of expenses to average net assets	1.37	1.45%	1.45%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.23%	(0.07)%	(0.04)%	0.01%	0.82%	1.00%
Portfolio turnover rate[8]	75%	190%	148%	36%	190%	222%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[7,9]	1.62%	1.61%	1.69	3.05%	3.74%	4.72%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	In 2002, the Fund changed its fiscal year-end from September 30 to December 31.
[3]	For the period from September 30, 2002 (commencement of Class) to December 31, 2002.
[4]	Amount calculated is less than $0.005.
[5]	Calculated based upon average shares outstanding.
[6]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[7]	Ratios shown for periods of less than one year are annualized.
[8]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[9]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

36	Large Cap Stock Funds Prospectus

Financial Highlights

	CLASS B SHARES—COMMENCED ON SEPTEMBER 30, 2002

Sept. 30, 2000	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002[3]
$11.72	$10.73	$10.69	$8.79	$8.21

0.14	(0.03)	(0.09)	(0.10)[5]	(0.02)[5]
3.26	(0.21)	1.08	2.01	0.60
3.40	(0.24)	0.99	1.91	0.58

(0.14)	0.00	0.00	(0.00)[4]	0.00
(0.31)	(1.47)	(0.95)	(0.01)	0.00
(0.45)	(1.47)	(0.95)	(0.01)	0.00
$14.67	$9.02	$10.73	$10.69	$8.79
29.48%	(2.00)%	9.67%	21.74%	7.06%

$4,826	$8,169	$9,103	$7,559	$490

1.50%	2.22%	2.40%	2.40%	2.50%
1.10%	(0.61)%	(0.94)%	(0.99)%	(0.20)%
143%	75%	190%	148%	36%
3.90%	2.38%	2.40%	2.47%	4.23%

Large Cap Stock Funds Prospectus	37

Large Company Core Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON SEPTEMBER 30, 2002

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002[2]
Net asset value, beginning of period	$10.72	$10.69	$8.79	$8.21
Income from investment operations:
Net investment income (loss)	(0.07)	(0.11)	(0.10)[3]	(0.02)[3]
Net realized and unrealized gain on investments	(0.17)	1.09	2.01	0.60
Total from investment operations	(0.24)	0.98	1.91	0.58
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	(0.00)[4]
Distributions from net realized gain	(1.47)	(0.95)	(0.01)	0.00
Total distributions	(1.47)	(0.95)	(0.01)	(0.00)[4]
Net asset value, end of period	$9.01	$10.72	$10.69	$8.79
Total return[5]	(2.01)%	9.57%	21.73%	7.09%
Ratios/supplemental data:
Net assets, end of period (000s)	$5,204	$7,457	$6,312	$484
Ratios to average net assets[6]:
Ratio of expenses to average net assets	2.24%	2.41%	2.41%	2.50%
Ratio of net investment income (loss) to average net assets	(0.65)%	(1.01)%	(1.02)%	(0.20)%
Portfolio turnover rate[7]	75%	190%	148%	36%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	2.38%	2.52%	2.53%	4.20%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from September 30, 2002 (commencement of Class) to December 31, 2002.
[3]	Calculated based upon average shares outstanding.
[4]	Amount calculated is less than $0.005.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

38	Large Cap Stock Funds Prospectus

U.S. Value Fund

Portfolio Manager:    Robert J. Costomiris, CFA

Investment Objective

The U.S. Value Fund seeks total return with an emphasis on long-term capital appreciation.

Investment Strategies

We seek total return by investing principally in U.S. securities that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We also invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more.

Our philosophy is that improving returns on invested capital drive improving valuations. We select securities by screening for undervalued securities and utilizing fundamental analysis, such as management interviews and financial statement analysis, to select those securities with improving returns on capital. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may use a risk management tool to attempt to limit the difference between the Fund’s return and the return of a style-specific benchmark.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in U.S. securities; and

•	at least 80% of the Fund’s assets in securities of large-capitalization companies, which we define as those with market capitalizations of $3 billion or more.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risk described under “Common Risks for the Funds” on page 6 .

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	39

U.S. Value Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON NOVEMBER 30, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2,9]
Net asset value, beginning of period	$18.55	$17.65	$13.66	$17.83	$20.65	$19.99
Income from investment operations:
Net investment income (loss)	0.07[3]	0.20	0.14	0.12[3]	0.05	0.00[4]
Net realized and unrealized gain (loss) on investments	0.36	2.22	4.00	(2.77)	(2.56)	0.68
Total from investment operations	0.43	2.42	4.14	(2.65)	(2.51)	0.68
Less distributions:
Distributions from net investment income	(0.05)	(0.18)	(0.15)	(0.16)	(0.06)	(0.02)
Distributions from net realized gain	(0.29)	(1.34)	0.00	(1.36)	(0.25)	0.00
Total distributions	(0.34)	(1.52)	(0.15)	(1.52)	(0.31)	(0.02)
Net asset value, end of period	$18.64	$18.55	$17.65	$13.66	$17.83	$20.65
Total return[5]	2.38%	14.08%	30.48%	(16.34)%	(12.17)%	3.45%
Ratios/supplemental data:
Net assets, end of period (000s)	$5,250	$5,264	$4,752	$2,524	$2,622	$167
Ratios to average net assets[6]:
Ratio of expenses to average net assets	1.30%	1.35%	1.38%	1.28%	1.83%	1.34%
Ratio of net investment income (loss) to average net assets	0.67%	1.14%	0.99%	0.93%	0.07%	0.12%
Portfolio turnover rate[7]	14%	47%	53%	90%	116%	14%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	1.39%	1.41%	1.40%	1.30%	1.83%	1.34%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from November 30, 2000 (commencement of Class) to December 31, 2000.
[3]	Calculated based upon average shares outstanding.
[4]	Amount calculated is less than $0.005.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[9]	Per share data reflects a 1.023 for 1.000 share split, which occurred on March 8, 2001.

40	Large Cap Stock Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON NOVEMBER 30, 2000

July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2,9]
$18.52	$17.64	$13.67	$17.81	$20.66	$19.99

(0.01)[3]	0.07	0.03	0.02[3]	(0.00)[4]	(0.01)
0.36	2.21	3.98	(2.78)	(2.60)	0.69
0.35	2.28	4.01	(2.76)	(2.60)	0.68

(0.01)	(0.06)	(0.04)	(0.02)	0.00	(0.01)
(0.29)	(1.34)	0.00	(1.36)	(0.25)	0.00
(0.30)	(1.40)	(0.04)	(1.38)	(0.25)	(0.01)
$18.57	$18.52	$17.64	$13.67	$17.81	$20.66
1.95%	13.20%	29.37%	(17.01)%	(12.60)%	3.43%

$6,368	$6,369	$4,958	$3,124	$2,496	$131

2.08%	2.10%	2.15%	2.13%	2.25%	2.00%
(0.10)%	0.39%	0.21%	0.11%	(0.36)%	(0.49)%
14%	47%	53%	90%	116%	14%
2.16%	2.15%	2.17%	2.15%	2.88%	2.00%

Large Cap Stock Funds Prospectus	41

U.S. Value Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON NOVEMBER 30, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2,9]
Net asset value, beginning of period	$18.44	$17.56	$13.61	$17.82	$20.66	$19.99
Income from investment operations:
Net investment income (loss)	(0.01)[3]	0.06	0.03	0.02[3]	(0.00)[4]	(0.01)
Net realized and unrealized gain on investments	0.36	2.20	3.97	(2.78)	(2.59)	0.69
Total from investment operations	0.35	2.26	4.00	(2.76)	(2.59)	0.68
Less distributions:
Distributions from net investment income	(0.00)[4]	(0.04)	(0.05)	(0.09)	0.00	(0.01)
Distributions from net realized gain	(0.29)	(1.34)	0.00	(1.36)	(0.25)	0.00
Total distributions	(0.29)	(1.38)	(0.05)	(1.45)	(0.25)	(0.01)
Net asset value, end of period	$18.50	$18.44	$17.56	$13.61	$17.82	$20.66
Total return[5]	1.95%	13.15%	29.42%	(17.05)%	(12.55)%	3.42%
Ratios/supplemental data:
Net assets, end of period (000s)	$3,165	$4,294	$4,230	$1,426	$612	$103
Ratios to average net assets[6]:
Ratio of expenses to average net assets	2.10%	2.17%	2.20%	2.15%	2.16%	2.00%
Ratio of net investment income (loss) to average net assets	(0.12)%	0.31%	0.18%	0.15%	(0.29)%	(0.47)%
Portfolio turnover rate[7]	14%	47%	53%	90%	116%	14%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	2.18%	2.23%	2.24%	2.16%	2.37%	2.00%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from November 30, 2000 (commencement of Class) to December 31, 2000.
[3]	Calculated based upon average shares outstanding.
[4]	Amount calculated is less than $0.005.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[9]	Per share data reflects a 1.023 for 1.000 share split, which occurred on March 8, 2001.

42	Large Cap Stock Funds Prospectus

Value Fund

(The Fund’s Class A, Class B and Class C shares are closed to new investors.)

Portfolio Managers:    Kermit S. Eck, CFA; Daren C. Heitman, CFA; Michael M. Meyer, CFA; James R. Norris; Edward W. O’Connor, CFA; R. James O’Neil, CFA and Mehul Trivedi, CFA

Investment Objective

The Value Fund seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

Investment Strategies

We emphasize investment in common stocks of companies with market capitalizations of $1 billion or more. We seek total return by selecting companies that we believe are undervalued and possess strong financial positions. We attempt to minimize adverse federal income tax consequences for the Fund’s shareholders by managing the amount of realized gains, through reduced portfolio turnover. We cannot predict the impact of this strategy on the realization of gains or losses for the Fund. We intend to balance these tax considerations with the pursuit of the Fund’s objective, and we reserve the right to engage in short-term investing if market conditions warrant such trading.

We select securities for the portfolio based on an analysis of a company’s financial characteristics, an assessment of the quality of a company’s management and the implementation of a valuation discipline. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company’s outlook has occurred or more attractive investment alternatives are available.

We hold a smaller number of securities in the portfolio, usually 30 to 50 companies. This strategy enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. We believe our assessment of business quality and emphasis on valuation will protect the portfolio’s assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

Permitted Investments

Under normal circumstances, we invest at least 80% of total assets in equity securities.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6. The Fund is managed with a focus on after-tax returns; therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 45. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	43

Value Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON JULY 26, 2004		CLASS B SHARES—COMMENCED ON JULY 26, 2004

For the period ended:	July 31, 2005[1]	Oct. 31, 2004[8]	July 31, 2005[1]	Oct. 31, 2004[8]
Net asset value, beginning of period	$17.73	$17.06	$17.65	$17.06
Income from investment operations:
Net investment income (loss)	0.09	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.49[2]	0.66	1.45[3]	0.60
Total from investment operations	1.58	0.67	1.46	0.59
Less distributions:
Distributions from net investment income	(0.08)	0.00	(0.05)	0.00
Distributions from net realized gain	(0.33)	0.00	(0.33)	0.00
Total from distributions	(0.41)	0.00	(0.38)	0.00
Net asset value, end of period	$18.90	$17.73	$18.73	$17.65
Total return[4]	9.00%	3.93%	8.37%	3.46%
Ratios/supplemental data:
Net assets, end of period (000s)	$4,057	$1,438	$1,306	$395
Ratios to average net assets[5]:
Ratio of expenses to average net assets	1.20%	1.20%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets	0.66%	0.34%	(0.10)%	(0.49)%
Portfolio turnover rate[6]	32%	25%	32%	25%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,7]	1.65%	2.03%	2.40%	2.78%
[1]	In 2005, the Fund changed its fiscal year end from October 31 to July 31.
[2]	Includes redemption fee of $0.02.
[3]	Includes redemption fee of $0.01.
[4]	Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[8]	For the period from July 26, 2004 (commencement of Class) to October 31, 2004.

44	Large Cap Stock Funds Prospectus

Financial Highlights

CLASS C SHARES— COMMENCED ON JULY 26, 2004

July 31, 2005[1]	Oct. 31, 2004[8]
$17.66	$17.06

0.02	0.00
1.45[3]	0.60
1.47	0.60

(0.05)	0.00
(0.33)	0.00
(0.38)	0.00
$18.75	$17.66
8.41%	3.52%

$691	$174

1.95%	1.95%
(0.13)%	(0.33)%
32%	25%
2.39%	2. 86%

Large Cap Stock Funds Prospectus	45

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Endeavor Large Cap Fund and Endeavor Select Fund employ an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

•	Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

•	The Funds that invest in smaller companies and/or in foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund’s investment in foreign securities may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

•	Certain Funds may use various derivative instruments, such as options or futures contracts. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

46	Large Cap Stock Funds Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk—The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk—The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Large Cap Stock Funds Prospectus	47

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		ENDEAVOR LARGE CAP	ENDEAVOR SELECT	EQUITY INDEX	GROWTH	LARGE COMPANY CORE	U.S. VALUE	VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●	●
Foreign Securities Equity securities issued by a non-U.S. company, which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk	●	●		●	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●		●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and financial institutions to increase returns on those securities. Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of the collateral received).

	Credit, Counter-Party and Leverage Risk	●	●	●	●	●	●	●

Options

The right to buy or sell a security based on an agreed upon price at a specific time. Types of options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value.

	Leverage and Liquidity Risk			●	●		●

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which may cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●	●	●	●
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk	●	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Credit, Counter-Party Risk	●	●	●	●	●	●	●
Small Company Securities Investments in small companies, which may be less liquid and more volatile than investments in larger companies.	Small Company, Investment, Market, and Liquidity Risk		●		●

48	Large Cap Stock Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th St. & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISERS
Varies by Fund Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents

Manages the Funds’ business activities	Maintains records of shares and supervises the paying of dividends	Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Large Cap Stock Funds Prospectus	49

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Fund’s annual report for the fiscal year ended July 31, 2005. As of July 31, 2005, Funds Management managed over $105 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund, except the Equity Index Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Advisers

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Endeavor Large Cap, Endeavor Select, Equity Index, Growth, and U.S. Value Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of July 31, 2005, Wells Capital Management managed assets aggregating in excess of $163 billion.

Cooke & Bieler, L.P. (“Cooke & Bieler”), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is a registered investment adviser that has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. Cooke & Bieler is the sub-adviser for the Value Fund and thereby responsible for the day-to-day investment management responsibilities of the Fund. As of July 31, 2005, Cooke & Bieler managed approximately $7.6 billion in assets.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Large Company Core Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of July 31, 2005, Matrix managed over $1.9 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

50	Large Cap Stock Funds Prospectus

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

Large Cap Stock Funds Prospectus	51

A Choice of Share Classes

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

•	Class A Shares—with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

•	Class B Shares—with a contingent deferred sales charge (“CDSC”) payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

•	Class C Shares—with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see “every dollar working” from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares. Please see “Class B Share CDSC Schedule” below for further details.

Class B shares are available for all the Funds in this Prospectus, except the Growth Fund. Class C shares are available for all Funds, except the Equity Index Fund. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold the shares before redeeming them.

Orders for Class B shares of $100,000 or more will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the “Reductions and Waivers of Sales Charges” section of the Prospectus. Information regarding the Funds’ sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price (“POP”) which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

52	Large Cap Stock Funds Prospectus

CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS % OF PUBLIC OFFERING PRICE	FRONT-END SALES CHARGE AS % OF NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.75%	4.99%
$100,000 to $249,999	3.75%	3.90%
$250,000 to $499,999	2.75%	2.83%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
[1]	We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund’s approval. Certain exceptions apply (see “CDSC Waivers”). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see “CDSC Waivers”). The CDSC schedule is as follows:

CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

Large Cap Stock Funds Prospectus	53

A Choice of Share Classes

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after six years:

CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS
CDSC	4.00%	3.00%	3.00%	2.00%	2.00%	1.00%	0.00%	A shares

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

CLASS B SHARES RECEIVED IN EXCHANGE FOR STRONG FUND SHARES PURCHASED PRIOR TO APRIL 11, 2005 HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS	9 YEARS
CDSC	5.00%	4.00%	4.00%	3.00%	2.00%	1.00%	0.00%	0.00%	A shares

If you exchange the Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

54	Large Cap Stock Funds Prospectus

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Share Sales Charge Reductions

If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See the “Class A Share Sales Charge Schedule” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption.

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the distribution or transfer was from a Wells Fargo Advantage Fund and occurred within the 60 days prior to your reinvestment.

•	By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Large Cap Stock Funds Prospectus	55

Reductions and Waivers of Sales Charges

•	Rights of Accumulation (“ROA”) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent. You may be required to identify the existence of other accounts in which there are holdings eligible to be aggregated to qualify for a volume discount.

The following types of accounts (registered in the name of or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21) may be aggregated for the purpose of establishing eligibility under a rights of accumulation discount:

•	individual accounts;

•	joint accounts;

•	IRAs (including Roth IRAs and SEP IRAs) and SIMPLE IRAs that do not use a Wells Fargo Advantage Funds prototype agreement;

•	403(b) accounts; and

•	accounts over which the shareholder, his or her spouse or domestic partner have individual or shared authority to buy or sell shares on behalf of the account (including an UGMA/UTMA, a trust account or a solely owned business account).

Wells Fargo Advantage Fund shares held in the following accounts cannot be aggregated with the account through which you are currently purchasing for the purpose of establishing volume discounts:

•	529 college savings plan accounts;

•	accounts held through different financial intermediaries other than the broker dealer through which you are making your current purchase who will then hold the shares from your current purchase;

•	accounts held directly in a Wells Fargo Advantage Funds account on which the broker dealer is different than the broker dealer through which you are making your current purchase who will then hold the shares from your current purchase; and

•	accounts held through an administrator or trustee/custodian of an employer sponsored retirement plan or account (i.e. 401(k) Plans) and SIMPLE IRAs established using the Wells Fargo Advantage Funds prototype agreement (but not including employer sponsored IRAs) (collectively, “Employer Sponsored Retirement Plans”).

Wells Fargo Advantage Fund shares held in Employer Sponsored Retirement Plans may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When the group assets reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

56	Large Cap Stock Funds Prospectus

Class A Shares Sales Charge Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. Class A shares may be purchased at NAV in the following situations:

•	Current and retired employees, directors/trustees and officers of:

•	Wells Fargo Advantage Funds (including any predecessor funds);

•	Wells Fargo & Company and its affiliates; and

•	family members of any of the above.

•	Current employees of:

•	the Funds’ distributor and its affiliates;

•	the Funds’ transfer agent;

•	broker-dealers who act as selling agents;

•	immediate family members (spouse, sibling, parent or child) of any of the above; and

•	each Fund’s sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor that allows for load-waived Class A purchases.

•	Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

•	Internal Revenue Code Section 529 plans.

•	Insurance company separate accounts—Shares acquired by insurance company separate accounts.

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM).

•	Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

You also may buy Class A shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” with whom Wells Fargo Advantage Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

•	You pay no CDSC on Fund shares you purchase with reinvested distributions.

•	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (“IRS”) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•	We waive the CDSC for redemptions made in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

Large Cap Stock Funds Prospectus	57

Reductions and Waivers of Sales Charges

•	We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

•	For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:

•	withdrawals are made by participating in the Systematic Withdrawal Plan; and

•	withdrawals may not exceed 10% of your Fund assets (including “free shares”) (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

•	We waive the Class C CDSC if the dealer of record waived its commission with a Fund’s approval.

•	We waive the Class C CDSC where a Fund did not pay a sales commission at the time of purchase.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

Contact your selling agent for further information.

Distribution Plan

We have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

FUND	CLASS B	CLASS C
Endeavor Large Cap	0.75%	0.75%
Endeavor Select	0.75%	0.75%
Equity Index	0.75%	N/A
Growth	N/A	0.75%
Large Company Core	0.75%	0.75%
U.S. Value	0.75%	0.75%
Value	0.75%	0.75%

These fees are paid out of the Funds’ assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

58	Large Cap Stock Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment, with the following exceptions:

•	Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund;

•	Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

•	Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

•	The Value Fund imposes a 1.00% redemption fee on shares that are exchanged within one year of purchase. See page 62 for additional information.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering

Large Cap Stock Funds Prospectus	59

Exchanges

returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

60	Large Cap Stock Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Large Cap Stock Funds Prospectus	61

Your Account

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $1,000 per Fund, and $250 for a retirement account; or

•	$50 monthly minimum investment per Fund if you use the Automatic Investment Plan; and

•	$100 per Fund for all investments after your initial investment.

Institutions, through which an investor may purchase shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative at your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means: NOTE: The Value Fund’s Class A, Class B and Class C shares are closed to new investors, therefore you cannot open an account in this Fund.

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222 or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus -like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or

62	Large Cap Stock Funds Prospectus

both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Redemption Fees

For the Value Fund, a 1.00% redemption fee will be assessed on the NAV of shares redeemed or exchanged within one year after purchase and will be deducted from the proceeds otherwise payable to the shareholder. The redemption fee for the Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments. This redemption fee is retained by the Fund.

To determine whether the redemption fee applies, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized net capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

The redemption fee will be waived on sales or exchanges of Fund shares made under the following circumstances:

•	shares that were purchased with reinvested distributions.

•	in order to meet scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to IRS guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•	in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	to effect non-discretionary portfolio rebalancing associated with certain wrap accounts.

•	to effect non-discretionary portfolio rebalancing associated with certain retirement plans.

•	taking out a distribution or loan from a defined contribution plan.

•	to effect, through a redemption and subsequent purchase, an account registration change within the same Fund.

•	due to participation in the Systematic Withdrawal Plan.

•	Wells Fargo Advantage Fund of Funds transactions and transactions in Section 529 qualified tuition program portfolios.

•	if Funds Management determines in its discretion such a waiver is consistent with the best interests of a Fund’s shareholders.

In addition, certain brokers, retirement plan administrators and/or fee-based program sponsors who maintain underlying shareholder accounts do not have the systems capability to track and assess redemption fees. Consequently, the Fund generally will not assess a redemption fee on redemptions of shares held through such accounts.

Large Cap Stock Funds Prospectus	63

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $1,000, or $250 for a retirement account; however, you may start your account with $50 if you elect the Automatic Investment Plan option on your Application.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

64	Large Cap Stock Funds Prospectus

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example,” Wells Fargo Advantage Growth Fund, Class C.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

•	Complete an investment slip or enclose the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the “By Mail” section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $1,000 (or $250 for retirement accounts) from a linked bank account, or

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the Wells Fargo Advantage Funds automated phone system (“automated phone system”) to:

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Large Cap Stock Funds Prospectus	65

Your Account	How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by Internet if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the section on buying shares for the first time By Mail.

To buy into a new Fund, visit our Web site at www.wellsfargo.com/advantagefunds, to:

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

On-line purchases are limited to a maximum of $100,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds, to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application and follow the mailing and wire instructions on page 64. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 64. Be sure to have the wiring bank include your current account number and the name your account is registered in. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

66	Large Cap Stock Funds Prospectus

Your Account

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: (i) if the request is for over $100,000; (ii) if the address on your account was changed within the last 30 days, or (iii) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

 P.O. Box 8266

 Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or 1-800-368-7550 to use the automated phone system to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

•	Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer to a linked bank account, or by wire.

See “General Notes for Selling Shares” below. Further information is available by calling Investor Services at 1-800-222-8222.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

Large Cap Stock Funds Prospectus	67

How to Sell Shares

•	The minimum redemption amount is $100 or the balance of your account.

•	Your redemption proceeds are net of any applicable CDSC and/or redemption fees.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds and to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

68	Large Cap Stock Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds, except the U.S. Value Fund, make distributions of any net investment income and any realized net capital gains at least annually. The U.S. Value Fund makes distributions of any net investment income quarterly and any realized net capital gains at least annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

Large Cap Stock Funds Prospectus	69

Additional Services and Other Information

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Also, if you’re an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

70	Large Cap Stock Funds Prospectus

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of

Large Cap Stock Funds Prospectus	71

Additional Services and Other Information

their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

72	Large Cap Stock Funds Prospectus

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Robert J. Costomiris, CFA

U.S. Value Fund and its predecessor since 2001

Mr. Costomiris joined Wells Capital Management in 2005 as a portfolio manager. Prior to that he was a portfolio manager with Strong Capital Management, Inc. (“SCM”) since 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001. In addition, he specialized in managing small cap value stocks. From 1993 to 1997, Mr. Costomiris served as Senior Investment Consultant with Hewitt Associates. He earned his B.S. degree in chemical engineering from the University of Pennsylvania and his M.B.A. degree, specializing in Finance and Accounting, from the University of Chicago Graduate School of Business.

Gregory T. Genung, CFA

Equity Index Fund since 2001

Mr. Genung manages certain of the Wells Fargo index mutual funds, private accounts and collective trust funds. Before joining Wells Capital Management in 2001, he was a securities trader with Wells Fargo Institutional Brokerage, and its predecessor, Norwest Investment Services, Inc. since 1994. Earlier, he worked with Piper Capital Management, where he became senior advisor account administrator, specializing in mortgage-backed derivative products, Mr. Genung earned a bachelor’s degree in Finance and an Economics equivalency degree from the University of Minnesota, Duluth.

David A. Katz, CFA

Large Company Core Fund and its predecessor since 2005

Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from 1996 until the present. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. He earned his B.A. degree in Economics, summa cum laude, from Union College and his M.B.A. degree, with a concentration in Finance, from New York University Graduate School of Business.

Brandon M. Nelson, CFA

Growth Fund and its predecessor since 2005

Mr. Nelson joined Wells Capital Management in 2005. Prior to that, he was with SCM since 1996 and since October 2000, he has managed equity accounts. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. He earned a bachelor’s degree in Business Administration and a M.S. degree in Finance from the University of Wisconsin, Madison, and was selected to participate in the Applied Security Analysis Program.

Thomas C. Ognar, CFA

Growth Fund and its predecessor since 2002

Mr. Ognar joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with SCM since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined SCM in January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to joining SCM, he was a research analyst at M&I Investment Management Corp., and he was a trader at Republic Securities, Inc. Mr. Ognar earned his B.A. degree in Finance from Miami University and his M.S. degree in Finance from the University of Wisconsin, Madison.

Large Cap Stock Funds Prospectus	73

Portfolio Managers

Bruce C. Olson, CFA

Growth Fund and its predecessor since 2005

Mr. Olson joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager with SCM and managed separate and institutional accounts since January 1998. Mr. Olson joined SCM in 1994 as director of institutional communications and became an equity research analyst in June 1995. Prior to joining SCM, he was a managing partner at Olson Brothers, Inc. from 1989 to 1993. Prior to joining Olson Brothers Inc., he was with The Travelers Corporation, American National Bank and Trust Co. of Chicago, and Minton Investment Corporation. Mr. Olson earned a B.A. degree in Finance and History from Gustavus Adolphus College.

Thomas J. Pence, CFA

Endeavor Large Cap Fund and its predecessor since 2001

Endeavor Select Fund and its predecessor since 2000

Mr. Pence joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management, Inc. (“CCM”). While at CCM, he was responsible for managing all tax-exempt and taxable equity portfolios as well as various mutual funds within the Conseco Fund Group. Prior to joining CCM in 1991, Mr. Pence worked for the Forum Group, where he oversaw several transactions as part of the firm’s development and acquisition team. Before joining the Forum Group, Mr. Pence was a financial consultant with Peterson & Company in Chicago. Mr. Pence earned a B.S. degree in Business from Indiana University and his M.B.A. degree in Finance with honors from the University of Notre Dame.

Erik J. Voss, CFA

Endeavor Large Cap Fund and its predecessor since 2005

Endeavor Select Fund and its predecessor since 2000

Mr. Voss joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. From January 1997 to October 2000, Mr. Voss was employed at CCM as a portfolio manager. From 1993 to 1997, Mr. Voss was an equity analyst for Gardner Lewis Asset Management. Mr. Voss received his B.S. degree in Mathematics in 1989 and his M.S. degree in Finance from the University of Wisconsin in 1993.

Value Fund

This Fund is managed by a team of investment professionals at Cooke & Bieler. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. No member of the team has any limitations on their role.

Kermit S. Eck, CFA

Value Fund and its predecessor since its inception in 1997

Mr. Eck joined Cooke & Bieler in 1980 and left in 1984 to become Director of Product Marketing for Eczel Corp. From 1987 to 1992, he served as Executive Vice President of Keystone Natural Water. He rejoined Cooke & Bieler in 1992 and currently is a Partner, Portfolio Manager and Research Analyst. Mr. Eck earned a B.S. degree in Computer Science from Montana State University and an M.B.A. degree from Stanford University.

Daren C. Heitman, CFA

Value Fund since 2005

Mr. Heitman worked as an analyst and a portfolio manager at Skyline Asset Management from 1995 to 2000, when he joined Schneider Capital Management as a senior analyst until 2005. Mr. Heitman came to Cooke & Bieler in 2005 where he currently serves as a Portfolio Manager. Mr. Heitman earned his B.S. in Finance at Iowa State University and his M.B.A. from the University of Chicago.

74	Large Cap Stock Funds Prospectus

Michael M. Meyer, CFA

Value Fund and its predecessor since its inception in 1997

Mr. Meyer began his career at Sterling Capital Management (“Sterling”) as an equity analyst and head equity trader. He joined Cooke & Bieler in 1993 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Meyer earned his B.A. degree in Economics at Davidson College and his M.B.A. degree from The Wharton School of Business.

James R. Norris

Value Fund and its predecessor since 1998

Mr. Norris spent nearly ten years with Sterling as Senior Vice President of Equity Portfolio Management. He joined Cooke & Bieler in 1998 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Norris earned his B.S. degree in Management at Guilford College and his M.B.A. degree from the University of North Carolina.

Edward W. O’Connor, CFA

Value Fund and its predecessor since 2002

Mr. O’Connor spent three years at Cambiar Investors (“Cambiar”) in Denver, Colorado where he served as an equity analyst and portfolio manager and participated in Cambiar’s 2001 management buyout. He joined Cooke & Bieler in 2002 where he is currently a Portfolio Manager and Research Analyst. Mr. O’Connor earned his B.A. degree in Economics and Philosophy at Colgate University and his M.B.A. degree from the University of Chicago.

R. James O’Neil, CFA

Value Fund and its predecessor since its inception in 1997

Mr. O’Neil served as an Investment Officer in the Capital Markets Department at Mellon Bank beginning in 1983. He joined Cooke & Bieler in 1988 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. O’Neil earned his B.A. degree in Economics at Colby College and his M.B.A. degree from the Harvard School of Business.

Mehul Trivedi, CFA

Value Fund and its predecessor since 1998

Mr. Trivedi was a fixed income analyst at Blackrock Financial Management and then a product manager at PNC Asset Management. He joined Cooke & Bieler in 1998 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Trivedi earned his B.A. degree in International Relations at the University of Pennsylvania, a B.S. degree in Economics at the Wharton School of Business and his M.B.A degree from the Wharton School of Business.

Large Cap Stock Funds Prospectus	75

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

An increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also “total return.”

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds’ total assets. Non-diversified funds are not required to comply with these investment policies.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the Distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

76	Large Cap Stock Funds Prospectus

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Non-U.S. Securities

Non-U.S. Securities are securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; (2) issued by companies for which the principal securities trading market is a country other than the U.S.; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in a country other than the U.S. or that have at least 50% of their assets in countries other than the U.S.

Options

An option is the right or obligation to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Large Cap Stock Funds Prospectus	77

Glossary

S&P, S&P 500 Index

Standard and Poor’s, a nationally recognized statistical ratings organization, publishes various indexes or lists of companies representative of sectors of the U.S. economy. The S&P 500 Index is a market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

78	Large Cap Stock Funds Prospectus

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO

ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT54046 12-05

125LCR/P101 (12/05)

ICA Reg. No. 811-09253

WELLS

FARGO

ADVANTAGE

FUNDS

DECEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS – INSTITUTIONAL CLASS

Wells Fargo Advantage Capital Growth Fund

Wells Fargo Advantage Endeavor Select FundSM

Wells Fargo Advantage Growth Fund

Wells Fargo Advantage Growth and Income Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Large Cap Stock Funds

Throughout this prospectus, the Wells Fargo Advantage Endeavor Select FundSM is referred to as the “Endeavor Select Fund”.

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Large Cap Stock Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Capital Growth Fund (WWCIX)	Seeks long-term capital appreciation.

Endeavor Select Fund (WFCIX)	Seeks long-term capital appreciation.

Growth Fund (SGRNX)	Seeks long-term capital appreciation.

Growth and Income Fund (SGNIX)	Seeks total return, comprised of long-term capital appreciation and current income.

4	Large Cap Stock Funds Prospectus

PRINCIPAL STRATEGY

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in equity securities and up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments. Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We invest principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

Large Cap Stock Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 17;

•	the “Additional Strategies and General Investment Risks” section beginning on page 28; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Equity Securities

The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company the less volatile and more liquid its stock.

Foreign Investments

The Funds make foreign investments through American Depositary Receipts (“ADRs”). Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

6	Large Cap Stock Funds Prospectus

FUND	SPECIFIC RISKS

Capital Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Endeavor Select Fund

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund is considered to be non-diversified because it invests a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Growth and Income Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

Large Cap Stock Funds Prospectus	7

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Capital Growth Fund was organized as the successor fund to the Strong Large Company Growth Fund and the Strong Endeavor Fund, with the former being the accounting survivor. The Wells Fargo Advantage Endeavor Select Fund was organized as the successor fund to the Strong Advisor Select Fund. The Wells Fargo Advantage Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor. The Wells Fargo Advantage Growth and Income Fund was organized as the successor fund to the Strong Growth and Income Fund and the Strong Large Cap Core Fund, with the former being the accounting survivor. The predecessor Strong funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

Capital Growth Fund Institutional Class Calendar Year Returns*1

Best Qtr.:	Q4 ‘99 • 29.98%	Worst Qtr.:	Q2 ‘02 • (13.18)%

*	Performance shown reflects the performance of the Investor Class shares. The Investor Class shares do not have sales charges. The Fund’s year-to-date performance through September 30, 2005 was 7.48%.

8	Large Cap Stock Funds Prospectus

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Institutional Class Returns Before Taxes (Incept. 04/11/05)[1]	17.51%	2.58%	10.21%
Institutional Class Returns After Taxes on Distributions	17.51%	1.28%	8.92%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	11.38%	1.41%	8.15%
Russell 1000 Growth Index[2] (reflects no deduction for expenses or taxes)	6.30%	(9.29)%	2.52%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	5.57%
[1]	Performance shown for the Institutional Class shares reflects the performance of the Fund’s Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares annual returns are substantially similar to what the Institutional Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Investor Class shares incepted on November 3, 1997.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	9

Performance History

Endeavor Select Fund Institutional Class Calendar Year Returns*

Best Qtr.:	Q4 ‘01 • 13.49%	Worst Qtr.:	Q3 ‘01 • (21.52)%

*	Performance shown reflects the performance of the Fund’s Class A shares, and does not reflect the applicable Class A sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 8.73%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	Life of Fund
Institutional Class Returns Before Taxes (Incept. 4/11/05)[1]	10.09%	(2.01)%
Institutional Class Returns After Taxes on Distributions	9.07%	(2.25)%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	7.85%	(1.72)%
Russell 1000 Growth Index[2] (reflects no deduction for fees, expenses or taxes)	6.30%	(5.68)%
S&P 500 Index[3] (reflects no deduction for fees, expenses or taxes)	10.87%	(0.52)%
[1]	Performance shown for the Institutional Class shares reflects the performance of the Fund’s Class A shares, and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Class A shares annual returns are substantially similar to what the Institutional Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Class A shares incepted on December 29, 2000.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

10	Large Cap Stock Funds Prospectus

Growth Fund Institutional Class Calendar Year Returns*1

Best Qtr.:	Q4 ‘99 • 54.93%	Worst Qtr.:	Q1 ‘01 • (27.35)%

*	The Fund’s year-to-date performance through September 30, 2005 was 4.25%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Institutional Class Returns Before Taxes (Incept. 2/24/00)[1]	13.26%	(7.62)%	11.62%
Institutional Class Returns After Taxes on Distributions	13.26%	(8.63)%	9.69%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	8.62%	(6.71)%	9.34%
Russell 3000 Growth Index[3] (reflects no deduction for expenses or taxes)	6.93%	(8.87)%	9.30%
S&P 500 Index[4] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Institutional Class shares of the predecessor Strong Growth Fund. Performance shown for the period prior to the inception of this Class reflects performance of the Investor Class shares of the predecessor fund which incepted on 12/31/93.
[2]	The Growth Fund’s calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.
[3]	The Fund has selected the Russell 3000 Growth Index to replace the S&P 500 Index going forward because the Russell 3000 Growth Index is more representative of the breadth of the Fund’s holdings.
[4]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	11

Performance History

Growth and Income Fund Institutional Class Calendar Year Returns*1

Best Qtr.:	Q4 ’98 • 23.35%	Worst Qtr.:	Q1 ’01 • (17.67)%

*	The Fund’s year-to-date performance through September 30, 2005 was (4.09)%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Institutional Class Returns Before Taxes (Incept. 2/29/00)[1]	9.59%	(4.75)%	10.06%
Institutional Class Returns After Taxes on Distributions	9.23%	(5.00)%	9.64%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	6.22%	(4.10)%	8.68%
S&P 500 Index[2] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown reflects the performance of the Institutional Class shares of the predecessor Strong Growth and Income Fund. Performance shown for the periods prior to the inception of this Class reflects performance of the Investor Class shares of the predecessor fund which incepted on 12/29/95.
[2]	S&P 500 is a registered trademark of Standard & Poor’s.

12	Large Cap Stock Funds Prospectus

Large Cap Stock Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)
All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Capital Growth Fund	Endeavor Select Fund
Management Fees[1]	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[2]	0.24%	0.28%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.99%	1.03%
Fee Waivers	0.19%	0.23%

NET EXPENSES[3]	0.80%	0.80%

	Growth Fund	Growth and Income Fund
Management Fees[1]	0.70%	0.75%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[2]	0.23%	0.21%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.93%	0.96%
Fee Waivers	0.08%	0.30%

NET EXPENSES[3]	0.85%	0.66%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets over $4.99 billion.
[2]	Other expenses for the Capital Growth Fund and Endeavor Select Fund are based on estimates for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Large Cap Stock Funds Prospectus	13

Large Cap Stock Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Capital Growth Fund	Endeavor Select Fund	Growth Fund	Growth and Income Fund
1 YEAR	$82	$82	$87	$67
3 YEARS	$296	$305	$288	$276
5 YEARS	$—	$—	$507	$507
10 YEARS	$—	$—	$1,136	$1,151

14	Large Cap Stock Funds Prospectus

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Large Cap Stock Funds Prospectus	15

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Capital Growth Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Capital Growth Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in securities of large-capitalization companies that we believe offer the potential for above-average earnings growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more.

To identify stocks that offer the opportunity for growth, we look for stocks that have attractive growth prospects, (e.g., the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (e.g., showing a growth trend or that are well positioned in a growth industry).

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	17

Capital Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
INSTITUTIONAL CLASS SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	July 31, 2005[1]
Net asset value, beginning of period	$15.21
Income from investment operations:
Net investment income (loss)	(0.00)[2,3]
Net realized and unrealized gain (loss) on investments	1.50
Total from investment operations	1.50
Less distributions:
Distributions from net investment income	0.00
Distributions from net realized gain	0.00
Total distributions	0.00
Net asset value, end of period	$16.71
Total return[4]	9.86%
Ratios/supplemental data:
Net assets, end of period (000s)	$44,171
Ratios to average net assets[5]:
Ratio of expenses to average net assets	0.80%
Ratio of net investment income (loss) to average net assets	(0.10)%
Portfolio turnover rate[6]	57%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses5, [7]	0.98%
[1]	For the period from April 11, 2005 (commencement of Class) through July 31, 2005.
[2]	Amount calculated is less than $0.005.
[3]	Calculated based upon average shares outstanding.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During this period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

18	Large Cap Stock Funds Prospectus

Endeavor Select Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Endeavor Select Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in the equity securities of 30 to 40 companies that we believe have above- average earnings growth prospects. We select equity securities of companies of any size that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry). We may invest in any sector, and at times we may emphasize one or more particular sectors. We may utilize an active trading approach. We may sell a holding when the company’s growth prospects become less attractive or to take advantage of a better opportunity.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

The Fund is considered to be non-diversified because it invests a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	19

Endeavor Select Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
INSTITUTIONAL CLASS SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	July 31, 2005[1]
Net asset value, beginning of period	$8.60
Income from investment operations:
Net investment income (loss)	(0.01)[2]
Net realized and unrealized gain (loss) on investments	0.88
Total from investment operations	0.87
Less distributions:
Distributions from net investment income	0.00
Distributions from net realized gain	0.00
Total distributions	0.00
Net asset value, end of period	$9.47
Total return[3]	10.12%
Ratios/supplemental data:
Net assets, end of period (000s)	$161
Ratios to average net assets[4]:
Ratio of expenses to average net assets	0.80%
Ratio of net investment income (loss) to average net assets	(0.20)%
Portfolio turnover rate[5]	54%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.03%
[1]	For the period from April 11, 2005 (commencement of Class) through July 31, 2005.
[2]	Calculated based upon average shares outstanding.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During this period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20	Large Cap Stock Funds Prospectus

Growth Fund

Portfolio Managers:    Thomas C. Ognar, CFA; Brandon M. Nelson, CFA; Bruce C. Olson, CFA

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The portfolio can include stocks of any size. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	21

Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON FEBRUARY 24, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$19.99	$17.65	$13.48
Income from investment operations:
Net investment income (loss)	(0.05)[2]	(0.03)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments	0.74	2.37	4.24
Total from investment operations	0.69	2.34	4.17
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00
Net asset value, end of period	$20.68	$19.99	$17.65
Total return[3]	3.45%	13.26%	30.93%
Ratios/supplemental data:
Net assets, end of period (000s)	$315,764	$294,892	$311,312
Ratios to average net assets[4]:
Ratio of expenses to average net assets	0.92%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.17)%	(0.45)%
Portfolio turnover rate[5]	76%	92%	139%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	0.96%	0.93%	0.92%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[7]	For the period from February 24, 2000 (commencement of Class) through December 31, 2000.

22	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[7]
$17.91	$27.17	$43.74

(0.08)[2]	(0.02)	(0.01)
(4.35)	(9.17)	(11.33)
(4.43)	(9.19)	(11.34)

0.00	0.00	0.00
0.00	(0.07)	(5.23)
0.00	(0.07)	(5.23)
$13.48	$17.91	$27.17
(24.73)%	(33.84)%	(25.72)%

$195,054	$72,846	$17,844

0.92%	0.90%	0.84%
(0.51)%	(0.32)%	(0.09)%
249%	400%	366%
0.92%	0.91%	0.84%

Large Cap Stock Funds Prospectus	23

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Growth and Income Fund

Portfolio Manager:    David A. Katz, CFA

Investment Objective

The Growth and Income Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluate a company’s financial position as measured by balance sheet data and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return on equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 32. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	25

Growth and Income Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON FEBRUARY 29, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$21.41	$19.72	$15.92
Income from investment operations:
Net investment income (loss)	0.12[4]	0.26	0.16[4]
Net realized and unrealized gain (loss) on investments	(0.50)	1.62	3.83
Total from investment operations	(0.38)	1.88	3.99
Less distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.19)
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	(0.12)	(0.19)	(0.19)
Net asset value, end of period	$20.91	$21.41	$19.72
Total return[6]	(1.76)%	9.59%	25.26%
Ratios/supplemental data:
Net assets, end of period (000s)	$30,157	$36,879	$83,589
Ratios to average net assets[7]:
Ratio of expenses to average net assets	0.60%	0.71%	0.68%
Ratio of net investment income (loss) to average net assets	1.04%	0.93%	0.95%
Portfolio turnover rate[8]	74%	136%	199%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[7,9]	0.77%	0.76%	0.69%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	In 2000, the Fund changed its fiscal year-end from October 31 to December 31.
[3]	For the period from February 29, 2000 (commencement of class) to October 31, 2000.
[4]	Calculated based upon average shares outstanding.
[5]	Amount calculated is less than $0.005.
[6]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[7]	Ratios shown for periods of less than one year are annualized.
[8]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[9]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2]	Oct. 31, 2000[3]
$20.49	$25.46	$28.41	$29.15

0.15	0.08	(0.00)[5]	0.01
(4.49)	(5.05)	(2.63)	(0.75)
(4.34)	(4.97)	(2.63)	(0.74)

(0.23)	0.00	0.00	0.00
0.00	0.00	(0.32)	0.00
(0.23)	0.00	(0.32)	0.00
$15.92	$20.49	$25.46	$28.41
21.22%	19.52%	9.24%	2.54%

$67,014	$46,577	$31,394	$772

0.65%	0.64%	0.61%	0.64%
0.87%	0.58%	0.14%	0.07%
188%	172%	23%	122%
0.66%	0.65%	0.61%	0.64%

Large Cap Stock Funds Prospectus	27

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds including the Wells Fargo Advantage Funds Certain risks of the particular Funds are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds, except for the Growth Fund and Growth and Income Fund, employ an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

•	Each Fund holds assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, a Fund may not achieve its objective.

•	The Funds that invest in smaller companies and/or in foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund’s investment in foreign securities may also be subject to special risks associated with international trade, including currency foreign investment, liquidity and regulatory risk.

•	Certain Funds may use various derivative investments, such as options or futures contracts. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

28	Large Cap Stock Funds Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists, and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets invested on the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk—The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price tending to make prices of these securities fall under dramatically in response to selling pressure.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Large Cap Stock Funds Prospectus	29

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CAPITAL GROWTH	ENDEAVOR SELECT	GROWTH	GROWTH AND INCOME

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●
Foreign Securities Equity securities issued by a non-U.S. company which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk	●	●	●	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and financial institutions to increase returns on those securities. Loans may be made up to the limits imposed by the Investment Company Act of 1940 (“1940 Act”) (currently one-third of total assets, including the value of the collateral received).

	Counter-Party and Leverage Risk	●	●	●	●

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which will cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●

Options

The right to buy and sell a security based on price at a specific time. Types of options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value.

	Leverage and Liquidity Risk			●
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	●	●	●	●
Small Company Securities Investments in small companies, which may be less liquid and more volatile than investments in larger companies.	Small Company Investment, Market and Liquidity Risk		●	●

30	Large Cap Stock Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISERS
Varies by Fund Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Fund’s business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the payment of dividends

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Large Cap Stock Funds Prospectus	31

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Fund’s annual report for the fiscal year ended July 31, 2005. As of July 31, 2005, Funds Management managed over $105 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Advisers

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of funds Management, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Capital Growth, Endeavor Select and Growth Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals, As of July 31, 2005, Wells Capital Management managed assets aggregating in excess of $163 billion.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Growth and Income Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of July 31, 2005, Matrix managed over $1.9 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

32	Large Cap Stock Funds Prospectus

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of the Funds’ operation, coordination of the other services provided to the Funds, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Funds’ business.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

Large Cap Stock Funds Prospectus	33

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each Fund’s shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund’s total assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier times under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

34	Large Cap Stock Funds Prospectus

How to Buy Shares

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record for Institutional Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and

•	Institutions may require different minimum investment amounts. Please consult an account representative from your Institution for specifics.

•	All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The following investors are eligible to purchase Institutional Class shares:

•	Employee benefit plan programs that have at least $100 million in plan assets;

•	Broker-dealer managed account or wrap programs that charge an asset based fee, have program assets of at least $100 million and trade via omnibus accounts;

•	Registered investment adviser account programs that charge an asset based fee, have program assets of at least $100 million and trade via omnibus accounts;

•	Internal Revenue Code Section 529 plans;

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM);

•	Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

•	Institutions who invest a minimum initial amount of $5 million in a Fund; and

•	Under certain circumstances and for certain groups as detailed in the Funds’ Statement of Additional Information.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing

Large Cap Stock Funds Prospectus	35

Your Account	How to Buy Shares

“shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus -like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

36	Large Cap Stock Funds Prospectus

How to Sell Shares

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at your Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Redemption proceeds are usually wired to the redeeming Institution the following business day.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

Large Cap Stock Funds Prospectus	37

Exchanges

Exchanges between Wells Fargo Advantage Funds involves two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment in a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

38	Large Cap Stock Funds Prospectus

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Large Cap Stock Funds Prospectus	39

Other Information

Income and Gain Distributions

The Growth and Income Fund makes distributions of any net investment income at least quarterly and realized net capital gains at least annually. All other Funds in this Prospectus make such distributions at least annually.

We offer the following distribution option. Contact your Institution for other distribution options.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

40	Large Cap Stock Funds Prospectus

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your customer account representative.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Large Cap Stock Funds Prospectus	41

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

David A. Katz, CFA

Growth and Income Fund and its predecessor since 2005

Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from 1996 until the present. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. He earned his B.A. degree in Economics, summa cum laude, from Union College and his M.B.A. degree , with a concentration in Finance, from New York University Graduate School of Business.

Brandon M. Nelson, CFA

Growth Fund since and its predecessor 2005

Mr. Nelson joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (“SCM”) since 1996 and since October 2000, he has managed equity accounts. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. He received a bachelor’s degree in Business Administration and a master’s of science degree in Finance from the University of Wisconsin, Madison, and was selected to participate in the Applied Security Analysis Program.

Thomas C. Ognar, CFA

Growth Fund and its predecessor since 2002

Mr. Ognar joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with SCM since May 2002 and managed separate and Institutional accounts since 2001. Mr. Ognar joined SCM in January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to joining SCM, he was a research analyst at M&I Investment Management Corp. and he was a trader at Republic Securities, Inc. Mr. Ognar earned his B.A. degree in Finance from Miami University and his M.S. degree in Finance from the University of Wisconsin, Madison.

Bruce C. Olson, CFA

Growth Fund and its predecessor since 2005

Mr. Olson joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager with SCM and managed separate and institutional accounts since January 1998. Mr. Olson joined SCM in 1994 as director of institutional communications and became an equity research analyst in June 1995. Prior to joining SCM, he was a managing partner at Olson Brothers, Inc. from 1989 to 1993. Prior to joining Olson Brothers Inc., he was with The Travelers Corporation, American National Bank and Trust Co. of Chicago and Minton Investment Corporation. Mr. Olson earned a B.A. degree in Finance and History from Gustavus Adolphus College.

Thomas J. Pence, CFA

Capital Growth Fund and its predecessor since 2004

Endeavor Select Fund and its predecessor since 2000

Mr. Pence joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management, Inc. (“CCM”). While at CCM, he was responsible for managing all tax-exempt and taxable equity portfolios as well as various mutual funds within the Conseco Fund Group. Prior to joining CCM in 1991, Mr. Pence worked for the Forum Group, where he oversaw several transactions as part of the firm’s development and acquisition team. Before joining the Forum Group, Mr. Pence was a financial consultant with Peterson & Company in Chicago. Mr. Pence earned a B.S. degree in Business from Indiana University and his M.B.A. degree in Finance with honors from the University of Notre Dame.

42	Large Cap Stock Funds Prospectus

Erik J. Voss, CFA

Capital Growth Fund and its predecessor since 2005

Endeavor Select Fund and its predecessor since 2000

Mr. Voss joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. From January 1997 to October 2000, Mr. Voss was employed at CCM as a portfolio manager. From 1993 through 1997, Mr. Voss was an equity analyst for Gardner Lewis Asset Management. Mr. Voss received his B.S. degree in Mathematics in 1989 and his M.S. degree in Finance from the University of Wisconsin in 1993.

Large Cap Stock Funds Prospectus	43

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

An increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also “total return.”

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds’ total assets. Non-diversified funds are not required to comply with these investment policies.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, institutional trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the Distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

44	Large Cap Stock Funds Prospectus

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Non-U.S. Securities

Non-U.S. Securities are securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; (2) issued by companies for which the principal securities trading market is a country other than the U.S.; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in a country other than the U.S. or that have at least 50% of their assets in countries other than the U.S.

Options

An option is the right or obligation to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Portfolio Turnover Rate, Turnover Ratio

The percentage of the securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Large Cap Stock Funds Prospectus	45

Glossary

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

46	Large Cap Stock Funds Prospectus

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO

ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information,

including a discussion of the market conditions

and investment strategies that significantly affected

Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT54049 12-05

125 LCIT/P104 (12/05)

ICA Reg. No. 811-09253

Table of Contents	Large Cap Stock Funds

Throughout this prospectus, the Wells Fargo Advantage Endeavor Select Fund SM is referred to as the “Endeavor Select Fund”.

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Large Cap Stock Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Capital Growth Fund (WFCDX)	Seeks long-term capital appreciation.

Dividend Income Fund (WWIDX)	Seeks above-average dividend income and long-term capital appreciation.

Endeavor Select Fund (WECDX)	Seeks long-term capital appreciation.

Growth Fund (SGRKX)	Seeks long-term capital appreciation.

Growth and Income Fund (SGIKX)	Seeks total return, comprised of long-term capital appreciation and current income.

Large Company Core Fund (SLCKX)	Seeks total return comprised of long-term capital appreciation and current income.

U.S. Value Fund (SEQKX)	Seeks total return with an emphasis on long-term capital appreciation.

Value Fund (CBTIX)	Seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

4	Large Cap Stock Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in dividend-paying securities. Specifically, we seek to invest primarily in securities with dividend yields that are at least 25% higher than the yield of the S&P Industrials Index. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in equity securities and up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments. Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We invest principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. The Fund tends to invest in large, established companies, the majority of which pay dividends. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in U.S. securities that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We also invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more.

We emphasize investments in common stocks of companies with market capitalizations of $1 billion or more. We seek total return by selecting companies that we believe are undervalued and possess strong financial positions. We attempt to minimize adverse federal income tax consequences for the Fund’s shareholders by managing the amount of realized gains, through reduced portfolio turnover.

Large Cap Stock Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 22;

•	the “Additional Strategies and General Investment Risks” section beginning on page 50; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Equity Securities

The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company the less volatile and more liquid its stock.

Foreign Investments

Certain Funds make foreign investments through American Depositary Receipts (“ADRs”). Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

6	Large Cap Stock Funds Prospectus

FUND	SPECIFIC RISKS

Capital Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Dividend Income Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Stocks selected for their dividend income may be more sensitive to interest changes than other stocks.

Endeavor Select Fund

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund is considered to be non-diversified because it invests a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Growth and Income Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

Large Cap Stock Funds Prospectus	7

Summary of Important Risks

FUND	SPECIFIC RISKS

Large Company Core Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

U.S. Value Fund	The Fund is primarily subject to the “Equity Securities” risk described under “Common Risks for the Funds” on page 6.

Value Fund	The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6. The Fund is managed with a focus on after-tax returns; therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through tax-deferred retirement accounts, such as an Individual Retirement Account (“IRA”) or a 401(k) Plan).

8	Large Cap Stock Funds Prospectus

Performance History

The following information shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Capital Growth Fund was organized as the successor fund to the Strong Large Company Growth Fund and the Strong Endeavor Fund, with the former being the accounting survivor. The Wells Fargo Advantage Dividend Income Fund was organized as the successor fund to the Strong Dividend Income Fund, the Strong Energy Fund and the Strong Dow 30 Value Fund, with the former being the accounting survivor. The Wells Fargo Advantage Endeavor Select Fund was organized as the successor fund to the Strong Advisor Select Fund. The Wells Fargo Advantage Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor. The Wells Fargo Advantage Growth and Income Fund was organized as the successor fund to the Strong Growth and Income Fund and the Strong Large Cap Core Fund, with the former being the accounting survivor. The Wells Fargo Advantage Large Company Core Fund was organized as the successor fund to the Strong Advisor Large Company Core Fund and the Strong Value Fund, with the former being the accounting survivor. The Wells Fargo Advantage U.S. Value Fund was organized as the successor fund to the Strong Advisor U.S. Value Fund and the Strong Strategic Value Fund, with the former being the accounting survivor. The predecessor Strong funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. Effective at the close of business on July 23, 2004, the Wells Fargo Advantage Value Fund (formerly Wells Fargo Advantage C&B Tax-Managed Value Fund) was organized as the successor fund to the C&B Tax-Managed Value Fund. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

Capital Growth Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q4 ’99 • 29.98%	Worst Qtr.:	Q2 ’02 • (13.18)%

*	The Fund’s year-to-date performance through September 30, 2005 was 7.35%.

Large Cap Stock Funds Prospectus	9

Performance History

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class Returns Before Taxes (Incept. 6/30/03)[1]	18.06%	2.73%	10.32%
Administrator Class Returns After Taxes on Distributions	18.06%	1.43%	9.04%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	11.74%	1.54%	8.26%
Russell 1000 Growth Index[2] (reflects no deduction for expenses or taxes)	6.30%	(9.29)%	2.52%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	5.57%
[1]	Performance shown reflects the performance of the Class K shares of the predecessor Strong Large Company Growth Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, and prior to September 16, 2002, reflects the performance of the Rockhaven Premier Dividend Fund which incepted on 11/3/97, adjusted to remove the load previously charged on the Rockhaven Premier Fund.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

10	Large Cap Stock Funds Prospectus

Dividend Income Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q3 ’00 • 15.92%	Worst Qtr.:	Q3 ’02 • (17.43)%

*	The Fund’s year-to-date performance through September 30, 2005 was 8.05%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 12/31/01)[1]	14.49%	5.45%	11.57%
Administrator Class Returns After Taxes on Distributions	13.74%	4.40%	9.75%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	9.38%	4.13%	9.22%
Russell 1000 Value Index[2] (reflects no deduction for expenses or taxes)	16.49%	5.27%	13.83%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Class K shares of the predecessor Strong Dividend Income Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund which incepted on 7/1/93.
[2]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	11

Performance History

Endeavor Select Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q4 ’01 • 13.49%	Worst Qtr.:	Q3 ’01 • (21.52)%

*	Performance shown reflects the performance of the Fund’s Class A shares, and does not reflect the applicable Class A sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 8.62%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	Life of Fund
Administrator Class Returns Before Taxes (Incept. 4/11/05)[1]	10.09%	(2.01)%
Administrator Class Returns After Taxes on Distributions	9.07%	(2.25)%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	7.85%	(1.72)%
Russell 1000 Growth Index[2] (reflects no deduction for expenses or taxes)	6.30%	(5.68)%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(0.52)%
[1]	Performance shown for the Administrator Class shares reflects the performance of the Fund’s Class A shares, and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares. The Class A shares annual returns are substantially similar to what the Administrator Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Class A shares incepted on December 29, 2000.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

12	Large Cap Stock Funds Prospectus

Growth Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q4 ’99 • 54.93%	Worst Qtr.:	Q1 ’01 • (27.43)%

*	The Fund’s year-to-date performance through September 30, 2005 was 4.17%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 8/30/02)[1]	13.23%	(7.89)%	11.45%
Administrator Class Returns After Taxes on Distributions	13.23%	(8.90)%	9.52%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	8.60%	(6.93)%	9.19%
Russell 3000 Growth Index[3] (reflects no deduction for expenses or taxes)	6.93%	(8.87)%	9.30%
S&P 500 Index[4] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Class K shares of the predecessor Strong Growth Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund which incepted on 12/31/93.
[2]	The Fund’s calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.
[3]	The Fund has selected the Russell 3000 Growth Index to replace the S&P 500 Index going forward because the Russell 3000 Growth Index is more representative of the breadth of the Fund’s holdings.
[4]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	13

Performance History

Growth and Income Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q4 ’98 • 23.35%	Worst Qtr.:	Q1 ’01 • (17.78)%

*	The Fund’s year-to-date performance through September 30, 2005 was (4.34)%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class Returns Before Taxes (Incept. 12/31/01)[1]	9.35%	(5.11)%	9.83%
Administrator Class Returns After Taxes on Distributions	9.04%	(5.32)%	9.44%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	6.07%	(4.37)%	(8.48)%
S&P 500 Index[2] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown reflects the performance of the Class K shares of the predecessor Strong Growth and Income Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund which incepted on 12/29/95.
[2]	S&P 500 is a registered trademark of Standard & Poor’s.

14	Large Cap Stock Funds Prospectus

Large Company Core Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q4 ’99 • 19.95%	Worst Qtr.:	Q2 ’02 • (13.18)%

*	The Fund’s year-to-date performance through September 30, 2005 was (4.24)%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class Returns Before Taxes (Incept. 9/30/02)[1]	11.32%	0.79%	5.79%
Administrator Class Returns After Taxes on Distributions	9.53%	(0.41)%	4.66%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	8.70%	0.15%	4.48%
S&P 500 Index[2] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	5.57%
[1]	Performance shown reflects the performance of the Class K shares of the predecessor Strong Advisor Large Company Core Fund. Performance shown for periods prior to September 30, 2002, reflects the performance of the Class A shares of the Rockhaven Dividend Fund which incepted on 11/3/97.
[2]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	15

Performance History

U.S. Value Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q4 ’98 • 20.02%	Worst Qtr.:	Q3 ’02 • (17.89)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.40%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class Returns Before Taxes (Incept. 12/31/01)[1]	14.53%	1.81%	11.18%
Administrator Class Returns After Taxes on Distributions	12.01%	0.59%	10.03%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	10.19%	0.99%	9.33%
Russell 1000 Value Index[2] (reflects no deduction for expenses or taxes)	16.49%	5.27%	11.38%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown reflects the performance of the Class K shares of the predecessor Strong Advisor U.S. Value Fund. Performance shown for periods prior to December 31, 2001, reflects the performance of the Class Z shares of the predecessor fund which incepted on 12/29/95.
[2]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

16	Large Cap Stock Funds Prospectus

Value Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q2 ‘03 • 19.60%	Worst Qtr.:	Q3 ‘02 • (14.88)%

*	The Fund’s year-to-date performance through September 30, 2005 was (1.29)%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class Returns Before Taxes (Incept. 7/26/2004)	12.03%	9.92%	10.66%
Administrator Class Returns After Taxes on Distributions	11.45%	9.15%	9.99%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	8.20%	8.25%	9.06%
Russell 1000 Value Index[2] (reflects no deduction for expenses or taxes)	16.49%	5.27%	9.62%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	7.24%
[1]	Performance shown for periods prior to the inception of this class reflects the performance of the Investor Class shares (formerly Class D shares), and includes expenses that are not applicable to and are higher than those of this Class. The Fund’s Investor Class shares incepted on February 12, 1997.
[2]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	17

Large Cap Stock Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)
	All Funds (except Value Fund)	Value Fund
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None	None
Redemption Fee[1]	None	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Capital Growth Fund	Dividend Income Fund	Endeavor Select Fund
Management Fees[2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[3]	0.52%	0.51%	0.56%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.27%	1.26%	1.31%
Fee Waivers	0.33%	0.30%	0.31%

NET EXPENSES[4]	0.94%	0.96%	1.00%
[1]	Deducted from the net proceeds if shares redeemed (or exchanged) within one year of purchase. This fee is retained by the Fund. Please see “Redemption Fees” on page 59 for further information.
[2]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets over $4.99 billion.
[3]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Endeavor Select Fund are based on estimates for the current fiscal year. Other expenses for the Large Company Core Fund and the Value Fund have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect fees and expenses.
[4]	For all the Funds except the Value Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. For the Value Fund, the adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

18	Large Cap Stock Funds Prospectus

Summary of Expenses

Growth Fund	Growth and Income Fund	Large Company Core Fund	U.S. Value Fund	Value Fund
0.70%	0.75%	0.75%	0.75%	0.75%
0.00%	0.00%	0.00%	0.00%	0.00%
0.51%	0.48%	0.56%	0.50%	0.68%

1.21%	1.23%	1.31%	1.25%	1.43%
0.25%	0.27%	0.36%	0.29%	0.48%

0.96%	0.96%	0.95%	0.96%	0.95%

Large Cap Stock Funds Prospectus	19

Large Cap Stock Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Capital Growth Fund	Dividend Income Fund	Endeavor Select Fund	Growth Fund	Growth and Income Fund
1 YEAR	$96	$98	$102	$98	$98
3 YEARS	$370	$370	$385	$359	$364
5 YEARS	$665	$663	$—	$641	$650
10 YEARS	$1,505	$1,496	$—	$1,444	$1,465

	Large Company Core Fund	U.S. Value Fund	Value Fund
1 YEAR	$97	$98	$97
3 YEARS	$380	$368	$405
5 YEARS	$684	$658	$736
10 YEARS	$1,548	$1,486	$1,672

20	Large Cap Stock Funds Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Large Cap Stock Funds Prospectus	21

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Capital Growth Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Capital Growth Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in securities of large-capitalization companies that we believe offer the potential for above-average earnings growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more.

To identify stocks that offer the opportunity for growth, we look for stocks that have attractive growth prospects, (e.g., the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (e.g., showing a growth trend or that are well positioned in a growth industry).

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	23

Capital Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON JUNE 30, 2003
For the period ended:	July 31, 2005[1]	Dec. 31, 2004
Net asset value, beginning of period	$15.82	$13.40
Income from investment operations:
Net investment income (loss)	(0.02)[3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.91	2.43[4]
Total from investment operations	0.89	2.42
Less distributions:
Distributions from net investment income	0.00	0.00
Distributions from net realized gain	(0.01)	0.00
Total distributions	(0.01)	0.00
Net asset value, end of period	$16.70	$15.82
Total return[6]	5.64%	18.06%
Ratios/supplemental data:
Net assets, end of period (000s)	$75,840	$4,895
Ratios to average net assets[7]:
Ratio of expenses to average net assets	0.93%	0.94%
Ratio of net investment income (loss) to average net assets	(0.24)%	(0.08)%
Portfolio turnover rate[9]	57%	239%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[7,10]	1.27%	1.32%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from June 30, 2003 (commencement of Class) through December 31, 2003.
[3]	Calculated based upon average shares outstanding.
[4]	Includes redemption fee of $0.01.
[5]	Includes redemption fee of $0.02.
[6]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[7]	Ratios shown for periods of less than one year are annualized.
[8]	Amount calculated is less than $0.005.
[9]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[10]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2003[2]
$11.96

(0.00)[8]
1.44[5]
1.44

0.00
0.00
0.00
$13.40
12.04%

$1,026

0.94%
(0.03)%
229%
2.13%

Large Cap Stock Funds Prospectus	25

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Dividend Income Fund

Portfolio Managers:    Jennifer C. Newell, CFA; Roger D. Newell

Investment Objective

The Dividend Income Fund seeks above-average dividend income and long-term capital appreciation.

Investment Strategies

We invest principally in the common stocks of well-established companies that have demonstrated the willingness and ability to pay dividends. Specifically, we seek to invest primarily in securities with dividend yields that are at least 25% higher than the yield of the S&P Industrials Index. We will typically tend to buy a stock when its yield relative to the market is historically high and sell a stock when its yield relative to the market is historically low. We may invest in any sector and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in dividend-paying securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	27

Dividend Income Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON DECEMBER 31, 2001

For the period ended:	July 31, 2005[1]	Dec. 31, 2004
Net asset value, beginning of period	$16.17	$14.39
Income from investment operations:
Net investment income (loss)	0.14	0.27
Net realized and unrealized gain (loss) on investments	0.99	1.79
Total from investment operations	1.13	2.06
Less distributions:
Distributions from net investment income	(0.12)	(0.28)
Distributions from net realized gain	(0.65)	0.00
Total distributions	(0.77)	(0.28)
Net asset value, end of period	$16.53	$16.17
Total return[2]	7.15%	14.49%
Ratios/supplemental data:
Net assets, end of period (000s)	$4,957	$4,351
Ratios to average net assets:[3]
Ratio of expenses to average net assets	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	1.47%	1.75%
Portfolio turnover rate[4]	26%	49%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,5]	1.24%	1.36%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[5]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2003	Dec. 31, 2002
$11.71	$15.19

0.19	0.25
2.71	(3.13)
2.90	(2.88)

(0.22)	(0.35)
(0.00)	(0.25)
(0.22)	(0.60)
$14.39	$11.71
24.99%	(19.42)%

$5,054	$559

1.00%	1.00%
1.62%	1.64%
92%	114%
1.40%	2.10%

Large Cap Stock Funds Prospectus	29

Endeavor Select Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Endeavor Select Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in the equity securities of 30 to 40 companies that we believe have above-average earnings growth prospects. We select equity securities of companies of any size that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry). We may invest in any sector, and at times we may emphasize one or more particular sectors. We may utilize an active trading approach. We may sell a holding when the company’s growth prospects become less attractive or to take advantage of a better opportunity.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

The Fund is considered to be non-diversified because it invests a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

30	Large Cap Stock Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
ADMINISTRATOR CLASS SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	July 31, 2005[1]
Net asset value, beginning of period	$8.60
Income from investment operations:
Net investment income (loss)	(0.02)[2]
Net realized and unrealized gain (loss) on investments	0.89
Total from investment operations	0.87
Less distributions:
Distributions from net investment income	0.00
Distributions from net realized gain	0.00
Total distributions	0.00
Net asset value, end of period	$9.47
Total return[3]	10.12%
Ratios/supplemental data:
Net assets, end of period (000s)	$79,964
Ratios to average net assets:[4]
Ratio of expenses to average net assets	1.00%
Ratio of net investment income (loss) to average net assets	(0.67)%
Portfolio turnover rate[5]	54%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.30%
[1]	For the period from April 11, 2005 (commencement of Class) through July 31, 2005.
[2]	Calculated based upon average shares outstanding.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During this period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Large Cap Stock Funds Prospectus	31

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Growth Fund

Portfolio Managers:    Thomas C. Ognar, CFA; Brandon M. Nelson, CFA; Bruce C. Olson, CFA

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The portfolio can include stocks of any size. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	33

Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON AUGUST 30, 2002
For the period ended:	July 31, 2005[1]	Dec. 31, 2004
Net asset value, beginning of period	$19.68	$17.38
Income from investment operations:
Net investment income (loss)	(0.06)[3]	(0.03)[3]
Net realized and unrealized gain (loss) on investments	0.73	2.33
Total from investment operations	0.67	2.30
Less distributions:
Distributions from net investment income	0.00	0.00
Distributions from net realized gain	0.00	0.00
Total distributions	0.00	0.00
Net asset value, end of period	$20.35	$19.68
Total return[4]	3.40%	13.23%
Ratios/supplemental data:
Net assets, end of period (000s)	$65,886	$66,658
Ratios to average net assets[5]:
Ratio of expenses to average net assets	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	(0.51)%	(0.19)%
Portfolio turnover rate[6]	76%	92%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses5,[7]	1.20%	1.31%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	For the period from August 30, 2002 (commencement of Class) through December 31, 2002.
[3]	Calculated based upon average shares outstanding.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2003	Dec. 31, 2002[2]
$13.29	$13.53

(0.08)[3]	(0.01)[3]
4.17	(0.23)
4.09	(0.24)

0.00	0.00
0.00	0.00
0.00	0.00
$17.38	$13.29
30.78%	(1.77)%

$55,851	$13,106

0.97%	0.99%
(0.52)%	(0.69)%
139%	249%
1.24%	1.26%

Large Cap Stock Funds Prospectus	35

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Growth and Income Fund

Portfolio Manager:    David A. Katz, CFA

Investment Objective

The Growth and Income Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluate a company’s financial position as measured by balance sheet data and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return on equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	37

Growth and Income Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON DECEMBER 31, 2001

For the period ended:	July 31, 2005[1]	Dec. 31, 2004
Net asset value, beginning of period	$21.17	$19.52
Income from investment operations:
Net investment income (loss)	0.09[2]	0.19
Net realized and unrealized gain (loss) on investments	(0.51)	1.63
Total from investment operations	(0.42)	1.82
Less distributions:
Distributions from net investment income	(0.08)	(0.17)
Distributions from net realized gain	0.00	0.00
Total distributions	(0.08)	(0.17)
Net asset value, end of period	$20.67	$21.17
Total return[3]	(1.96)%	9.35%
Ratios/supplemental data:
Net assets, end of period (000s)	$100,221	$19,836
Ratios to average net assets:[4]
Ratio of expenses to average net assets	0.96%	0.94%
Ratio of net investment income (loss) to average net assets	0.75%	0.77%
Portfolio turnover rate[5]	74%	136%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.15%	1.09%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

38	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2003	Dec. 31, 2002
$15.75	$20.28

0.11[2]	0.11
3.79	(4.46)
3.90	(4.35)

(0.13)	(0.18)
0.00	0.00
(0.13)	(0.18)
$19.52	$15.75
24.90%	(21.47)%

$29,557	$19,280

0.98%	0.98%
0.65%	0.68%
199%	188%
1.06%	1.07%

Large Cap Stock Funds Prospectus	39

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Large Company Core Fund

Portfolio Manager:    David A. Katz, CFA

Investment Objective

The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluate a company’s financial position as measured by balance sheet data and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return on equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	41

Large Company Core Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON SEPTEMBER 30, 2002

For the period ended:	July 31, 2005[1]	Dec. 31, 2004
Net asset value, beginning of period	$11.07	$10.84
Income from investment operations:
Net investment income (loss)	0.03	0.06
Net realized and unrealized gain (loss) on investments	(0.22)	1.12
Total from investment operations	(0.19)	1.18
Less distributions:
Distributions from net investment income	(0.00)[3]	0.00
Distributions from net realized gain	(1.47)	(0.95)
Total distributions	(1.47)	(0.95)
Net asset value, end of period	$9.41	$11.07
Total return[4]	(1.41)%	11.32%
Ratios/supplemental data:
Net assets, end of period (000s)	$21,870	$24,257
Ratios to average net assets[5]:
Ratio of expenses to average net assets	0.97%	1.00%
Ratio of net investment income (loss) to average net assets	0.60%	0.43%
Portfolio turnover rate[6]	75%	190%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,7]	1.35%	1.33%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	Amount calculated is less than $0.005.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

42	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2003	Dec. 31, 2002
$8.80	$8.21

0.05[2]	0.02[2]
2.03	0.59
2.08	0.61

(0.03)	(0.02)
(0.01)	0.00
(0.04)	(0.02)
$10.84	$8.80
23.66%	7.38%

$35,372	$107

0.95%	1.00%
0.54%	1.10%
148%	36%
1.39%	2.91%

Large Cap Stock Funds Prospectus	43

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U.S. Value Fund

Portfolio Manager:    Robert J. Costomiris, CFA

Investment Objective

The U.S. Value Fund seeks total return with an emphasis on long-term capital appreciation.

Investment Strategies

We seek total return by investing principally in U.S. securities that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We also invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more.

Our philosophy is that improving returns on invested capital drive improving valuations. We select securities by screening for undervalued securities and utilizing fundamental analysis, such as management interviews and financial statement analysis, to select those securities with improving returns on capital. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may use a risk management tool to attempt to limit the difference between the Fund’s return and the return of a style-specific benchmark.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in U.S. securities; and

•	at least 80% of the Fund’s assets in securities of large-capitalization companies, which we define as those with market capitalizations of $3 billion or more.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risk described under “Common Risks for the Funds” on page 6.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	45

U.S. Value Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON DECEMBER 31, 2001

For the period ended:	July 31, 2005[1]	Dec. 31, 2004
Net asset value, beginning of period	$18.40	$17.52
Income from investment operations:
Net investment income (loss)	0.11[2]	0.27
Net realized and unrealized gain (loss) on investments	0.35	2.21
Total from investment operations	0.46	2.48
Less distributions:
Distributions from net investment income	(0.07)	(0.26)
Distributions from net realized gain	(0.29)	(1.34)
Total distributions	(0.36)	(1.60)
Net asset value, end of period	$18.50	$18.40
Total return[3]	2.56%	14.53%
Ratios/supplemental data:
Net assets, end of period (000s)	$204,133	$91,940
Ratios to average net assets:[4]
Ratio of expenses to average net assets	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	1.01%	1.54%
Portfolio turnover rate[5]	14%	47%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.17%	1.06%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

46	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2003	Dec. 31, 2002
$13.56	$17.87

0.16	0.22[2]
4.02	(2.81)
4.18	(2.59)

(0.22)	(0.36)
0.00	(1.36)
(0.22)	(1.72)
$17.52	$13.56
31.03%	(15.98)%

$87,368	$11,220

0.97%	0.97%
1.32%	1.63%
53%	90%
1.07%	1.11%

Large Cap Stock Funds Prospectus	47

Value Fund

Portfolio Managers:    Kermit S. Eck, CFA; Daren C. Heitman, CFA; Michael M. Meyer, CFA;

James R. Norris; Edward W.O’Connor, CFA; R. James O’Neil, CFA and Mehul Trivedi, CFA

Investment Objective

The Value Fund seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

Investment Strategies

We emphasize investment in common stocks of companies with market capitalizations of $1 billion or more. We seek total return by selecting companies that we believe are undervalued and possess strong financial positions. We attempt to minimize adverse federal income tax consequences for the Fund’s shareholders by managing the amount of realized gains, through reduced portfolio turnover. We cannot predict the impact of this strategy on the realization of gains or losses for the Fund. We intend to balance these tax considerations with the pursuit of the Fund’s objective, and we reserve the right to engage in short-term investing if market conditions warrant such trading.

We select securities for the portfolio based on an analysis of a company’s financial characteristics, an assessment of the quality of a company’s management and the implementation of a valuation discipline. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company’s outlook has occurred or more attractive investment alternatives are available.

We hold a smaller number of securities in the portfolio, usually 30 to 50 companies. This strategy enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. We believe our assessment of business quality and emphasis on valuation will protect the portfolio’s assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

Permitted Investments

Under normal circumstances, we invest at least 80% of total assets in equity securities.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risk described under “Common Risks for the Funds” on page 6. The Fund is managed with a focus on after-tax returns; therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(K) Plan).

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

48	Large Cap Stock Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES—COMMENCED ON JULY 26, 2004

For the period ended:	July 31, 2005[1]	Oct. 31, 2004[7]
Net asset value, beginning of period	$17.71	$17.06
Income from investment operations:
Net investment income (loss)	0.15	0.03
Net realized and unrealized gain (loss) on investments	1.45[2]	0.62
Total from investment operations	1.60	0.65
Less distributions:
Distributions from net investment income	(0.11)	0.00
Distributions from net realized gain	(0.33)	0.00
Total from distributions	(0.44)	0.00
Net asset value, end of period	$18.87	$17.71
Total return[3]	9.12%	3.81%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,617	$1,201
Ratios to average net assets:[4]
Ratio of expenses to average net assets	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.09%	0.77%
Portfolio turnover rate[5]	32%	25%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses.[4,6]	1.36%	1.80%
[1]	In 2005, the Fund changed its fiscal year end from October 31 to July 31.
[2]	Includes redemption fee of $0.02.
[3]	Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[7]	For the period from July 26, 2004 (commencement of Class) through October 31, 2004.

Large Cap Stock Funds Prospectus	49

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Capital Growth Fund and Endeavor Select Fund employ an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

•	Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

•	The Funds that invest in smaller companies, and/or in foreign companies (including investments made through ADRs and similar investments), are subject to additional risks, including less liquidity and greater price volatility. A Fund’s investment in foreign securities may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

•	Certain Funds may use various derivative investments, such as options or futures contracts. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

50	Large Cap Stock Funds Prospectus

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk—The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk—The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Large Cap Stock Funds Prospectus	51

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CAPITAL GROWTH	DIVIDEND INCOME	ENDEAVOR SELECT	GROWTH	GROWTH AND INCOME	LARGE COMPANY CORE	U.S. VALUE	VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●	●	●
Foreign Securities Equity securities issued by a non-U.S. company which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk	●	●	●	●	●	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●	●	●	●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers,
dealers and financial institutions to increase
returns on those securities. Loans may be made
up to 1940 Act limits (currently one-third of
total assets, including the value of the
collateral received).

	Credit, Counter-Party and Leverage Risk	●	●	●	●	●	●	●	●

Options

The right to buy or sell a security based on an
agreed upon price at a specific time. Types of
options used may include: options on securities,
options on a stock index and options on stock
index futures to protect liquidity and portfolio
value.

	Leverage and Liquidity Risk				●			●

Other Mutual Funds

Investments by the Fund in shares of
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund’s expenses, in
addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●	●	●	●	●

52	Large Cap Stock Funds Prospectus

		CAPITAL GROWTH	DIVIDEND INCOME	ENDEAVOR SELECT	GROWTH	GROWTH AND INCOME	LARGE COMPANY CORE	U.S. VALUE	VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk	●	●	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Credit and Counter-Party Risk	●	●	●	●	●	●	●	●
Small Company Securities Investments in small companies, which may be less liquid and more volatile than investments in larger companies.	Small Company Investment, Market, and Liquidity Risk			●	●

Large Cap Stock Funds Prospectus	53

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (“the Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISERS
Varies by Fund Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the payment of dividends	Various Agents Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

54	Large Cap Stock Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Fund’s annual report for the fiscal year ended July 31, 2005. As of July 31, 2005, Funds Management managed over $105 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Advisers

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Capital Growth, Dividend Income, Endeavor Select, Growth, and U.S. Value Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of July 31, 2005, Wells Capital Management managed assets aggregating in excess of $163 billion.

Cooke & Bieler, L.P. (“Cooke & Bieler”), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is a registered investment adviser that has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. Cooke & Bieler is the sub-adviser for the Value Fund, and thereby responsible for the day-to-day investment management responsibilities of the Fund. As of July 31, 2005, Cooke & Bieler managed approximately $7.6 billion in assets.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Growth and Income and Large Company Core Funds. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of July 31, 2005, Matrix managed over $1.9 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

Large Cap Stock Funds Prospectus	55

Organization and Management of the Funds

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and dividend distribution services to the Funds.

56	Large Cap Stock Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Large Cap Stock Funds Prospectus	57

Your Account	How to Buy Shares

Typically, Administrator Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Administrator Class shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Administrator Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and

•	Institutions may require different minimum investment amounts. Please consult an account representative at your Institution for specifics.

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The following investors are eligible to purchase Administrator Class shares:

•	Employee benefit plan programs that have at least $10 million in plan assets;

•	Broker-dealer managed account or wrap programs that charge an asset based fee;

•	Registered investment adviser mutual fund wrap programs that charge an asset based fee;

•	Internal Revenue Code Section 529 plans;

•	Fund of Funds managed by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM );

•	Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

•	Institutions who invest a minimum initial amount of $1 million in a Fund; and

•	Under certain circumstances and for certain groups as detailed in the Funds’ Statement of Additional Information.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options

58	Large Cap Stock Funds Prospectus

How to Buy Shares

to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Redemption Fees

For the Value Fund, a 1.00% redemption fee will be assessed on the NAV of shares redeemed or exchanged within one year after purchase and will be deducted from the proceeds otherwise payable to the shareholder. The redemption fee for the Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments. This redemption fee is retained by the Fund.

To determine whether the redemption fee applies, the Fund will first redeem shares acquired by reinvestment of any distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

The redemption fee will be waived on sales or exchanges of Fund shares made under the following circumstances:

•	shares that were purchased with reinvested distributions.

•	in order to meet scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to IRS guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•	in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	to effect non-discretionary portfolio rebalancing associated with certain wrap accounts.

•	to effect non-discretionary portfolio rebalancing associated with certain retirement plans.

•	taking out a distribution or loan from a defined contribution plan.

Large Cap Stock Funds Prospectus	59

Your Account	How to Sell Shares

•	to effect, through a redemption and subsequent purchase, an account registration change within the same Fund.

•	Wells Fargo Advantage Fund of Funds transactions and transactions in Section 529 qualified tuition program portfolios.

•	if Funds Management determines in its discretion such a waiver is consistent with the best interests of a Fund’s shareholders.

In addition, certain brokers, retirement plan administrators and/or fee-based program sponsors who maintain underlying shareholder accounts do not have the systems capability to track and assess redemption fees. Consequently, the Fund generally will not assess a redemption fee on redemptions of shares held through such accounts.

Administrator Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff times listed in the “Pricing Fund Shares” section are processed on the same business day.

•	Your redemptions are net of any applicable redemption fee.

•	Redemption proceeds are usually wired to the redeeming Institution the following business day.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in the Prospectus.

60	Large Cap Stock Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment in a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new fund, unless your balance has fallen below that amount due to market conditions.

•	The Value Fund imposes a 1.00% redemption fee on shares that are exchanged within one year of purchase. See page 59 for additional information.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Large Cap Stock Funds Prospectus	61

Exchanges

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

62	Large Cap Stock Funds Prospectus

Other Information

Income and Gain Distributions

The Dividend Income Fund, Growth and Income Fund and U.S. Value Fund make distributions of any net investment income at least quarterly and any realized net capital gains at least annually. All other Funds in this Prospectus make such distributions at least annually. We offer the following distribution option. Contact your Institution for other distribution options.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Also, if you’re an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Large Cap Stock Funds Prospectus	63

Other Information

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information and on the Fund’s web site at www.wellsfargo.com/advantagefunds.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are require to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), number and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

64	Large Cap Stock Funds Prospectus

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Robert J. Costomiris, CFA

U.S. Value Fund and its predecessor since 2001

Mr. Costomiris joined Wells Capital Management in 2005 as a portfolio manager. Prior to that he was a portfolio manager with Strong Capital Management, Inc. (“SCM”) since 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001. In addition, he specialized in managing small cap value stocks. From 1993 to 1997, Mr. Costomiris served as Senior Investment Consultant with Hewitt Associates. He earned his B.S. degree in Chemical Engineering from the University of Pennsylvania and his M.B.A. degree, specializing in Finance and Accounting, from the University of Chicago Graduate School of Business.

David A. Katz, CFA

Growth and Income Fund and its predecessor since 2005

Large Company Core Fund and its predecessor since 2005

Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from 1996 until the present. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. He earned his B.A. degree in Economics, summa cum laude, from Union College and his M.B.A. degree, with a concentration in Finance, from New York University Graduate School of Business.

Brandon M. Nelson, CFA

Growth Fund and its predecessor since 2005

Mr. Nelson joined Wells Capital Management in 2005. Prior to that, he was with SCM since 1996 and since October 2000, he has managed equity accounts. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. He received a bachelor’s degree in Business Administration and a M.S. degree in Finance from the University of Wisconsin, Madison, and was selected to participate in the Applied Security Analysis Program.

Jennifer C. Newell, CFA

Dividend Income Fund and its predecessor since 2005

Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly-offered mutual funds at Newell Associates from 1992 until 2003 and also served as president of Newell Associates beginning in 1998. Previously, Ms. Newell worked at Putnam Investments as assistant vice president. She received her M.B.A. degree from the Haas School of Business at the University of California, Berkeley, and her B.A. degree in Economics from Wheaton College, Massachusetts.

Roger D. Newell

Dividend Income Fund and its predecessor since 2005

Mr. Newell joined Wells Capital Management in 2003, as senior strategist for the Relative Yield Strategy. He came to Wells Capital Management after serving as chairman and chief investment officer at Newell Associates, which he founded, from 1986 until 2003, where he managed portfolios for institutional and private clients and publicly-offered mutual funds. Mr. Newell’s professional career includes tenure at the Bank of California where he served from 1958 until his departure in

Large Cap Stock Funds Prospectus	65

Portfolio Managers

1986 to form Newell Associates. While at the Bank of California he held various portfolio management positions including vice president and associate chief investment officer, chairman of the Investment Policy Committee, chairman of the Trust Commingled Fund Committee, and head of Coastwide Portfolio Management. Mr. Newell holds a JD degree from Harvard Law School. He obtained his B.A. degree and an M.A. in Economics and Finance degree from the University of Minnesota.

Thomas C. Ognar, CFA

Growth Fund and its predecessor since 2002

Mr. Ognar joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with SCM since May 2002 and managed separate and Institutional accounts since 2001. Mr. Ognar joined SCM in January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to joining SCM, he was a research analyst at M&I Investment Management Corp., and he was a trader at Republic Securities, Inc. Mr. Ognar received his B.A. degree in Finance from Miami University and his M.S. degree in Finance from the University of Wisconsin, Madison.

Bruce C. Olson, CFA

Growth Fund and its predecessor since 2005

Mr. Olson joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was portfolio manager with SCM and managed separate and institutional accounts since January 1998. Mr. Olson joined SCM in 1994 as director of institutional communications and became an equity research analyst in June 1995. Prior to joining SCM, he was a managing partner at Olson Brothers, Inc. from 1989 to 1993. Prior to joining Olson Brothers Inc., he was with The Travelers Corporation, American National Bank and Trust Co. of Chicago and Minton Investment Corporation. Mr. Olson earned a B.A. degree in Finance and History from Gustavus Adolphus College.

Thomas J. Pence, CFA

Capital Growth Fund and its predecessor since 2004

Endeavor Select Fund and its predecessor since 2000

Mr. Pence joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management, Inc. (“CCM”). While at CCM, he was responsible for managing all tax-exempt and taxable equity portfolios as well as various mutual funds within the Conseco Fund Group. Prior to joining CCM in 1991, Mr. Pence worked for the Forum Group, where he oversaw several transactions as part of the firm’s development and acquisition team. Before joining the Forum Group, Mr. Pence was a financial consultant with Peterson & Company in Chicago. Mr. Pence earned a B.S. degree in Business from Indiana University and his M.B.A. degree in Finance with honors from the University of Notre Dame.

Erik J. Voss, CFA

Capital Growth Fund and its predecessor since 2005

Endeavor Select Fund and its predecessor since 2000

Mr. Voss joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. From January 1997 to October 2000, Mr. Voss was employed at CCM as a portfolio manager. From 1993 through 1997, Mr. Voss was an equity analyst for Gardner Lewis Asset Management. Mr. Voss received his B.S. degree in Mathematics in 1989 and his M.S. degree in Finance from the University of Wisconsin in 1993.

66	Large Cap Stock Funds Prospectus

Value Fund

This Fund is managed by a team of investment professionals at Cooke & Bieler. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. No member of the team has any limitations on their role.

Kermit S. Eck, CFA

Value Fund and its predecessor since its inception in 1997

Mr. Eck joined Cooke & Bieler in 1980 and left in 1984 to become Director of Product Marketing for Eczel Corp. From 1987 to 1992, he served as Executive Vice President of Keystone Natural Water. He rejoined Cooke & Bieler in 1992 and currently is a Partner, Portfolio Manager and Research Analyst. Mr. Eck earned a B.S. degree in Computer Science from Montana State University and an M.B.A. degree from Stanford University.

Daren C. Heitman, CFA

Value Fund since 2005

Mr. Heitman worked as an analyst and a portfolio manager at Skyline Asset Management from 1995 to 2000, when he joined Schneider Capital Management as a senior analyst until 2005. Mr. Heitman came to Cooke & Bieler in 2005 where he currently serves as a Portfolio Manager. Mr. Heitman earned his B.S. in Finance at Iowa State University and his M.B.A. from the University of Chicago.

Michael M. Meyer, CFA

Value Fund and its predecessor since its inception in 1997

Mr. Meyer began his career at Sterling Capital Management (“Sterling”) as an equity analyst and head equity trader. He joined Cooke & Bieler in 1993 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Meyer earned his B.A. degree in Economics at Davidson College and his M.B.A. degree from The Wharton School of Business.

James R. Norris

Value Fund and its predecessor since 1998

Mr. Norris spent nearly ten years with Sterling as Senior Vice President of Equity Portfolio Management. He joined Cooke & Bieler in 1998 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Norris earned his B.S. degree in Management at Guilford College and his M.B.A. degree from the University of North Carolina.

Edward W. O’Connor, CFA

Value Fund and its predecessor since 2002

Mr. O’Connor spent three years at Cambiar Investors (“Cambiar”) in Denver, Colorado where he served as an equity analyst and portfolio manager and participated in Cambiar’s 2001 management buyout. He joined Cooke & Bieler in 2002 where he is currently a Portfolio Manager and Research Analyst. Mr. O’Connor earned his B.A. degree in Economics and Philosophy at Colgate University and his M.B.A. degree from the University of Chicago.

R. James O’Neil, CFA

Value Fund and its predecessor since its inception in 1997

Mr. O’Neil served as an Investment Officer in the Capital Markets Department at Mellon Bank beginning in 1983. He joined Cooke & Bieler in 1988 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. O’Neil earned his B.A. degree in Economics at Colby College and his M.B.A. degree from the Harvard School of Business.

Mehul Trivedi, CFA

Value Fund and its predecessor since 1998

Mr. Trivedi was a fixed income analyst at Blackrock Financial Management and then a product manager at PNC Asset Management. He joined Cooke & Bieler in 1998 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Trivedi earned his B.A. degree in International Relations at the University of Pennsylvania, a B.S. degree in Economics at the Wharton School of Business and his M.B.A degree from the Wharton School of Business.

Large Cap Stock Funds Prospectus	67

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

An increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds’ total assets. Non-diversified funds are not required to comply with these investment policies.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

Emerging Markets

Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an “emerging” stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

68	Large Cap Stock Funds Prospectus

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser will charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Non-U.S. Securities

Non-U.S. Securities are securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; (2) issued by companies for which the principal securities trading market is a country other than the U.S.; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in a country other than the U.S. or that have at least 50% of their assets in countries other than the U.S.

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Portfolio Turnover Rate, Turnover Ratio

The percentage of the securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Large Cap Stock Funds Prospectus	69

Glossary

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 Index

Standard and Poor’s, a nationally recognized statistical ratings organization, publishes various indexes or lists of companies representative of sectors of the U.S. economy. The S&P 500 Index is a market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

70	Large Cap Stock Funds Prospectus

WELLS FARGO

ADVANTAGE FUNDS

DECEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS – INVESTOR CLASS

Wells Fargo Advantage Capital Growth Fund

Wells Fargo Advantage Dividend Income Fund

Wells Fargo Advantage Growth Fund

Wells Fargo Advantage Growth and Income Fund

Wells Fargo Advantage Large Cap Growth Fund

Wells Fargo Advantage Value Fund (formerly Wells Fargo Advantage C&B Tax-Managed Value Fund)

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Large Cap Stock Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Large Cap Stock Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Capital Growth Fund (SLGIX)	Seeks long-term capital appreciation.

Dividend Income Fund (SDVIX)	Seeks above-average dividend income and long-term capital appreciation.

Growth Fund (SGROX)	Seeks long-term capital appreciation.

Growth and Income Fund (SGRIX)	Seeks total return, comprised of long-term capital appreciation and current income.

Large Cap Growth Fund (STRFX)	Seeks long-term capital appreciation.

Value Fund (CBTAX)	Seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

4	Large Cap Stock Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in dividend-paying securities. Specifically, we seek to invest primarily in securities with dividend yields that are at least 25% higher than the yield of the S&P Industrials Index. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We emphasize investment in common stocks of companies with market capitalizations of $1 billion or more. We seek total return by selecting companies that we believe are undervalued and possess strong financial positions. We attempt to minimize adverse federal income tax consequences for the Fund’s shareholders by managing the amount of realized gains, through reduced portfolio turnover.

Large Cap Stock Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 19;

•	the “Additional Strategies and General Investment Risks” section beginning on page 42; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Equity Securities

The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company the less volatile and more liquid its stock.

Foreign Investments

Certain Funds make foreign investments through American Depositary Receipts (“ADRs”). Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

6	Large Cap Stock Funds Prospectus

FUND	SPECIFIC RISKS

Capital Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Dividend Income Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks.

Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Growth and Income Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

Large Cap Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

Value Fund	The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6. The Fund is managed with a focus on after-tax returns; therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through tax-deferred retirement accounts, such as an Individual Retirement Account (“IRA”) or a 401(k) Plan).

Large Cap Stock Funds Prospectus	7

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Capital Growth Fund was organized as the successor fund to the Strong Large Company Growth Fund and the Strong Endeavor Fund, with the former being the accounting survivor. The Wells Fargo Advantage Dividend Income Fund was organized as the successor fund to the Strong Dividend Income Fund, the Strong Energy Fund and the Strong Dow 30 Value Fund, with the former being the accounting survivor. The Wells Fargo Advantage Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor. The Wells Fargo Advantage Growth and Income Fund was organized as the successor fund to the Strong Growth and Income Fund and the Strong Large Cap Core Fund, with the former being the accounting survivor. The Wells Fargo Advantage Large Cap Growth Fund was organized as the successor fund to the Strong Large Cap Growth Fund. The predecessor Strong Funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. Effective at the close of business on July 23, 2004, the Wells Fargo Advantage Value Fund (formerly Wells Fargo Advantage C&B Tax-Managed Value Fund) was organized as the successor fund to the C&B Tax-Managed Value Fund. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

8	Large Cap Stock Funds Prospectus

Capital Growth Fund Investor Class Calendar Year Return*1

Best Qtr.:	Q4 ‘99 • 29.98%	Worst Qtr.:	Q2 ‘02 • (13.18)%

*	The Fund’s year-to-date performance through September 30, 2005 was 6.96%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Investor Class Returns Before Taxes (Incept. 11/03/97)[1]	17.51%	2.58%	10.21%
Investor Class Returns After Taxes on Distributions	17.51%	1.28%	8.92%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	11.38%	1.41%	8.15%
Russell 1000 Growth Index[2] (reflects no deduction for expenses or taxes)	6.30%	(9.29)%	2.52%
S&P 500 Index[3] (reflects no deductions for expenses or taxes)	10.87%	(2.30)%	5.57%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Large Company Growth Fund. Performance shown for periods prior to September 16, 2002, reflects the performance of the Rockhaven Premier Dividend Fund which incepted on 11/3/97, adjusted to reflect Investor Class expenses.
[2]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	9

Performance History

Dividend Income Fund Investor Class Calendar Year Returns*1

Best Qtr.:	Q3 ‘00 • 15.92%	Worst Qtr.:	Q3 ‘02 • (17.53)%

*	The Fund’s year-to-date performance through September 30, 2005 was 7.69%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 7/1/93)[1]	14.04%	5.19%	11.43%
Investor Class Returns After Taxes on Distributions	13.47%	4.32%	9.71%
lnvestor Class Returns After Taxes on Distributions and Sale of Fund Shares	9.10%	4.02%	9.17%
Russell 1000 Value Index[2] (reflects no deduction for expenses or taxes)	16.49%	5.27%	13.83%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Dividend Income Fund. Performance shown for periods prior to December 8, 2001, is based on the Fund’s previous investment strategy as a non-diversified utilities fund.
[2]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

10	Large Cap Stock Funds Prospectus

Growth Fund Investor Class Calendar Year Returns*1

Best Qtr.:	Q4 ‘99 • 54.93%	Worst Qtr.:	Q1 ‘01 • (27.43)%

*	The Fund’s year-to-date performance through September 30, 2005 was 3.82%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 12/31/93)[1]	12.57%	(8.21)%	11.26%
Investor Class Returns After Taxes on Distributions	12.57%	(9.21)%	9.34%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	8.17%	(7.17)%	9.03%
Russell 3000 Growth Index[3] (reflects no deduction for expenses or taxes)	6.93%	(8.87)%	9.30%
S&P 500 Index[4] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Growth Fund.
[2]	The Growth Fund’s calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.
[3]	The Fund has selected the Russell 3000 Growth Index to replace the S&P 500 Index going forward because the Russell 3000 Growth Index is more representative of the breadth of the Fund’s holdings.
[4]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	11

Performance History

Growth and Income Fund Investor Class Calendar Year Returns*1

Best Qtr.:	Q4 ‘98 • 23.35%	Worst Qtr.:	Q1 ’01 • (17.78)%

*	The Fund’s year-to-date performance through September 30, 2005 was (4.62)%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Investor Class Returns Before Taxes (Incept. 12/29/95)[1]	8.88%	(5.35)%	9.68%
Investor Class Returns After Taxes on Distributions	8.71%	(5.43)%	9.36%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	5.77%	(4.49)%	8.40%
S&P 500 Index[2] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Growth and Income Fund.
[2]	S&P 500 is a registered trademark of Standard & Poor’s.

12	Large Cap Stock Funds Prospectus

Large Cap Growth Fund Investor Class Calendar Year Returns*1

Best Qtr.:	Q4 ’99 • 42.22%	Worst Qtr.:	Q1 ’01 • (26.52)%

*	The Fund’s year-to-date performance through September 30, 2005 was 3.21%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 12/30/81)[1]	8.64%	(10.74)%	7.95%
Investor Class Returns After Taxes on Distributions	8.64%	(11.65)%	5.21%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	5.62%	(9.11)%	5.55%
Russell 1000 Growth Index[3] (reflects no deduction for expenses or taxes)	6.30%	(9.29)%	9.59%
S&P 500 Index[4] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Large Cap Growth Fund.
[2]	The Large Cap Growth Fund’s calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.
[3]	The Fund has selected the Russell 1000 Growth Index to replace the S&P 500 Index going forward because the Russell 1000 Growth Index is more representative of the breadth of the Fund’s holdings.
[4]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	13

Performance History

Value Fund Investor Class Calendar Year Returns*1

Best Qtr.:	Q2 ‘03 • 19.60%	Worst Qtr.:	Q3 ‘02 • (14.88)%
*	The Fund’s year-to-date performance through September 30, 2005 was (1.40)%.

The table below provides average annual total return information for the Fund’s Investor Class (formerly Class D) shares, and includes both before- and after-tax returns for the Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Investment Retirement Accounts (“IRAs”).

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	Life of Fund
Investor Class Returns Before Taxes (Incept. 2/12/1997)	11.84%	9.88%	10.64%
Investor Class Returns After Taxes on Distributions	11.31%	9.13%	9.97%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	8.08%	8.23%	9.04%
Russell 1000 Value Index[2] (reflects no deduction for expenses or taxes)	16.49%	5.27%	9.62%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	7.24%
[1]	Performance shown reflects the performance of the predecessor fund’s single class of shares.
[2]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

14	Large Cap Stock Funds Prospectus

Large Cap Stock Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None
Redemption Fee[1]	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Capital Growth Fund	Dividend Income Fund	Growth Fund
Management Fees[2]	0.75%	0.75%	0.70%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[3]	0.88%	0.78%	0.86%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.53%	1.56%
Fee Waivers	0.21%	0.16%	0.09%

NET EXPENSES[4]	1.42%	1.37%	1.47%

	Growth and Income Fund	Large Cap Growth Fund	Value Fund
Management Fees[2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[3]	0.79%	0.78%	1.04%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.54%	1.53%	1.79%
Fee Waivers	0.23%	0.34%	0.59%

NET EXPENSES[4]	1.31%	1.19%	1.20%

[1]	Deducted from the net proceeds of shares redeemed or exchanged within one year after purchase. This fee is imposed and retained by the Value Fund. Please see “Redemption Fees” on page 56 for further information.
[2]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets over $4.99 billion.
[3]	Other expenses for the Value Fund have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[4]	For all the Funds except the Value Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. For the Value Fund, the adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Large Cap Stock Funds Prospectus	15

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Capital Growth Fund	Dividend Income Fund	Growth Fund	Growth and Income Fund	Large Cap Growth Fund
1 YEAR	$145	$139	$150	$133	$121
3 YEARS	$494	$468	$484	$464	$450
5 YEARS	$867	$819	$841	$818	$802
10 YEARS	$1,915	$1,810	$1,849	$1,815	$1,795

Value Fund
1 YEAR	$122
3 YEARS	$506
5 YEARS	$915
10 YEARS	$2,057

16	Large Cap Stock Funds Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Large Cap Stock Funds Prospectus	17

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Capital Growth Fund

Portfolio Managers:    Thomas J. Pence, CFA; Erik J. Voss, CFA

Investment Objective

The Capital Growth Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in securities of large-capitalization companies that we believe offer the potential for above-average earnings growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more.

To identify stocks that offer the opportunity for growth, we look for stocks that have attractive growth prospects, (e.g., the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (e.g., showing a growth trend or that are well positioned in a growth industry).

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	19

Capital Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON NOVEMBER 3, 1997

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$15.70	$13.36	$10.66
Income from investment operations:
Net investment income (loss)	(0.06)[3]	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.89	2.40	2.75[5]
Total from investment operations	0.83	2.34	2.71
Less distributions:
Distributions from net investment income	0.00	0.00	(0.01)
Distributions from net realized gain	(0.01)	0.00	0.00
Total distributions	(0.01)	0.00	(0.01)
Net asset value, end of period	$16.52	$15.70	$13.36
Total return[6]	5.30%	17.51%	25.41%
Ratios/supplemental data:
Net assets, end of period (000s)	$182,934	$99,455	$70,748
Ratios to average net asset[7]:
Ratio of expenses to average net assets	1.44%	1.44%	1.46%
Ratio of net investment income (loss) to average net assets	(0.71)%	(0.55)%	(0.45)%
Portfolio turnover rate[8]	57%	239%	229%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[7,9]	1.67%	1.77%	1.75%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	In 2002, the Fund changed its fiscal year-end from September 30 to December 31.
[3]	Calculated based upon the average shares outstanding.
[4]	Amount calculated is less than $0.005.
[5]	Includes $0.01 in redemption fees.
[6]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[7]	Ratios shown for periods of less than one year are annualized.
[8]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[9]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002[2]	Sept. 30, 2002	Sept. 30, 2001	Sept. 30, 2000
$10.25	$12.17	$19.15	$13.12

(0.00)[4]	0.31	0.32	0.29
0.45	(1.93)	(5.09)	6.26
0.45	(1.62)	(4.77)	6.55

(0.04)	(0.27)	(0.32)	(0.27)
0.00	(0.03)	(1.89)	(0.25)
(0.04)	(0.30)	(2.21)	(0.52)
$10.66	$10.25	$12.17	$19.15
4.38%	(13.69)%	(26.22)%	50.67%

$21,375	$18,221	$33,163	$36,964

1.30%	1.50%	1.50%	1.50%
0.25%	2.27%	2.20%	1.80%
72%	311%	285%	181%
1.92%	1.67%	1.64%	1.58%

Large Cap Stock Funds Prospectus	21

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Dividend Income Fund

Portfolio Managers:    Jennifer C. Newell, CFA; Roger D. Newell

Investment Objective

The Dividend Income Fund seeks above-average dividend income and long-term capital appreciation.

Investment Strategies

We invest principally in the common stocks of well-established companies that have demonstrated the willingness and ability to pay dividends. Specifically, we seek to invest primarily in securities with dividend yields that are at least 25% higher than the yield of the S&P Industrials Index. We will typically tend to buy a stock when its yield relative to the market is historically high and sell a stock when its yield relative to the market is historically low. We may invest in any sector and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in dividend-paying securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. Stocks selected for their dividend income may be more sensitive to interest rate changes than other stocks.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	23

Dividend Income Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON JULY 1, 1993

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$16.38	$14.57	$11.85
Income from investment operations:
Net investment income (loss)	0.10	0.22	0.16
Net realized and unrealized gain (loss) on investments	1.00	1.81	2.72
Total from investment operations	1.10	2.03	2.88
Less distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.16)
Distributions from net realized gain	(0.65)	0.00	0.00
Total distributions	(0.74)	(0.22)	(0.16)
Net asset value, end of period	$16.74	$16.38	$14.57
Total return[3]	6.85%	14.04%	24.50%
Ratios/supplemental data:
Net assets, end of period (000s)	$223,800	$122,747	$140,758
Ratios to average net assets[4]:
Ratio of expenses to average net assets	1.39%	1.36%	1.40%
Ratio of net investment income (loss) to average net assets	1.06%	1.40%	1.24%
Portfolio turnover rate[5]	26%	49%	92%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.52%	1.40%	1.40%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	In 2000, the Fund changed its fiscal year-end from October 31 to December 31.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2]	Oct. 31, 2000
$15.19	$17.49	$17.31	$17.18

0.15	0.35	0.07	0.37
(3.09)	(2.30)	1.01	1.88
(2.94)	(1.95)	1.08	2.25

(0.15)	(0.35)	(0.08)	(0.36)
(0.25)	0.00	(0.82)	(1.76)
(0.40)	(0.35)	(0.90)	(2.12)
$11.85	$15.19	$17.49	$17.31
(19.77)%	(11.20)%	6.60%	15.36%

$151,165	$234,428	$297,887	$260,282

1.40%	1.10%	1.00%	1.00%
1.05%	2.13%	2.52%	2.28%
114%	77%	7%	107%
1.40%	1.10%	1.00%	1.00%

Large Cap Stock Funds Prospectus	25

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Growth Fund

Portfolio Managers:    Thomas C. Ognar, CFA; Brandon M. Nelson, CFA; Bruce C. Olson, CFA

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The portfolio can include stocks of any size. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	27

Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON DECEMBER 31, 1993

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$19.35	$17.19	$13.21
Income from investment operations:
Net investment income (loss)	(0.11)[2]	(0.13)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments	0.72	2.29	4.14
Total from investment operations	0.61	2.16	3.98
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00
Net asset value, end of period	$19.96	$19.35	$17.19
Total return[3]	3.15%	12.57%	30.13%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,182,352	$1,146,002	$1,365,946
Ratios to average net assets[4]:
Ratio of expenses to average net assets	1.48%	1.48%	1.53%
Ratio of net investment income (loss) to average net assets	(1.03)%	(0.77)%	(1.08)%
Portfolio turnover rate[5]	76%	92%	139%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.52%	1.52%	1.54%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000
$17.68	$27.05	$35.66

(0.18)[2]	(0.15)	(0.17)
(4.29)	(9.15)	(3.21)
(4.47)	(9.30)	(3.38)

0.00	0.00	0.00
0.00	(0.07)	(5.23)
0.00	(0.07)	(5.23)
$13.21	$17.68	$27.05
(25.28)%	(34.39)%	(9.23)%

$1,256,292	$2,021,795	$3,411,250

1.58%	1.37%	1.20%
(1.18)%	(0.71)%	(0.55)%
249%	400%	366%
1.59%	1.37%	1.20%

Large Cap Stock Funds Prospectus	29

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Growth and Income Fund

Portfolio Manager:     David A. Katz, CFA

Investment Objective

The Growth and Income Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluates a company’s financial position as measured by balance sheet data and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return or equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	31

Growth and Income Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON DECEMBER 29, 1995

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$21.33	$19.68	$15.85
Income from investment operations:
Net investment income (loss)	0.04[3]	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.50)	1.66	3.83
Total from investment operations	(0.46)	1.75	3.87
Less distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	(0.05)	(0.10)	(0.04)
Net asset value, end of period	$20.82	$21.33	$19.68
Total return[5]	(2.16)%	8.88%	24.44%
Ratios/supplemental data:
Net assets, end of period (000s)	$312,828	$465,228	$633,211
Ratios to average net assets[6]:
Ratio of expenses to average net assets	1.33%	1.35%	1.38%
Ratio of net investment income (loss) to average net assets	0.33%	0.40%	0.25%
Portfolio turnover rate[7]	74%	136%	199%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[6,8]	1.47%	1.40%	1.40%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	In 2000, the Fund changed its fiscal year-end from October 31 to December 31.
[3]	Calculated based upon average shares outstanding.
[4]	Amount calculated is less than $0.005.
[5]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[6]	Ratios shown for periods of less than one year are annualized.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[8]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

32	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2]	Oct. 31, 2000
$20.28	$25.37	$28.34	$25.26

0.02	(0.02)	(0.00)[4]	(0.09)
(4.45)	(5.07)	(2.65)	3.19
(4.43)	(5.09)	(2.65)	3.10

(0.00)[4]	0.00	0.00	0.00
0.00	0.00	(0.32)	(0.02)
(0.00)[4]	0.00	(0.32)	(0.02)
$15.85	$20.28	$25.37	$28.34
(21.83)%	(20.06)%	(9.33)%	12.29%

$582,081	$886,066	$1,109,155	$1,227,987

1.42%	1.30%	1.07%	1.09%
0.08%	(0.09)%	(0.01)%	(0.35)%
188%	172%	23%	122%
1.43%	1.30%	1.07%	1.09%

Large Cap Stock Funds Prospectus	33

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Large Cap Growth Fund

Portfolio Managers:    Bruce C. Olson, CFA; Thomas C. Ognar, CFA; Brandon M. Nelson, CFA

Investment Objective

The Large Cap Growth Fund seeks long-term capital appreciation.

Investment Strategies

We invest principally in securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more.

We seek capital appreciation by investing principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	35

Large Cap Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON DECEMBER 30, 1981

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$22.75	$20.94	$16.51
Income from investment operations:
Net investment income (loss)	(0.07)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	0.89	1.88	4.53
Total from investment operations	0.82	1.81	4.43
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00
Net asset value, end of period	$23.57	$22.75	$20.94
Total return[4]	3.60%	8.64%	26.83%
Ratios/supplemental data:
Net assets, end of period (000s)	$468,519	$518,431	$644,131
Ratios to average net assets[5]:
Ratio of expenses to average net assets	1.22%	1.20%	1.25%
Ratio of net investment income (loss) to average net assets	(0.50)%	(0.30)%	(0.48)%
Portfolio turnover rate	50%	89%	253%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,6]	1.40%	1.24%	1.27%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	In 2000, the Fund changed its fiscal year-end from October 31 to December 31.
[3]	Amount calculated is less than $0.005.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

36	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2]	Oct. 31, 2000
$23.55	$34.77	$45.49	$41.52

(0.08)	(0.02)	0.01	(0.16)
(6.96)	(11.20)	(4.81)	12.01
(7.04)	(11.22)	(4.80)	11.85

0.00	(0.00)[3]	0.00	0.00
0.00	0.00	(5.92)	(7.88)
0.00	(0.00)[3]	(5.92)	(7.88)
$16.51	$23.55	$34.77	$45.49
(29.89)%	(32.27)%	(10.34)%	28.12%

$588,894	$976,336	$1,574,382	$1,769,430

1.23%	1.11%	0.99%	0.96%
(0.37)%	(0.09)%	0.15%	(0.36)%
443%	469%	69%	455%
1.24%	1.11%	0.99%	0.96%

Large Cap Stock Funds Prospectus	37

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Value Fund

Portfolio Managers:    Kermit S. Eck, CFA; Daren C. Heitman, CFA; Michael M. Meyer, CFA; James R. Norris; Edward W. O’Connor, CFA; R. James O’Neil, CFA and Mehul Trivedi, CFA

Investment Objective

The Value Fund seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

Investment Strategies

We emphasize investment in common stocks of companies with market capitalizations of $1 billion or more. We seek total return by selecting companies that we believe are undervalued and possess strong financial positions. We attempt to minimize adverse federal income tax consequences for the Fund’s shareholders by managing the amount of realized gains, through reduced portfolio turnover. We cannot predict the impact of this strategy on the realization of gains or losses for the Fund. We intend to balance these tax considerations with the pursuit of the Fund’s objective, and we reserve the right to engage in short-term trading if market conditions warrant such trading.

We select securities for the portfolio based on an analysis of a company’s financial characteristics, an assessment of the quality of a company’s management and the implementation of a valuation discipline. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company’s outlook has occurred or more attractive investment alternatives are available.

We hold a smaller number of securities in the portfolio, usually 30 to 50 companies. This strategy enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. We believe our assessment of business quality and emphasis on valuation will protect the portfolio’s assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

Permitted Investments

Under normal circumstances, we invest at least 80% of total assets in equity securities.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risk described under “Common Risks for the Funds” on page 6. The Fund is managed with a focus on after-tax returns; therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 16. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	39

Value Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information provided for all the fiscal years, except 2001 and 2000, has been audited by KPMG LLP; the information for the fiscal years 2001 and 2000 has been audited by a predecessor independent registered public accounting firm. All performance information, along with the auditor’s report and the Fund’s financial statements is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES[1]—COMMENCED ON FEBRUARY 12, 1997

For the period ended:	July 31, 2005[2]	Oct. 31, 2004	Oct. 31, 2003
Net asset value, beginning of period	$17.70	$15.97	$12.94
Income from investment operations:
Net investment income (loss)	0.12	0.07	0.09
Net realized and unrealized gain (loss) on investments	1.45[3]	1.72	3.05
Total from investment operations	1.57	1.79	3.14
Less distributions:
Distributions from net investment income	(0.09)	(0.05)	(0.10)
Distributions from net realized gain	(0.33)	0.00	(0.01)
Total from distributions	(0.42)	(0.05)	(0.11)
Net asset value, end of period	$18.85	$17.70	$15.97
Total return[4]	8.95%	11.19%	24.42%
Ratios/supplemental data:
Net assets, end of period (000s)	$24,476	$19,913	$9,147
Ratios to average net assets[5]:
Ratio of expenses to average net assets	1.20%	1.22%	1.25%
Ratio of net investment income (loss) to average net assets	0.84%	0.39%	0.65%
Portfolio turnover rate[6]	32%	25%	31%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,7]	1.62%	1.51%	1.76%
[1]	Formerly named Class D shares.
[2]	In 2005, the Fund changed its fiscal year end from October 31 to July 31.
[3]	Includes redemption fee of $0.02.
[4]	Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

40	Large Cap Stock Funds Prospectus

Financial Highlights

Oct. 31, 2002	Oct. 31, 2001	Oct. 31, 2000
$13.63	$15.33	$12.87

0.09	0.13	0.15
(0.69)	(0.39)	2.45
(0.60)	(0.26)	2.60

(0.09)	(0.14)	(0.14)
0.00	(1.30)	0.00
(0.09)	(1.44)	(0.14)
$12.94	$13.63	$15.33
(4.45)%	(1.96)%	20.32%

$4,799	$2,623	$2,253

1.19%	1.00%	1.00%
0.66%	0.94%	0.96%
32%	16%	9%
2.63%	1.00%	1.00%

Large Cap Stock Funds Prospectus	41

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Capital Growth Fund employs an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

•	Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to either maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

•	The Funds that invest in smaller companies and/or foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund’s investment in foreign securities may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

•	Certain Funds may use various derivative investments, such as options or futures contracts. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

42	Large Cap Stock Funds Prospectus

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk—The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk—The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Large Cap Stock Funds Prospectus	43

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CAPITAL GROWTH	DIVIDEND INCOME	GROWTH	GROWTH AND INCOME	LARGE CAP GROWTH	VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●
Foreign Securities Equity securities issued by a non-U.S. company which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk	●	●	●	●	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●	●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers,
dealers and financial institutions to increase
returns on those securities. Loans may be made
up to 1940 Act limits (currently one-third of
total assets, including the value of the
collateral received).

	Credit, Counter-Party and Leverage Risk	●	●	●	●	●	●

44	Large Cap Stock Funds Prospectus

		CAPITAL GROWTH	DIVIDEND INCOME	GROWTH	GROWTH AND INCOME	LARGE CAP GROWTH	VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)

Options

The right to buy or sell a security based
in an agreed upon price at a specific time.
Types of options used may include: options
on securities, options on a stock index and
options on stock index futures to protect
liquidity and portfolio value.

	Leverage and Liquidity Risk			●

Other Mutual Funds

Investments by the Fund in shares of
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund’s expenses, in
addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●	●	●
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Credit and Counter-Party Risk	●	●	●	●	●	●
Small Company Securities Investments in small companies, which may be less liquid and more volatile than investments in larger companies.	Small Company Investment, Market, and Liquidity Risk			●

Large Cap Stock Funds Prospectus	45

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (“the Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette, Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISERS
Varies by Fund Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the payment of dividends	Various Agents Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

46	Large Cap Stock Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Fund’s annual report for the fiscal year ended July 31, 2005. As of July 31, 2005, Funds Management managed over $105 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Advisers

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Capital Growth, Dividend Income, Growth and Large Cap Growth Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of July 31, 2005, Wells Capital Management managed assets aggregating in excess of $163 billion.

Cooke & Bieler, L.P. (“Cooke & Bieler”), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is a registered investment adviser that has provided investment management service to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. Cooke & Bieler is the sub-adviser for the Value Fund, and thereby responsible for the day-to-day investment management responsibilities of the Fund. As of July 31, 2005, Cooke & Bieler managed approximately $7.6 billion in assets.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Growth and Income Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of July 31, 2005, Matrix managed over $1.9 billion in assets.

Large Cap Stock Funds Prospectus	47

Organization and Management of the Funds

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

48	Large Cap Stock Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•

The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Large Cap Stock Funds Prospectus	49

Your Account

When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $2,500 per Fund, and $1,000 for a retirement account;

•	No minimum for current and retired employees, directors/trustees and officers of (i) Wells Fargo Advantage Funds (including any predecessor funds; (ii) Wells Fargo & Company and its affiliates; and (iii) family members of any of the above, if they sign up for the $50 monthly automatic investment purchase plan; or

•	$100 per Fund for all investments after your initial investment.

Institutions, through which investors may purchase Investor Class shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative from your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222 or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

50	Large Cap Stock Funds Prospectus

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Large Cap Stock Funds Prospectus	51

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $2,500, or $1,000 for a retirement account.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

•	Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

52	Large Cap Stock Funds Prospectus

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Dividend Income Fund, Investor Class.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the Wells Fargo Advantage Funds automated phone system (“automated phone system”) to:

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222, for an Investor Services Representative, or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Large Cap Stock Funds Prospectus	53

Your Account	How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To purchase shares of a Fund via the Internet, visit our Web site at www.wellsfargo.com/advantagefunds. If you do not have an account with Wells Fargo Advantage Funds, follow the instructions for opening an account. Once you have an account established, in order to complete your first purchase into the Fund, you must indicate the Fund name and the share class into which you intend to invest to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Initial investments made on-line are limited to a maximum of $25,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account.

On-line purchases are limited to a maximum of $100,000. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application or open an account by internet access as described above and follow the wire instructions on page 52. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 52. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

54	Large Cap Stock Funds Prospectus

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See “General Notes for Selling Shares,” below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Large Cap Stock Funds Prospectus	55

Your Account

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Your redemption proceeds are net of any applicable redemption fee.

•	The minimum redemption amount is $100 or the balance of your account.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds and to waive any such fee for shareholders who maintain certain minimum account balances. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

Redemption Fees

For the Value Fund, a 1.00% redemption fee will be assessed on the NAV of shares redeemed or exchanged within one year after purchase and will be deducted from the proceeds otherwise payable to the shareholder. The redemption fee for the Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments. This redemption fee is retained by the Fund.

To determine whether the redemption fee applies, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized net capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

The redemption fee will be waived on sales or exchanges of Fund shares made under the following circumstances:

•	shares that were purchased with reinvested distributions.

•	in order to meet scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to IRS guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

56	Large Cap Stock Funds Prospectus

How to Sell Shares

•	in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	to effect non-discretionary portfolio rebalancing associated with certain wrap accounts.

•	to effect non-discretionary portfolio rebalancing associated with certain retirement plans.

•	taking out a distribution or loan from a defined contribution plan.

•	to effect, through a redemption and subsequent purchase, an account registration change within the same Fund.

•	due to participation in the Systematic Withdrawal Plan.

•	Wells Fargo Advantage Fund of Funds transactions and transactions in Section 529 qualified tuition program portfolios.

•	if Funds Management determines in its discretion such a waiver is consistent with the best interests of a Fund’s shareholders.

In addition, certain brokers, retirement plan administrators and/or fee-based program sponsors who maintain underlying shareholder accounts do not have the systems capability to track and assess redemption fees. Consequently, the Fund generally will not assess a redemption fee on redemptions of shares held through such accounts.

Large Cap Stock Funds Prospectus	57

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment with the following exceptions:

•	Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the Class Z prospectus for details.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

•	The Value Fund imposes a 1.00% redemption fee on shares that are exchanged within one year of service. See “Redemption Fees” for additional information.

The following exchange privileges will only be available through January 31, 2006.

•	Investor Class (formerly Class D) shares of the Value Fund may be exchanged for Class A shares of a money market fund and other Class D shares;

•	Investor Class (formerly Class D) shares of the Value Fund may be exchanged for Class A shares of a non-money market fund; you will pay the Public Offering Price (“POP”) for the new shares, unless you are otherwise eligible to buy such shares at NAV.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among

58	Large Cap Stock Funds Prospectus

Exchanges

other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Large Cap Stock Funds Prospectus	59

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan you may transfer all or a portion of your paycheck, Social Security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Dividend Income Fund and Growth and Income Fund make distributions of any net investment income at least quarterly and any realized net capital gains at least annually. All other Funds in this Prospectus make such distributions at least annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address that you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

60	Large Cap Stock Funds Prospectus

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of a Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding.

Large Cap Stock Funds Prospectus	61

Additional Services and Other Information

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of

62	Large Cap Stock Funds Prospectus

their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Large Cap Stock Funds Prospectus	63

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

David A. Katz, CFA

Growth and Income Fund and its predecessor since 2005

Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from 1996 until the present. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990, he merged Value Matrix Management into Matrix Asset Advisors. He earned his B.A. degree in Economics, summa cum laude, from Union College and his M.B.A. degree, with a concentration in Finance, from New York University Graduate School of Business.

Brandon M. Nelson, CFA

Growth Fund since and its predecessor since 2005

Large Cap Growth Fund and its predecessor since 2005

Mr. Nelson joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (“SCM”) since 1996 and since October 2000, he has managed equity accounts. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. He received a bachelor’s degree in Business Administration and a master’s of science degree in Finance from the University of Wisconsin, Madison, and was selected to participate in the Applied Security Analysis Program.

Jennifer C. Newell, CFA

Dividend Income Fund and its predecessor since 2005

Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly-offered mutual funds at Newell Associates from 1992 until 2003 and also served as president of Newell Associates beginning in 1998. Previously, Ms. Newell worked at Putnam Investments as assistant vice president. She received her M.B.A. degree from the Haas School of Business at the University of California, Berkeley, and her B.A. degree in Economics from Wheaton College, Massachusetts.

Roger D. Newell

Dividend Income Fund and its predecessor since 2005

Mr. Newell joined Wells Capital Management in 2003, as senior strategist for the Relative Yield Strategy. He came to Wells Capital Management after serving as chairman and chief investment officer at Newell Associates, which he founded, from 1986 until 2003, where he managed portfolios for institutional and private clients and publicly-offered mutual funds. Mr. Newell’s professional career includes tenure at the Bank of California where he served from 1958 until his departure in 1986 to form Newell Associates. While at the Bank of California, he held various portfolio management positions including vice president and associate chief investment officer, chairman of the Investment Policy Committee, chairman of the Trust Commingled Fund Committee, and head of Coastwide Portfolio Management. Mr. Newell holds a JD degree from Harvard Law School. He obtained his B.A. degree and an M.A. degree in Economics and Finance from the University of Minnesota.

64	Large Cap Stock Funds Prospectus

Thomas C. Ognar, CFA

Growth Fund and its predecessor since 2002

Large Cap Growth and its predecessor since 2005

Mr. Ognar joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with SCM since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined SCM in January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to joining SCM, he was a research analyst at M&I Investment Management Corp., and he was a trader at Republic Securities, Inc. Mr. Ognar earned his B.A. degree in Finance from Miami University and his M.S. degree in Finance from the University of Wisconsin, Madison.

Bruce C. Olson, CFA

Growth Fund and its predecessor since 2005

Large Cap Growth Fund and its predecessor since 2002

Mr. Olson joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager with SCM and managed separate and institutional accounts since January 1998. Mr. Olson joined SCM in 1994 as director of institutional communications and became an equity research analyst in June 1995. Prior to joining SCM, he was a managing partner at Olson Brothers, Inc. from 1989 to 1993. Prior to joining Olson Brothers Inc., he was with The Travelers Corporation, American National Bank and Trust Co. of Chicago, and Minton Investment Corporation. Mr. Olson earned a B.A. degree in Finance and History from Gustavus Adolphus College.

Thomas J. Pence, CFA

Capital Growth Fund and its predecessor since 2004

Mr. Pence joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management, Inc. (“CCM”). While at CCM, he was responsible for managing all tax-exempt and taxable equity portfolios as well as various mutual funds within the Conseco Fund Group. Prior to joining CCM in 1991, Mr. Pence worked for the Forum Group, where he oversaw several transactions as part of the firm’s development and acquisition team. Before joining the Forum Group, Mr. Pence was a financial consultant with Peterson & Company in Chicago. Mr. Pence earned a B.S. degree in Business from Indiana University and his M.B.A. degree in Finance with honors from the University of Notre Dame.

Erik J. Voss, CFA

Capital Growth Fund and its predecessor since 2005

Mr. Voss joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at SCM since October 2000. From January 1997 to October 2000, Mr. Voss was employed at CCM as a portfolio manager. From 1993 through 1997, Mr. Voss was an equity analyst for Gardner Lewis Asset Management. Mr. Voss received his B.S. degree in Mathematics in 1989 and his M.S. degree in Finance from the University of Wisconsin in 1993.

Large Cap Stock Funds Prospectus	65

Portfolio Managers

Value Fund

This Fund is managed by a team of investment professionals at Cooke & Bieler. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. No member of the team has any limitations on their role.

Kermit S. Eck, CFA

Value Fund and its predecessor since its inception in 1997

Mr. Eck joined Cooke & Bieler in 1980 and left in 1984 to become Director of Product Marketing for Eczel Corp. From 1987 to 1992, he served as Executive Vice President of Keystone Natural Water. He rejoined Cooke & Bieler in 1992 and currently is a Partner, Portfolio Manager and Research Analyst. Mr. Eck earned a B.S. degree in Computer Science from Montana State University and an M.B.A. degree from Stanford University.

Daren C. Heitman, CFA

Value Fund since 2005

Mr. Heitman worked as an analyst and a portfolio manager at Skyline Asset Management from 1995 to 2000, when he joined Schneider Capital Management as a senior analyst until 2005. Mr. Heitman came to Cooke & Bieler in 2005 where he currently serves as a Portfolio Manager. Mr. Heitman earned his B.S. in Finance at lowa State University and his M.B.A. from the University of Chicago.

Michael M. Meyer, CFA

Value Fund and its predecessor since its inception in 1997

Mr. Meyer began his career at Sterling Capital Management (“Sterling”) as an equity analyst and head equity trader. He joined Cooke & Bieler in 1993 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Meyer earned his B.A. degree in Economics at Davidson College and his M.B.A. degree from The Wharton School of Business.

James R. Norris,

Value Fund and its predecessor since 1998

Mr. Norris spent nearly ten years with Sterling as Senior Vice President of Equity Portfolio Management. He joined Cooke & Bieler in 1998 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Norris earned his B.S. degree in Management at Guilford College and his M.B.A. degree from the University of North Carolina.

Edward W. O’Connor, CFA

Value Fund and its predecessor since 2002

Mr. O’Connor spent three years at Cambiar Investors (“Cambiar”) in Denver, Colorado where he served as an equity analyst and portfolio manager and participated in Cambiar’s 2001 management buyout. He joined Cooke & Bieler in 2002 where he is currently a Portfolio Manager and Research Analyst. Mr. O’Connor earned his B.A. degree in Economics and Philosophy at Colgate University and his M.B.A. degree from the University of Chicago.

R. James O’Neil, CFA

Value Fund and its predecessor since its inception in 1997

Mr. O’Neil served as an Investment Officer in the Capital Markets Department at Mellon Bank beginning in 1983. He joined Cooke & Bieler in 1988 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. O’Neil earned his B.A. degree in Economics at Colby College and his M.B.A. degree from the Harvard School of Business.

Mehul Trivedi, CFA

Value Fund and its predecessor since 1998

Mr. Trivedi was a fixed income analyst at Blackrock Financial Management and then a product manager at PNC Asset Management. He joined Cooke & Bieler in 1998 where he is currently a Partner, Portfolio Manager and Research Analyst. Mr. Trivedi earned his B.A. degree in International Relations at the University of Pennsylvania, a B.S. degree in Economics at the Wharton School of Business and his M.B.A degree from the Wharton School of Business.

66	Large Cap Stock Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

An increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also “total return.”

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Large Cap Stock Funds Prospectus	67

Glossary

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Non-U.S. Securities

Non-U.S. Securities are securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; (2) issued by companies for which the principal securities trading market is a country other than the U.S.; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in a country other than the U.S. or that have at least 50% of their assets in countries other than the U.S.

Options

An option is the right or obligation to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 Index

Standard and Poor’s, a nationally recognized statistical ratings organization, publishes various indexes or lists of companies representative of sectors of the U.S. economy. The S&P 500 Index is a market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

68	Large Cap Stock Funds Prospectus

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Large Cap Stock Funds Prospectus	69

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO

ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT54050 12-05

125LCIV/P106 (12/05)

ICA Reg. No. 811-09253

WELLS FARGO

ADVANTAGE FUNDS

DECEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS – ADVISOR CLASS

Wells Fargo Advantage Growth Fund

Wells Fargo Advantage Growth and Income Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Large Cap Stock Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Large Cap Stock Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Growth Fund (SGRAX)	Seeks long-term capital appreciation.

Growth and Income Fund (SGNAX)	Seeks total return, comprised of long-term capital appreciation and current income.

4	Large Cap Stock Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

Large Cap Stock Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 15;

•	the “Additional Strategies and General Investment Risks” section beginning on page 22; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Equity Securities

The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company the less volatile and more liquid its stock.

Foreign Investments

The Funds make foreign investments through American Depositary Receipts (“ADRs”). Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

6	Large Cap Stock Funds Prospectus

FUND	SPECIFIC RISKS

Growth Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Growth and Income Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

Large Cap Stock Funds Prospectus	7

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor. The Wells Fargo Advantage Growth and Income Fund was organized as the successor fund to the Strong Growth and Income Fund and the Strong Large Cap Core Fund, with the former being the accounting survivor. The predecessor Strong funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

8	Large Cap Stock Funds Prospectus

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Performance History

Growth Fund Advisor Class Calendar Year Returns*1

Best Qtr.:	Q4 ‘99 • 54.82%	Worst Qtr.:	Q1 ‘01 • (27.49)%

*	The Fund’s year-to-date performance through September 30, 2005 was 3.90%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Advisor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Advisor Class Returns Before Taxes (Incept. 2/24/00)[1]	12.46%	(8.33)%	11.02%
Advisor Class Returns After Taxes on Distributions	12.46%	(9.34)%	9.10%
Advisor Class Returns After Taxes on Distributions and Sale of Fund Shares	8.10%	(7.26)%	8.81%
Russell 3000 Growth Index[3] (reflects no deduction for expenses or taxes)	6.93%	(8.87)%	9.30%
S&P 500 Index[4] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	12.07%
[1]	Performance shown reflects the performance of the Advisor Class shares of the predecessor Strong Growth Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. The Investor Class shares incepted on 12/31/93.
[2]	The Growth Fund’s calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.
[3]	The Fund has selected the Russell 3000 Growth Index to replace the S&P 500 Index going forward because the Russell 3000 Growth Index is more representative of the breadth of the Fund’s holdings.
[4]	S&P 500 is a registered trademark of Standard & Poor’s.

10	Large Cap Stock Funds Prospectus

Growth and Income Fund Advisor Class Calendar Year Returns*1

Best Qtr.:	Q4 ‘98 • 23.28%	Worst Qtr.:	Q1 ‘01 • (17.81)%

*	The Fund’s year-to-date performance through September 30, 2005 was (4.56)%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Advisor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Advisor Class Returns Before Taxes (Incept. 2/29/00)[1]	8.85%	(5.40)%	9.53%
Advisor Class Returns After Taxes on Distributions	8.69%	(5.51)%	9.20%
Advisor Class Returns After Taxes on Distributions and Sale of Fund Shares	5.75%	(4.55)%	8.25%
S&P 500 Index (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown reflects the performance of the Advisor Class shares of the predecessor Strong Growth and Income Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. The Investor Class shares incepted on 12/29/95.
[2]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	11

Large Cap Stock Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)
All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Growth Fund	Growth and Income Fund
Management Fees[1]	0.70%	0.75%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[2]	0.68%	0.62%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.38%	1.37%
Fee Waivers	0.08%	0.23%

NET EXPENSES[3]	1.30%	1.14%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets over $4.99 billion.
[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

12	Large Cap Stock Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Growth Fund	Growth and Income Fund
1 YEAR	$132	$116
3 YEARS	$429	$411
5 YEARS	$748	$728
10 YEARS	$1,650	$1,626

Large Cap Stock Funds Prospectus	13

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Fund offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

14	Large Cap Stock Funds Prospectus

Growth Fund

Portfolio Managers:    Thomas C. Ognar, CFA; Brandon M. Nelson, CFA; Bruce C. Olson, CFA

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of companies that we believe have superior prospects for robust and sustainable growth of revenues and earnings. We focus on companies that dominate their market, are establishing a new market, or are undergoing dynamic change. The portfolio can include stocks of any size. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of total assets in equity securities; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund may invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 22. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	15

Growth Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADVISOR CLASS SHARES—COMMENCED ON FEBRUARY 24, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$19.22	$17.09	$13.14
Income from investment operations:
Net investment income (loss)	(0.10)[3]	(0.15)[3]	(0.16)[3]
Net realized and unrealized gain (loss) on investments	0.72	2.28	4.11
Total from investment operations	0.62	2.13	3.95
Less distributions:
Distributions from net investment income	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00
Net asset value, end of period	$19.84	$19.22	$17.09
Total return[4]	3.23%	12.46%	30.06%
Ratios/supplemental data:
Net assets, end of period (000s)	$9,762	$6,357	$9,294
Ratios to average net assets[5]:
Ratio of expenses to average net assets	1.39%	1.54%	1.55%
Ratio of net investment income (loss) to average net assets	(0.93)%	(0.86)%	(1.10)%
Portfolio turnover rate[6]	76%	92%	139%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,7]	1.43%	1.59%	1.57%
[1]	In 2005, the Fund changed its fiscal year-end from December 31 to July 31.
[2]	For the period from February 24, 2000 (commencement of Class) through December 31, 2000.
[3]	Calculated based upon average shares outstanding.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

16	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2]
$17.58	$26.96	$43.74

(0.17)[3]	(0.15)	(0.02)
(4.27)	(9.16)	(11.53)
(4.44)	(9.31)	(11.55)

0.00	0.00	0.00
0.00	(0.07)	(5.23)
0.00	(0.07)	(5.23)
$13.14	$17.58	$26.96
(25.26)%	(34.54)%	(26.21)%

$9,764	$14,292	$4,175

1.56%	1.65%	1.92%
(1.16)%	(1.03)%	(0.91)%
249%	400%	366%
1.56%	1.65%	2.00%

Large Cap Stock Funds Prospectus	17

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Growth and Income Fund

Portfolio Manager:    David A. Katz, CFA

Investment Objective

The Growth and Income Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluates a company’s financial position as measured by balance sheet data and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return on equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 22. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	19

Growth and Income Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADVISOR CLASS SHARES—COMMENCED ON FEBRUARY 29, 2000

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$21.21	$19.57	$15.77
Income from investment operations:
Net investment income (loss)	0.05[5]	0.08	0.05[5]
Net realized and unrealized gain (loss) on investments	(0.51)	1.65	3.80
Total from investment operations	(0.46)	1.73	3.85
Less distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	(0.05)	(0.09)	(0.05)
Net asset value, end of period	$20.70	$21.21	$19.57
Total return[6]	(2.14)%	8.85%	24.42%
Ratios/supplemental data:
Net assets, end of period (000s)	$5,007	$6,068	$8,631
Ratios to average net assets[7]:
Ratio of expenses to average net assets	1.25%	1.38%	1.34%
Ratio of net investment income (loss) to average net assets	0.42%	0.36%	0.29%
Portfolio turnover rate[8]	74%	136%	199%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[7,9]	1.39%	1.44%	1.35%
[1]	In 2005, the Fund changed its fiscal year-end from December 31 to July 31.
[2]	In 2000, the Fund changed its fiscal year-end from October 31 to December 31.
[3]	For the period from February 29, 2000 (commencement of class) to October 31, 2000.
[4]	Amount calculated is less than $0.005.
[5]	Calculated based upon average shares outstanding.
[6]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[7]	Ratios shown for periods of less than one year are annualized.
[8]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[9]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[2]	Oct. 31, 2000[3]
$20.20	$25.32	$28.29	$29.15

0.04	(0.04)	(0.00)[4]	(0.05)
(4.41)	(5.08)	(2.65)	(0.81)
(4.37)	(5.12)	(2.65)	(0.86)

(0.06)	0.00	0.00	0.00
0.00	0.00	(0.32)	0.00
(0.06)	0.00	(0.32)	0.00
$15.77	$20.20	$25.32	$28.29
(21.67)%	(20.22)%	(9.35)%	(2.95)%

$10,347	$13,823	$4,704	$455

1.26%	1.53%	1.28%	1.31%
0.24%	(0.28)%	(0.24)%	(0.74)%
188%	172%	23%	122%
1.27%	1.53%	1.28%	1.31%

Large Cap Stock Funds Prospectus	21

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

•	Funds that invest in foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund’s investment in foreign securities may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

•	Certain Funds may use various derivative investments, such as options or futures contracts. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and

22	Large Cap Stock Funds Prospectus

foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk—The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk—The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Large Cap Stock Funds Prospectus	23

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		GROWTH	GROWTH AND INCOME

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●
Foreign Securities Equity securities issued by a non-U.S. company which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk	●	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and financial institutions to increase returns on those securities. Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of the collateral received).

	Counter-Party and Leverage Risk	●	●

Options

The right to buy or sell a security based on price at a specific time. Types of options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value.

	Leverage and Liquidity Risk	●

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which will cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

	Market Risk	●	●
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	●	●
Small Company Securities Investments in small companies, which may be less liquid and more volatile than investments in larger companies.	Small Company Investment, Market, and Liquidity Risk	●

24	Large Cap Stock Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (“the Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

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INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

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INVESTMENT SUB-ADVISERS
Varies by Fund Responsible for day-to-day portfolio management

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ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provide services to customers

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FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

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SHAREHOLDERS

Large Cap Stock Funds Prospectus	25

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Fund’s annual report for the fiscal year ended July 31, 2005. As of July 31, 2005, Funds Management managed over $105 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Advisers

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Growth Fund, and in this capacity is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of July 31, 2005, Wells Capital Management managed assets aggregating in excess of $163 billion.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Growth and Income Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of July 31, 2005, Matrix managed over $1.9 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

26	Large Cap Stock Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Large Cap Stock Funds Prospectus	27

Your Account

Typically, Advisor Class shares are bought and held by the Institution through which you are investing. Investors interested in purchasing Advisor Class shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Advisor Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Minimum Investments

Investors are required to make a minimum initial investment of $1,000 per Fund, or $250 for a retirement account, and $100 for each investment after the initial investment. Institutions may require different minimum investment amounts. Please consult your selling agent or a customer service representative from your Institution for specifics.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

28	Large Cap Stock Funds Prospectus

How to Buy Shares

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Large Cap Stock Funds Prospectus	29

Your Account	How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff times are processed on the same business day.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

30	Large Cap Stock Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment in a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Large Cap Stock Funds Prospectus	31

Exchanges

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

32	Large Cap Stock Funds Prospectus

Other Information

Income and Gain Distributions

The Growth and Income Fund makes distributions of any net investment income at least quarterly and any realized net capital gains at least annually. The Growth Fund makes such distributions at least annually.

We offer the following distribution option. Contact your Institution for other distribution options.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically invested.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally, will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Also, if you’re an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Funds shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Large Cap Stock Funds Prospectus	33

Other Information

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming the transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call investor services at 1-800-222-8222 for more information.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

34	Large Cap Stock Funds Prospectus

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

David A. Katz, CFA

Growth and Income Fund and its predecessor since 2005

Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from 1996 until the present. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. He earned his B.A. degree in Economics, summa cum laude, from Union College and his M.B.A. degree with a concentration in Finance from New York University Graduate School of Business.

Brandon M. Nelson, CFA

Growth Fund and its predecessor since 2005

Mr. Nelson joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (“SCM”) since 1996 and since October 2000, he has managed equity accounts. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. He received a bachelor’s degree in Business Administration and a M.S. degree in Finance from the University of Wisconsin, Madison, and was selected to participate in the Applied Security Analysis Program.

Thomas C. Ognar, CFA

Growth Fund and its predecessor since 2002

Mr. Ognar joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with SCM since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined SCM in January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to joining SCM, he was a research analyst at M&I Investment Management Corp. and he was a trader at Republic Securities, Inc. Mr. Ognar earned his B.A. degree in Finance from Miami University and his M.S. degree in Finance from the University of Wisconsin, Madison.

Bruce C. Olson, CFA

Growth Fund and its predecessor since 2005

Mr. Olson joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager with SCM and managed separate and institutional accounts since January 1998. Mr. Olson joined SCM in 1994 as director of institutional communications and became an equity research analyst in June 1995. Prior to joining SCM, he was a managing partner at Olson Brothers, Inc. from 1989 to 1993. Prior to joining Olson Brothers Inc., he was with The Travelers Corporation, American National Bank and Trust Co. of Chicago and Minton Investment Corporation. Mr. Olson earned a B.A. degree in Finance and History from Gustavus Adolphus College.

Large Cap Stock Funds Prospectus	35

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

An increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also “total return.”

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser will charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

36	Large Cap Stock Funds Prospectus

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Non-U.S. Securities

Non-U.S. Securities are securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; (2) issued by companies for which the principal securities trading market is a country other than the U.S.; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in a country other than the U.S. or that have at least 50% of their assets in countries other than the U.S.

Options

An option is the right or obligation to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Portfolio Turnover Rate, Turnover Ratio

The percentage of the securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Large Cap Stock Funds Prospectus	37

Glossary

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

38	Large Cap Stock Funds Prospectus

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

Printed on Recycled paper

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT54048 12-05

125LCAV/P105 (12/05)

ICA Reg. No. 811-09253

WELLS FARGO

ADVANTAGE FUNDS

DECEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS – CLASS Z

Wells Fargo Advantage Large Company Core Fund

Wells Fargo Advantage U.S. Value Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Large Cap Stock Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Large Cap Stock Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Large Company Core Fund (WLCZX)	Seeks total return comprised of long-term capital appreciation and current income.

U.S. Value Fund (SEQIX)	Seeks total return with an emphasis on long-term capital appreciation.

4	Large Cap Stock Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. The Fund tends to invest in large, established companies, the majority of which pay dividends. We may invest up to 25% of the Fund’s assets in foreign securities through ADRs and similar investments.

We invest principally in U.S. securities that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We also invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more.

Large Cap Stock Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 15;

•	the “Additional Strategies and General Investment Risks” section beginning on page 20; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Equity Securities

The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company the less volatile and more liquid its stock.

6	Large Cap Stock Funds Prospectus

FUND	SPECIFIC RISKS

Large Company Core Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund makes foreign investments through American Depositary Receipts (“ADRs”). Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

U.S. Value Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

Large Cap Stock Funds Prospectus	7

Performance History

The following information shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Large Company Core Fund was organized as the successor fund to the Strong Advisor Large Company Core Fund and the Strong Value Fund, with the former being the accounting survivor. The Wells Fargo Advantage U.S. Value Fund was organized as the successor fund to the Strong Advisor U.S. Value Fund and the Strong Strategic Value Fund, with the former being the accounting survivor. The predecessor Strong funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

Large Company Core Fund Class Z Calendar Year Returns*

Best Qtr.:	Q4 ’99 • 19.95%	Worst Qtr.:	Q2 ’02 • (13.18)%

*	Performance shown reflects the performance of the Fund’s Class A shares, and does not reflect the applicable Class A sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was (4.52)%.

8	Large Cap Stock Funds Prospectus

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Class Z shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Class Z Returns Before Taxes (Incept. 04/11/05)[1]	4.32%	(0.71)%	4.69%
Class Z Returns After Taxes on Distributions	2.63%	(1.87)%	3.59%
Class Z Returns After Taxes on Distributions and Sale of Fund Shares	4.08%	(1.09)%	3.53%
S&P 500 Index[2] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	5.57%
[1]	Performance shown for the Class Z shares reflects the performance of the Fund’s Class A shares, and includes fees and expenses that are not applicable to and are lower than those of the Class Z shares. The Class A shares annual returns are substantially similar to what the Class Z shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Class A shares incepted on November 3,1997.
[2]	S&P 500 is a registered trademark of Standard & Poor’s.

Large Cap Stock Funds Prospectus	9

Performance History

U.S. Value Fund Class Z Calendar Year Returns*1

Best Qtr.:	Q4 ‘98 • 20.02%	Worst Qtr.:	Q3 ‘02 • (18.08)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.09%.

The table below provides average annual total return information for the Fund’s Class Z shares and includes both before- and after-tax returns for the Class Z shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Class Z Returns Before Taxes (Incept. 12/29/95)[1]	14.11%	1.40%	10.93%
Class Z Returns After Taxes on Distributions	11.76%	0.41%	9.92%
Class Z Returns After Taxes on Distributions and Sale of Fund Shares	9.91%	0.79%	9.20%
Russell 1000 Value Index[2] (reflects no deduction for expenses or taxes)	16.49%	5.27%	11.38%
S&P 500 Index[3] (reflects no deduction for expenses or taxes)	10.87%	(2.30)%	9.55%
[1]	Performance shown for this Class reflects the performance of the Class Z shares of the predecessor Strong Advisor U.S. Value Fund.
[2]	The Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index going forward because the Russell 1000 Value Index is more representative of the breadth of the Fund’s holdings.
[3]	S&P 500 is a registered trademark of Standard & Poor’s.

10	Large Cap Stock Funds Prospectus

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Large Cap Stock Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Large Company Core Fund	U.S. Value Fund
Management Fees[1]	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[2]	0.91%	0.81%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.66%	1.56%
Fee Waivers	0.24%	0.24%

NET EXPENSES[3]	1.42%	1.32%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets over $4.99 billion.
[2]	Other expenses for the Large Company Core Fund are based on estimates for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

12	Large Cap Stock Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Large Company Core Fund	U.S. Value Fund
1 YEAR	$145	$134
3 YEARS	$500	$469
5 YEARS	$—	$827
10 YEARS	$—	$1,836

Large Cap Stock Funds Prospectus	13

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Fund offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

14	Large Cap Stock Funds Prospectus

Large Company Core Fund

Portfolio Manager:    David A. Katz, CFA

Investment Objective

The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies’ own valuation histories. The valuation criteria evaluates a company’s financial position as measured by balance sheet data, and a company’s stock market valuation in comparison to investment value based on historic and current earnings, dividends, return on equity and book value. The Fund tends to invest in large, established companies, the majority of which pay dividends.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6. The Fund makes foreign investments through ADRs. Foreign investments are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. In the past, the Fund’s active trading investment strategy resulted in a higher-than-average portfolio turnover ratio and increased trading expenses. Going forward, we do not anticipate that the Fund will employ an active trading investment strategy.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 22. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	15

Large Company Core Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
CLASS Z SHARES— COMMENCED ON APRIL 11, 2005

For the period ended:	July 31, 2005[1]
Net asset value, beginning of period	$9.13
Income from investment operations:
Net investment income (loss)	0.00[2]
Net realized and unrealized gain (loss) on investments	0.16
Total from investment operations	0.16
Less distributions:
Distributions from net investment income	0.00
Distributions from net realized gain	0.00
Total distributions	0.00
Net asset value, end of period	$9.29
Total return[3]	1.75%
Ratios/supplemental data:
Net assets, end of period (000s)	$48,481
Ratios to average net assets[4]:
Ratio of expenses to average net assets	1.43%
Ratio of net investment income (loss) to average net assets	0.15%
Portfolio turnover rate[5]	75%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[4,6]	1.71%
[1]	For the period from April 11, 2005 (commencement of Class) through July 31, 2005.
[2]	Amount calculated is less than $0.005.
[3]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During this period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

16	Large Cap Stock Funds Prospectus

U.S. Value Fund

Portfolio Manager:    Robert J. Costomiris, CFA

Investment Objective

The U.S. Value Fund seeks total return with an emphasis on long-term capital appreciation.

Investment Strategies

We seek total return by investing principally in U.S. securities that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We also invest principally in securities of large-capitalization companies, which are defined as those with market capitalizations of $3 billion or more.

Our philosophy is that improving returns on invested capital drives improving valuations. We select securities by screening for undervalued securities and utilizing fundamental analysis, such as management interviews and financial statement analysis, to select those securities with improving returns on capital. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may use a risk management tool to attempt to limit the difference between the Fund’s return and the return of a style-specific benchmark.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in U.S. securities; and

•	at least 80% of the Fund’s assets in securities of large-capitalization companies, which we define as those with market capitalizations of $3 billion or more.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” on page 6.

We may focus our investments in stocks of particular sectors of the economy. The Fund may be more susceptible to financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not focus on particular sectors.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 22. These considerations are all important to your investment choice.

Large Cap Stock Funds Prospectus	17

U.S. Value Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended July 31, 2005 and December 31, 2004. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statement is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS Z SHARES—COMMENCED ON DECEMBER 29, 1995

For the period ended:	July 31, 2005[1]	Dec. 31, 2004	Dec. 31, 2003
Net asset value, beginning of period	$18.68	$17.77	$13.74
Income from investment operations:
Net investment income (loss)	0.07[2]	0.20	0.15
Net realized and unrealized gain (loss) on investments	0.36	2.24	3.99
Total from investment operations	0.43	2.44	4.14
Less distributions:
Distributions from net investment income	(0.05)	(0.19)	(0.11)
Distributions from net realized gain	(0.29)	(1.34)	0.00
Total distributions	(0.34)	(1.53)	(0.11)
Net asset value, end of period	$18.77	$18.68	$17.77
Total return[4]	2.41%	14.11%	30.23%
Ratios/supplemental data:
Net assets, end of period (000s)	$157,495	$252,256	$158,963
Ratios to average net assets:[5]
Ratio of expenses to average net assets	1.34%	1.32%	1.55%
Ratio of net investment income (loss) to average net assets	0.64%	1.16%	0.83%
Portfolio turnover rate[6]	14%	47%	53%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[5,7]	1.48%	1.37%	1.58%
[1]	In 2005, the Fund changed its fiscal year end from December 31 to July 31.
[2]	Calculated based upon average shares outstanding.
[3]	In 2000, the Fund changed its fiscal year end from October 31 to December 31.
[4]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[5]	Ratios shown for periods of less than one year are annualized.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[7]	During certain periods, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

18	Large Cap Stock Funds Prospectus

Financial Highlights

Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000[3]	Oct. 31, 2000
$17.87	$20.65	$21.63	$20.58

0.05[2]	0.11	0.03	0.05
(2.79)	(2.53)	(0.52)	1.53
(2.74)	(2.42)	(0.49)	1.58

(0.03)	(0.11)	(0.03)	(0.05)
(1.36)	(0.25)	(0.46)	(0.48)
(1.39)	(0.36)	(0.49)	(0.53)
$13.74	$17.87	$20.65	$21.63
(16.86)%	(11.72)%	(2.17)%	7.72%

$197,477	$186,423	$250,920	$252,386

1.90%	1.22%	1.06%	1.04%
0.34%	0.58%	0.76%	0.30%
90%	116%	14%	47%
1.91%	1.22%	1.06%	1.04%

Large Cap Stock Funds Prospectus	19

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds that invest in foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund’s investment in foreign securities may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

•	Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

•	Certain Funds may use various derivative investments, such as options or futures contracts. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

20	Large Cap Stock Funds Prospectus

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Leverage Risk—The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Large Cap Stock Funds Prospectus	21

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		LARGE COMPANY CORE	U.S. VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●
Foreign Securities Equity securities issued by a non-U.S. company which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers,
dealers and financial institutions to increase
returns on those securities. Loans may be made
up to 1940 Act limits (currently one-third of
total assets, including the value of the
collateral received).

	Counter-Party and Leverage Risk	●	●

Options

The right to buy or sell a security based on an agreed upon price at a specific time. Types of options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value.

●

Other Mutual Funds

Investments by the Fund in shares of
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund’s expenses, in
addition to the expenses paid by the Fund.

	Market Risk	●	●

-

22	Large Cap Stock Funds Prospectus

		LARGE COMPANY CORE	U.S. VALUE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	●	●

Large Cap Stock Funds Prospectus	23

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (“the Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette, Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISERS
Varies by Fund Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents

Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

24	Large Cap Stock Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Fund’s annual report for the fiscal year ended July 31, 2005. As of July 31, 2005, Funds Management managed over $105 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Advisers

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the U.S. Value Fund, and in this capacity is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of July 31, 2005, Wells Capital Management managed assets aggregating in excess of $163 billion.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Large Company Core Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of July 31, 2005, Matrix managed over $1.9 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

Large Cap Stock Funds Prospectus	25

Organization and Management of the Funds

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each of the Funds pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

26	Large Cap Stock Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable, and if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) at 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund’s total assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Large Cap Stock Funds Prospectus	27

Your Account

Qualified Investors

You may purchase Class Z shares only under limited circumstances, at the NAV on the day of purchase. The following types of investors may qualify to purchase Class Z shares of the Funds:

•	Investors who received Class Z shares in the reorganization of the Strong Funds into the Wells Fargo Advantage Funds;

•	Investors who previously held Class Z shares of any Fund, upon providing adequate proof of prior ownership;

•	Officers, directors and employees of Wells Fargo Advantage Funds, Funds Management, and affiliates of these entities, and each of their immediate family members (grandparent, parent, sibling, child, grandchild, and spouse) who live in the same household;

•	Employer-sponsored retirement plans, and their participants, for which Funds Management or the Funds’ distributor, or an affiliate, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds’ distributor, or an affiliate, to perform services;

•	Certain institutional investors purchasing more than $1 million of Class Z shares;

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM);

•	Any Internal Revenue Code Section 529 plans;

•	Any accounts in a fee-based advisory program managed by Funds Management; and

•	Registered investment advisers holding Class Z shares of a Strong Fund on November 30, 2000.

For more information on the purchase of Class Z shares, please call Investor Services at 1-800-222-8222.

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $2,500 per Fund, and $1,000 for a retirement account; and

•	$100 per Fund for all investments after your initial investment.

Institutions, through which investors may purchase Class Z shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative at your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

28	Large Cap Stock Funds Prospectus

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with for the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Large Cap Stock Funds Prospectus	29

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $2,500, or $1,000 for a retirement account.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

30	Large Cap Stock Funds Prospectus

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage U.S. Value Fund, Class Z.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use our Automated Voice Response service to:

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the Wells Fargo Advantage Funds automated phone system (“automated phone system”) service to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Large Cap Stock Funds Prospectus	31

Your Account	How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

Class Z shares are not available for purchase on the internet if you do not have an existing Wells Fargo Advantage Funds Account. Please call Investor Services at 1-800-222-8222 for more information.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

On-line purchases are limited to a maximum of $100,000. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application and follow the wire instructions on page 30. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 30. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

32	Large Cap Stock Funds Prospectus

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion Guarantees are required for mailed redemption requests under the following circumstances i) if the request is over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

•	Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See “General Notes for Selling Shares”, below. Further information is available by calling Investor Services at 1-800-222-8222.

Large Cap Stock Funds Prospectus	33

Your Account	How to Sell Shares

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	The minimum redemption amount is $100 or the balance of your account.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds and to waive any such fee for shareholders who maintain certain minimum account balances. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

34	Large Cap Stock Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involves two transactions: a sale of shares of one fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Class Z shares may also be exchanged for Investor Class shares of any Wells Fargo Advantage Fund.

•	You should carefully read the Prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has

Large Cap Stock Funds Prospectus	35

Exchanges

engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

36	Large Cap Stock Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, Social Security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The U.S. Value Fund makes distributions of any net investment income at least quarterly and any realized net capital gains at least annually. The Large Company Core Fund makes distributions of any net investment income and realized net capital gains at least annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

Large Cap Stock Funds Prospectus	37

Additional Services and Other Information

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

38	Large Cap Stock Funds Prospectus

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call Investor Services at 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Large Cap Stock Funds Prospectus	39

Additional Services and Other Information

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

40	Large Cap Stock Funds Prospectus

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Robert J. Costomiris, CFA

U.S. Value Fund and its predecessor since 2001

Mr. Costomiris joined Wells Capital Management in 2005 as a portfolio manager. Prior to that he was a portfolio manager with Strong Capital Management, Inc. (“SCM”) since 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001. In addition, he specialized in managing small cap value stocks. From 1993 to 1997, Mr. Costomiris served as Senior Investment Consultant with Hewitt Associates. He received his B.S. degree in Chemical Engineering from the University of Pennsylvania and his M.B.A. degree, specializing in Finance and Accounting, from the University of Chicago Graduate School of Business.

David A. Katz, CFA

Large Company Core Fund and its predecessor since 2005

Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from 1996 until the present. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990, he merged Value Matrix Management into Matrix Asset Advisors. He earned his B.A. degree in Economics, summa cum laude, from Union College and his M.B.A. degree, with a concentration in Finance, from New York University Graduate School of Business.

Large Cap Stock Funds Prospectus	41

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

An increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also “total return.”

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

42	Large Cap Stock Funds Prospectus

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Non-U.S. Securities

Non-U.S. Securities are securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; (2) issued by companies for which the principal securities trading market is a country other than the U.S.; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in a country other than the U.S. or that have at least 50% of their assets in countries other than the U.S.

Options

An option is the right or obligation to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the market price has fallen below the agreed price. Options may also be based on the movement of an index, such as the S&P 500 Index.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including any capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Large Cap Stock Funds Prospectus	43

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO

ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT54051 12-05

125LCZ/P102 (12/05)

ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST

Telephone: 1-800-222-8222

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2005

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Class A, Class B, Class C, Class Z,

Administrator Class, Advisor Class, Investor Class and Institutional Class

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about eleven funds in the Wells Fargo Funds Trust family of funds (each, a “Fund” and collectively, the “Funds”) — the Wells Fargo Advantage Capital Growth, Dividend Income, Endeavor Large Cap, Endeavor Select, Equity Index, Growth, Growth and Income, Large Cap Growth, Large Company Core, U.S. Value and Value Funds. Each Fund, except for the Endeavor Select Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class A, Class B and Class C shares of the Value Fund are currently closed to new investors. Please see the Class A, Class B and Class C shares’ prospectus for further details. Class Z shares are currently available only to certain qualified investors. Please see the Class Z shares prospectus for further details. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Prior to December 1, 2005, the Investor Class of the Wells Fargo Advantage Value Fund was named Class D.

Funds	A, B and/or C	Z	Administrator	Advisor	Investor	Institutional
Capital Growth Fund			•		•	•
Dividend Income Fund			•		•
Endeavor Large Cap Fund	•
Endeavor Select Fund	•		•			•
Equity Index Fund	•[1]
Growth Fund	•[2]		•	•	•	•
Growth and Income Fund			•	•	•	•
Large Cap Growth Fund					•
Large Company Core Fund	•	•	•
U.S. Value Fund	•	•	•
Value Fund	•		•		•

[1]	Offers Class A and Class B shares only.

[2]	Offers Class C shares only.

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (the “Prospectuses”) dated December 1, 2005. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and report of independent registered public accounting firm for the year ended July 31, 2005, are hereby incorporated by reference to the Funds’ Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by visiting our website at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266.

i

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds (“Norwest”), the Board of Directors of Stagecoach Funds, Inc. (“Stagecoach”) and the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board” or “Trustees”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios into certain Funds of the Trust. Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

On February 18, 2004, the Board of Trustees of The Advisors’ Inner Circle Fund (“AIC Trust”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds (“Strong”) and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

The Equity Index Fund described in this SAI was created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. (“Wells Fargo Bank” or the “Custodian”) and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. (“NIM”), into a single mutual fund complex. The Value Fund (formerly named the C&B Tax-Managed Value Fund) described in this SAI was created as part of the reorganization of certain of the portfolios of AIC Trust into certain Funds of the Trust. The Capital Growth Fund, Dividend Income Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund and U.S. Value Fund described in this SAI were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. (“SCM”), and the Wells Fargo Advantage FundsSM, advised by Wells Fargo Funds Management, LLC (“Funds Management” or the “Adviser”) into a single mutual fund complex. The reorganization between Stagecoach and Norwest followed the merger of the advisers’ parent companies. The reorganization between AIC Trust and the Trust followed the Funds’ adviser entering into an agreement with the predecessor portfolios’ adviser to “adopt”/support a reorganization of the predecessor portfolios with and into the Funds. The reorganization between Strong and the Wells Fargo Advantage Funds followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

The chart below indicates the predecessor Stagecoach, AIC Trust, and Strong Funds that are the accounting survivors of the Wells Fargo Advantage Funds, as applicable.

Wells Fargo Advantage Funds	Predecessor Funds
Capital Growth Fund	Strong Large Company Growth Fund
Dividend Income Fund	Strong Dividend Income Fund
Endeavor Large Cap Fund	Strong Advisor Endeavor Large Cap Fund
Endeavor Select Fund	Strong Advisor Select Fund
Equity Index Fund	Stagecoach Equity Index Fund
Growth Fund	Strong Growth Fund
Growth and Income Fund	Strong Growth and Income Fund
Large Cap Growth Fund	Strong Large Cap Growth Fund
Large Company Core Fund	Strong Advisor Large Company Core Fund
Value Fund	C&B Tax Managed Value Portfolio
U.S. Value Fund	Strong Advisor U.S. Value Fund

The Capital Growth Fund commenced operations on April 11, 2005, as successor to the Strong Large Company Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Large Company Growth Fund commenced operations on September 16, 2002, as successor to the Rockhaven Premier Dividend Fund. The predecessor fund commenced operations on November 3, 1997.

The Dividend Income Fund commenced operations on April 11, 2005, as successor to the Strong Dividend Income Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Dividend Income Fund commenced operations on July 1, 1993.

The Endeavor Large Cap Fund commenced operations on April 11, 2005, as successor to the Strong Advisor Endeavor Large Cap Fund, a series of Strong Common Stock Fund, Inc. The predecessor Strong Advisor Endeavor Large Cap Fund commenced operations on September 28, 2001.

The Endeavor Select Fund commenced operations on April 11, 2005, as successor to the Strong Advisor Select Fund, a series of Strong Opportunity Fund, Inc. The predecessor Strong Advisor Select Fund commenced operations on December 29, 2000.

The Equity Index Fund commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs which commenced operations on January 25, 1984. Prior to December 12, 1997, the Equity Index Fund was known as the Corporate Stock Fund.

The Growth Fund commenced operations on April 11, 2005, as successor to the Strong Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Growth Fund commenced operations on December 31, 1993.

The Growth and Income Fund commenced operations on April 11, 2005, as successor to the Strong Growth and Income Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Growth and Income Fund commenced operations on December 29, 1995.

The Large Cap Growth Fund commenced operations on April 11, 2005, as successor to the Strong Large Cap Growth Fund, a series of Strong Large Cap Growth Fund, Inc. The predecessor Strong Large Cap Growth Fund commenced operations on December 30, 1981.

The Large Company Core Fund commenced operations on April 11, 2005, as successor to the Strong Advisor Large Company Core Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Advisor Large Company Core Fund commenced operations on September 16, 2002, as successor to the Rockhaven Dividend Fund. The predecessor fund commenced operations on November 3, 1997.

The U.S. Value Fund commenced operations on April 11, 2005, as successor to the Strong Advisor U.S. Value Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Advisor U.S. Value Fund commenced operations on December 29, 1995.

The Value Fund (formerly named the C&B Tax-Managed Value Fund) commenced operations on July 26, 2004, as successor to the C&B Tax-Managed Value Portfolio. The predecessor fund was organized on November 19, 2001, as the successor-in-interest to the UAM Cooke & Bieler, Inc.’s C&B Equity Portfolio for Taxable Investors, which commenced operations on February 12, 1997.

INVESTMENT POLICIES

Fundamental Investment Policies

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies,

(iii) municipal securities, (iv) repurchase agreements, and provided further that (v) the Equity Index Fund reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

(2) except for the Endeavor Select Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund’s shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 15% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission (“CFTC”) for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Bank Obligations

The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Borrowing

The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

Certain Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the adviser’s judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Commercial Paper

The Funds may invest in commercial paper (including variable amount master demand notes) which refer to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Convertible Securities

The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer’s capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer’s common stock through the conversion feature. Fluctuations in the convertible security’s price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities

The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Derivative Securities

The Funds may invest in various instruments that may be considered “derivative securities,” securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate, including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators (“References”) or the relative change in two or more References. Futures contracts and options transactions are also considered types of derivative securities, and are described more fully under the heading “Futures Contracts and Options Transactions” below.

A Fund often invests in derivative securities as a “hedge” against fluctuations in the value of the other securities in that Fund’s portfolio, although a Fund may also invest in certain derivative securities for investment purposes only. While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund’s portfolio does not follow the adviser’s expectations. If the adviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund’s investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the Fund to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer’s credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds’ investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include: the risk of the disruption of the Fund’s ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund’s investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

A Fund’s use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in “illiquid securities,” including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate “cover” in compliance with the U.S. Securities and Exchange Commission (“SEC”) rules limiting the use of leverage.

Floating- and Variable-Rate Obligations

The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Foreign Obligations and Securities

Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country.

The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

The Funds may enter into currency forward contracts (“forward contracts”) to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

The Funds may also invest in foreign securities through American Depositary Receipts (“ADRs”), Canadian Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund’s commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions

In General. Certain Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer’s futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value (“NAV”) of the relevant Fund.

The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds’ futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) in accordance with Rule 4.5 of the CEA, and therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker’s name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Certain Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Certain Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Certain Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund’s custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period.

Certain Funds may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which certain Funds may invest.

Stock Index Options. Certain Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund’s custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. Certain Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts and Foreign Currency Transactions. Certain Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see “Foreign Obligations and Securities” above). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, that will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

Certain Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, foreign currency futures contracts and foreign currency transactions (together, “Currency Futures”) entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser’s judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. Certain Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds’ portfolio securities which are the subject of the transaction.

Interest Rate and Index Swaps. Certain Funds may enter into interest rate and index swaps in pursuit of their investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund’s investment objective and legally permissible for the Fund.

Illiquid Securities

Certain Funds may invest in securities not registered under the Securities Act of 1933, as amended (the “1933 Act”) and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

Initial Public Offerings

Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Loans of Portfolio Securities

Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds’ investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Money Market Instruments and Temporary Investments

The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers’ acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Services, Inc. (“Moody’s”) or “A-1” or “A-1—” by Standard & Poor’s Rating Group (“S&P”), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

Other Investment Companies

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds’ non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company (“3% Limit”); (ii) 5% of such Fund’s total assets with respect to any one investment company; and (iii) 10% of such Fund’s total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

iShares. The Funds may invest in iShares Trust and iShares, Inc. (“iShares”) which are registered investment companies that consist of numerous separate series (each, an “iShares Fund”), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Participation Interests

The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Privately Issued Securities

Certain Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are “illiquid” are subject to the Funds’ policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements

The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully “collateralized,” as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund’s disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales “against the box” means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

The value of securities of any issuer in which a fund maintains a short position that is not “against the box” may not exceed the lesser of 5% of the value of the fund’s net assets or 5% of the securities of such class of the issuer. A fund’s ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a fund that are not made “against the box” create opportunities to increase the fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a fund makes a short sale “against the box,” the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund’s long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Funds and their shareholders.

In view of the SEC, a short sale involves the creation of a “senior security” as such term is defined under the 1940 Act, unless the sale is “against the box” and the securities sold are placed in a segregated account (not with the broker), or unless the fund’s obligation to deliver the securities sold short is “covered” by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund will be “against the box,” or the Fund’s obligation to deliver the securities sold short will be “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

Small Company Securities

Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies’ securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

Synthetic Convertible Securities

The Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. Government Obligations

The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government obligations”). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ((“GNMA”) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ((“FNMA”) notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

Additional Information about the S&P 500 Index

The Trust (the “Licensee”) has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the “Products”).

The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Organization and Management of the Funds.”

Trustees and Officers

The Board supervises each Fund’s activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 139 funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the “Fund Complex” or the “Trusts”). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears separately from the information for the “interested” Trustee.

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Thomas S. Goho, 63	Trustee, since 1987	Associate Professor of Finance, Wake Forest University, Calloway School of Business and Accountancy.	N/A

Peter G. Gordon, 63	Trustee, since 1998; (Chairman, since 2001).	Chairman, CEO and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	N/A

Richard M. Leach, 72	Trustee, since 1987	Retired. President of Richard M. Leach Associates (a financial consulting firm).	N/A

Timothy J. Penny, 54	Trustee, since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	N/A

Donald C. Willeke, 65	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	N/A

INTERESTED[2] TRUSTEE

J. Tucker Morse, 61	Trustee, since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	N/A

OFFICERS

Karla M. Rabusch, 46	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	N/A

Stacie D. DeAngelo, 36	Treasurer, since 2003	Senior Vice President of Wells Fargo Bank, N.A. and Senior Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC from October 2000 to May 2001 and Director of Shareholder Services at BISYS Fund Services from September 1999 to October 2000.	N/A

C. David Messman, 45	Secretary, since 2000	Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. and Senior Vice President and Secretary of Wells Fargo Funds Management, LLC. Vice President and Senior Counsel of Wells Fargo Bank, N.A. from 1996 to 2003.	N/A

[1]	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

[2]	Basis of Interestedness. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

Committees. All of the Independent Trustees are also members of the Trust’s Governance Committee and Audit Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met once during the Funds’ most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds’ most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

Compensation. Prior to January 1, 2005, each Trustee received an annual retainer (payable quarterly) of $56,000 from the Fund Complex, and also received a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee plus a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2005, each Trustee receives an annual retainer (payable quarterly) of $80,000 from the Fund Complex. Each Trustee also receives a combined fee of $9,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairman (formerly referred to as the Lead Trustee) of the Fund Complex receives an additional $25,000 annual retainer for the additional work and time devoted by the Chairman.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s officers are not compensated by the Trust for their services. For the fiscal year ended July 31, 2005, the Trustees received the following compensation:

Compensation Table

Year Ended July 31, 2005

	Interested Trustees		Independent Trustees
Fund Name	Robert C. Brown*	J. Tucker Morse	Thomas S. Goho	Peter G. Gordon	Richard M. Leach	Timothy J. Penny	Donald C. Willeke
Capital Growth	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Dividend Income	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Endeavor Large Cap	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Endeavor Select	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Equity Index	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Growth	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Growth and Income	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Large Cap Growth	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Large Company Core	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
U.S. Value	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Value	$1,248	$1,248	$1,281	$1,503	$1,281	$1,281	$1,281
Total Compensation from the Fund Complex**	$108,264	$108,264	$111,597	$130,417	$111,597	$111,597	$111,597

*	Retired as of April 5, 2005.

**	Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 139 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2004, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2004

	Dollar Range of Equity Securities in the Funds
Trustee	Capital Growth*	Dividend Income*	Endeavor Large Cap*	Endeavor Select*	Equity Index	Growth*	Growth and Income*	Large Cap Growth*	Large Company Core*	U.S. Value*	Value	Aggregate Dollar Range of Equity Securities of Fund Complex**
Independent Trustees
Thomas S. Goho	0	0	0	0	D	0	0	0	0	0	0	D
Peter G. Gordon	0	0	0	0	0	0	0	0	0	0	B	D
Richard M. Leach	0	0	0	0	D	0	0	0	0	0	0	D
Timothy J. Penny	0	0	0	0	0	0	0	0	0	0	0	D
Donald C. Willeke	0	0	0	0	D	0	0	0	0	0	0	D
Interested Trustee
J. Tucker Morse	0	0	0	0	0	0	0	0	0	0	0	D

*	These Funds commenced operations on April 11, 2005.

**	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 139 funds).

Ownership of Securities of Certain Entities. None of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program’s assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund’s assets. In such an instance, Funds Management’s decision to make changes to or rebalance the program’s allocations may substantially impact the Fund’s performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund’s average daily net assets:

Fee
Fund	Prior to 8/1/04	Effective 8/1/04
Equity Index Fund	0.15%	$0-999M $1-4.99B >$4.99B	0.10 0.075 0.05	% % %

Value Fund	N/A	$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Fund		Fee Effective 4/11/05
Capital Growth Fund		$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Dividend Income Fund		$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Endeavor Large Cap Fund		$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Endeavor Select Fund		$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Growth Fund		$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Growth and Income Fund		$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Fund	Fee Effective 4/11/05

Large Cap Growth Fund	$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Large Company Core Fund	$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

U.S. Value Fund	$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.75 0.70 0.65 0.625 0.60	% % % % %

Advisory Fees Paid. For the fiscal periods shown in the table below, the Equity Index Fund paid the following advisory fees, and the investment adviser waived the indicated fees:

Fund	Period Ended 10/1/04 - 7/31/05		Year Ended 9/30/04		Year Ended 9/30/03		Year Ended 9/30/02
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Equity Index Fund	$0	$397,606	$24,814	$678,884	$0	$875,103	$0	$1,015,89

Former C&B Fund. As discussed in the “Historical Fund Information” section, the Value Fund (formerly named the C&B Tax Managed Value Fund) was created as part of the reorganization of the portfolio into the Trust. Prior to the reorganization, Cooke & Bieler, L.P. (“C&B”) was the investment adviser to the predecessor portfolio of the Value Fund, and was entitled to receive an annual fee equal to 0.63% of the average daily net assets of the Fund. Therefore, the table below shows the advisory fees paid by the Fund and the predecessor portfolio of the Fund. For the periods indicated below prior to July 26, 2004, the predecessor portfolio of the Fund paid the following advisory fees to C&B and C&B waived the indicated amounts. From November 1, 2004 through July 31, 2005, fees were paid to the Adviser.

Fund	11/1/04 – 7/31/05 Funds Mgmt		7/26/04 - 10/31/04 Funds Mgmt		11/1/03 - 7/25/04 C&B
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Value Fund	$71,675	$92,847	$56,961	$45,434	$61,499	$0

Fund	Year Ended 10/31/03 C&B		Year Ended 10/31/02 C&B
	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Value Fund	$7,484	$31,269	$0	$24,060	*

*	For the fiscal year ended October 31, 2002, the adviser additionally reimbursed fees of $31,239 for the predecessor C&B Tax-Managed Value Portfolio pursuant to the terms of its waiver agreement with the Portfolio.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Capital Growth Fund, Dividend Income Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund and U.S. Value Fund were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, SCM and Funds Management served as the investment advisers to the predecessor portfolios of these Funds. For the period between January 1, 2005 and April 8, 2005 (the “Interim Period”), Funds Management served as the investment adviser to the predecessor portfolios of these Funds pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM served as the investment adviser to the predecessor portfolios of these Funds. Under the interim agreement, the contractual investment advisory fees payable to Funds Management were the same as those under the prior agreement with SCM. The fees were as follows:

Fund	Asset Level	Annual Rate (as a percentage of net assets)
Capital Growth Fund	$0-4B $4-6B >$6B	0.75 0.725 0.70	% % %

Dividend Income Fund	$0-4B $4-6B >$6B	0.70 0.675 0.65	% % %

Endeavor Large Cap Fund	$0-4B $4-6B >$6B	0.75 0.725 0.70	% % %

Endeavor Select Fund	$0-4B $4-6B >$6B	0.75 0.725 0.70	% % %

Growth Fund	$0-4B $4-6B >$6B	0.75 0.725 0.70	% % %

Growth and Income Fund	All asset levels	0.55%

Large Cap Growth Fund	$0-35M >$35M	0.60 0.55	% %

Large Company Core Fund	$0-4B $4-6B >$6B	0.75 0.725 0.70	% % %

U.S. Value Fund	All asset levels	0.55%

The table below shows the advisory fees paid by either these Funds or their predecessor portfolios. For the fiscal periods indicated below, these Funds or their predecessor portfolios paid the following advisory fees to the investment adviser listed below and the respective investment adviser waived the indicated amounts.

	1/01/05 - 07/31/05		12/31/04		12/31/03		12/31/02
Fund	Fees Paid to Funds Mgmt	Fees Waived by Funds Mgmt	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM
Capital Growth*	$489,574	$235,871	$566,172	$15,769	$289,051	$41,342	$30,189	$20,247
Dividend Income	$630,135	$135,684	$765,636	$24,613	$884,619	$0	$1,102,135	$5,309
Endeavor Large Cap	$144,478	$51,036	$290,073	$8,242	$260,962	$0	$212,743	$0
Endeavor Select	$389,180	$86,339	$576,716	$16,371	$545,194	$0	$429,730	$0
Growth	$5,782,031	$404,581	$11,421,317	$303,336	$12,665,137	$0	$12,947,027	$0

	1/01/05 - 07/31/05		12/31/04		12/31/03		12/31/02
Fund	Fees Paid to Funds Mgmt	Fees Waived by Funds Mgmt	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM
Growth and Income	$1,410,898	$389,358	$3,275,868	$114,723	$4,153,648	$0	$4,512,907	$0
Large Cap Growth	$1,286,167	$505,096	$2,958,387	$106,173	$3,503,970	$0	$4,158,101	$0
Large Company Core*	$315,120	$169,183	$773,835	$19,976	$498,989	$11,004	$7,305	$11,200
U.S. Value	$1,058,979	$320,194	$1,744,276	$68,194	$1,205,647	$0	$1,114,762	$0

*	Commenced operations as a Strong fund on September 16, 2002. For the fiscal year ended December 31, 2002, reflects fees paid from September 16, 2002 through December 31, 2002.

General. Each Fund’s Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any such party. A Fund’s Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

Funds Management has engaged Cooke & Bieler, L.P. (“C&B”), Matrix Asset Advisors, Inc. (“Matrix”) and Wells Capital Management Incorporated, an affiliate of Funds Management (“Wells Capital Management”), to serve as investment sub-advisers to the Funds (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). Subject to the direction of the Trust’s Board and the overall supervision and control of Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds’ assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trust’s Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing sub-advisory services to the Funds, the Sub-Advisers are entitled to receive a monthly fee at the annual rates indicated below of each Fund’s average daily net assets. Effective January 1, 2006, the sub-advisory fees paid for certain Funds will change as indicated below. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee (Current)			Fee (Effective January 1, 2006)
Capital Growth Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %

Dividend Income Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %

Endeavor Large Cap Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %

Fund	Sub-Adviser	Fee (Current)			Fee (Effective January 1, 2006)
Endeavor Select Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %
Equity Index Fund	Wells Capital Management	$0-200M >$200M	0.02 0.01	% %	$0-100M $100-200M >$200M	0.05 0.03 0.02	% % %

Growth Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %

Growth and Income Fund	Matrix	$0-50M >$50M	0.20 0.16	% %	No change

Large Cap Growth Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %

Large Company Core Fund	Matrix	$0-50M >$50M	0.20 0.16	% %	No change

U.S. Value Fund	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %	$0-100M $100-200M $200-500M >$500M	0.35 0.30 0.20 0.15	% % % %

Value Fund	C&B	$0-250M $250-500M $500-750M >$750M	0.45 0.40 0.35 0.30	% % % %	No change

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Capital Growth, Dividend Income, Endeavor Large Cap, Endeavor Select, Growth, Growth and Income, Large Cap Growth, Large Company Core, and U.S. Value Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust, which occurred on April 8, 2005. Prior to the reorganization during the Interim Period, Wells Capital Management served as the investment sub-adviser to the predecessor portfolios of the Capital Growth, Endeavor Large Cap, Endeavor Select, Dividend Income, Growth, Large Cap Growth, and U.S. Value Funds and Matrix served as the investment sub-adviser to the predecessor portfolios of the Growth and Income and Large Company Core Funds, pursuant to an interim investment sub-advisory agreement and were entitled to receive a monthly fee at the annual rates indicated below of the predecessor portfolio’s average daily net assets.

Fund	Sub-Adviser	Sub-Advisory Fees
Capital Growth Dividend Income Endeavor Large Cap Endeavor Select Growth Large Cap Growth U.S. Value	Wells Capital Management	$0-200M $200-400M >$400M	0.35 0.30 0.25	% % %

Growth and Income Large Company Core	Matrix	$0-50M >$50M	0.20 0.16	% %

Prior to January 1, 2005, SCM had not entered into any sub-advisory agreements with respect to the predecessor portfolios of these Funds.

Unaffiliated Sub-Advisers. Listed below is the aggregate dollar amount of sub-advisory fees paid by the Value Fund to C&B, an unaffiliated sub-adviser, for the Fund’s fiscal periods indicated below:

	11/1/04-7/31/05		Year Ended 10/31/04
Fund	Fees Paid	Fees Waived/ Reimbursed	Fees Paid	Fees Waived/ Reimbursed
Value Fund	$77,303	$0	$43,593	$0

Listed below is the aggregate dollar amount of sub-advisory fees paid by the Growth and Income Fund and Large Company Core Fund to Matrix, an unaffiliated sub-adviser, for the period ended as indicated below:

	1/1/05 – 7/31/05
Fund	Fees Paid	Fees Waived/ Reimbursed
Growth and Income Fund	$252,603	$0
Large Company Core Fund	$77,564	$0

Portfolio Managers.

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Portfolio Managers.” The information in this section is provided as of July 31, 2005 the most recent fiscal year end for the Funds managed by the portfolio managers listed below. These portfolio managers (each a “Portfolio Manager” and together, the “Portfolio Managers”) manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Managers

Capital Growth Fund Endeavor Large Cap Fund Endeavor Select Fund	Wells Capital Management	Thomas J. Pence, CFA Erik J. Voss, CFA

Dividend Income Fund	Wells Capital Management	Jennifer C. Newell, CFA Roger D. Newell

Equity Index Fund	Wells Capital Management	Gregory T. Genung, CFA

Growth Fund Large Cap Growth Fund	Wells Capital Management	Brandon M. Nelson, CFA Thomas C. Ognar, CFA Bruce C. Olson, CFA

Growth and Income Fund Large Company Core Fund	Matrix	David A. Katz, CFA

U.S. Value Fund	Wells Capital Management	Robert J. Costomiris, CFA

Value Fund	C&B	Kermit S. Eck, CFA Daren C. Heitman, CFA Michael M. Meyer, CFA James R. Norris Edward W. O’Connor, CFA R. James O’Neil, CFA Mehul Trivedi, CFA

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers listed below, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	2	$222.7M	1	$72.5M	258	$5.1B
Daren C. Heitman, CFA	2	$222.7M	1	$72.5M	258	$5.1B
Michael M. Meyer, CFA	2	$222.7M	1	$72.5M	258	$5.1B
James R. Norris	2	$222.7M	1	$72.5M	258	$5.1B
Edward W. O’Connor, CFA	2	$222.7M	1	$72.5M	258	$5.1B
R. James O’Neil, CFA	2	$222.7M	1	$72.5M	258	$5.1B
Mehul Trivedi, CFA	2	$222.7M	1	$72.5M	258	$5.1B
Matrix
David A. Katz, CFA	3	$528.8M	1	$7M	524	$865.5M
Wells Capital Management
Robert J. Costomiris, CFA	0	$0	0	$0M	1	$300M
Gregory T. Genung, CFA	3	$2.9B	1	$75M	2	$360M
Jennifer C. Newell, CFA	0	$0	0	$0	2	$57M
Roger D. Newell	0	$0	0	$0	2	$57M
Brandon Nelson, CFA	0	$0	3	$20M	21	$1B
Thomas C. Ognar, CFA	0	$0	3	$20M	26	$1B
Bruce C. Olson, CFA	0	$0	3	$20M	20	$1B
Thomas J. Pence, CFA	0	$0	0	$0	100	$2.8B
Erik J. Voss, CFA	0	$0	0	$0	64	$2.6B

*	If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	0	$0	0	$0	1	$132M
Daren C. Heitman, CFA	0	$0	0	$0	1	$132M
Michael M. Meyer, CFA	0	$0	0	$0	1	$132M
James R. Norris	0	$0	0	$0	1	$132M

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Edward W. O’Connor, CFA	0	$0	0	$0	1	$132M
R. James O’Neil, CFA	0	$0	0	$0	1	$132M
Mehul Trivedi, CFA	0	$0	0	$0	1	$132M
Matrix
David A. Katz, CFA	0	$0	1	$7M	4	$5.1M
Wells Capital Management
Robert J. Costomiris, CFA	0	$0	0	$0	0	$0
Gregory T. Genung, CFA	0	$0	0	$0	0	$0
Jennifer C. Newell, CFA	0	$0	0	$0	0	$0
Roger D. Newell	0	$0	0	$0	0	$0
Brandon Nelson, CFA	0	$0	0	$0	0	$0
Thomas C. Ognar, CFA	0	$0	0	$0	0	$0
Bruce C. Olson, CFA	0	$0	0	$0	0	$0
Thomas J. Pence, CFA	0	$0	0	$0	0	$0
Erik J. Voss, CFA	0	$0	0	$0	0	$0

*	If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, each Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, each Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

C&B. In the case of C&B, the Portfolio Managers manage accounts on a team basis. Performance and allocation of securities are closely monitored to ensure equal treatment. Accordingly, the Portfolio Managers have not experienced material conflicts of interests in managing multiple accounts.

Matrix. In the case of Matrix, the Portfolio Managers are prohibited from buying or selling individual securities within one day of the firm’s purchase or sale of the same security for any client. This is designed to minimize any conflicts in managing multiple accounts.

Wells Capital Management. Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

However, like other investment advisers, Wells Capital Management has adopted procedures to ensure that clients are treated fairly to minimize inherent conflicts of interest of managing multiple accounts.

Compensation. The Funds’ Portfolio Managers were compensated using the following compensation structures:

C&B Compensation. As of the Fund’s most recent fiscal year ended July 31, 2005, the Fund’s Portfolio Managers were compensated using similar compensation structures among all accounts managed. They each received a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the S&P 500 Index and the Russell 1000 Value Index for the Large Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation. Partners of C&B receive a return proportionate to their investment based upon the firm’s overall success.

Matrix Compensation. The Portfolio Manager is compensated using a fixed cash salary, an annual incentive bonus based on individual performance and overall company performance and profitability, which obviously subsumes individual account performance.

Wells Capital Management Compensation. Wells Capital Management’s Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a period of time:

Portfolio Manager	Benchmark	Length of Time
Robert J. Costomiris, CFA	Russell 1000 Value Index Russell 2000 Value Index Russell Mid Cap Value Index	One calendar year period

Gregory T. Genung, CFA	S&P 500 Index S&P 600 Index	One calendar year period

Brandon M. Nelson, CFA	Russell 1000 Growth Index Russell 2000 Growth Index Russell 3000 Growth Index Russell Mid-Cap Growth Lipper Large-Cap Growth Lipper Multi-Cap Growth	One and 3 calendar year periods

Jennifer C. Newell, CFA	Lipper Equity Income Funds Average S&P 500 Index Russell 1000 Value Index	One calendar year and 3 year cumulative period annualized

Roger D. Newell	Lipper Equity Income Funds Average S&P 500 Index Russell 1000 Value Index	One calendar year and 3 year cumulative period annualized calendar year periods

Thomas C. Ognar, CFA	Russell 1000 Growth Index Russell 2000 Growth Index Russell 3000 Growth Index Russell Mid-Cap Growth Lipper Large-Cap Growth Lipper Multi-Cap Growth	One and 3 calendar year periods

Bruce C. Olson, CFA	Russell 1000 Growth Index Russell 2000 Growth Index Russell 3000 Growth Index Russell Mid-Cap Growth Lipper Large-Cap Growth Lipper Multi-Cap Growth	One and 3 calendar year periods

Portfolio Manager	Benchmark	Length of Time
Thomas J. Pence, CFA	Russell Midcap Growth Index Russell 2500 Growth Index Russell 1000 Growth Index	One calendar year period

Erik J. Voss, CFA	Russell 1000 Growth Index	One calendar year period

Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients’ portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios. For Mr. Newell and Ms. Newell, compensation is also based on Senior Management’s assessment of the work in the following areas: retention/growth of current asset base, assistance in asset gathering, risk management, leadership/management, and teamwork. For Mr. Olson, Mr. Nelson, and Mr. Ognar, compensation is also based on growth/retention of team business.

Beneficial Ownership in the Funds. The table below shows for each Portfolio Manager, the amount of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

— = Not Applicable

0 = $0

A = $1 - $10,000

B = $10,001 - $50,000

C = $50,001 - $100,000

D = $100,001 - $500,000

E = $500,001 - $1,000,000

F = over $1,000,000

Beneficial Equity Ownership in the Funds

Portfolio Manager	Capital Growth Fund	Dividend Income Fund	Endeavor Large Cap Fund	Endeavor Select Fund	Equity Index Fund	Growth Fund	Growth and Income Fund	Large Cap Growth Fund	Large Company Core Fund	U.S. Value Fund	Value Fund
C&B
Kermit S. Eck, CFA	—	—	—	—	—	—	—	—	—	—	0
Daren C. Heitman, CFA	—	—	—	—	—	—	—	—	—	—	0
Michael M. Meyer, CFA	—	—	—	—	—	—	—	—	—	—	D
James R. Norris	—	—	—	—	—	—	—	—	—	—	B
Edward W. O’Connor, CFA	—	—	—	—	—	—	—	—	—	—	0
R. James O’Neil, CFA	—	—	—	—	—	—	—	—	—	—	0
Mehul Trivedi, CFA	—	—	—	—	—	—	—	—	—	—	A
Matrix
David A. Katz, CFA	—	—	—	—	—	—	B	—	0	—	—
Wells Capital Management
Robert J. Costomiris, CFA	—	—	—	—	—	—	—	—	—	A	—
Gregory T. Genung, CFA	—	—	—	—	B	—	—	—	—	—	—
Jennifer C. Newell, CFA	—	0	—	—	—	—	—	—	—	—	—
Roger D. Newell	—	0	—	—	—	—	—	—	—	—	—
Brandon M. Nelson, CFA	—	—	—	—	—	D	—	D	—	—	—
Thomas C. Ognar, CFA	—	—	—	—	—	D	—	B	—	—	—
Bruce C. Olson, CFA	—	—	—	—	—	D	—	D	—	—	—
Thomas J. Pence, CFA	0	—	A	0	—	—	—	—	—	—	—
Erik J. Voss, CFA	0	—	B	B	—	—	—	—	—	—	—

Administrator

The Trust has retained Funds Management (the “Administrator”) as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds’ operations, including communication, coordination, and supervision services with regard to the Funds’ transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund’s average daily net assets:

Share Class	Fund-Level Admin. Fee[1] (% of Average Daily Net Assets)			Class-Level Admin. Fee (% of Average Daily Net Assets)	Total Admin. Fee (% of Average Daily Net Assets)
Class A, Class B, Class C and Advisor Class[3,4]	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.28%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.33 0.32 0.31	% % %

Administrator Class[2]	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.10%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.15 0.14 0.13	% % %

Institutional Class	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.08%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.13 0.12 0.11	% % %

Investor Class and Class Z3, 4, 5, 6	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.45%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.50 0.49 0.48	% % %

[1]	Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

[2]	Prior to April 11, 2005, the class-level fee was 0.20% for the Value Fund.

[3]	The class level administration fee is reduced by 0.05% for the Class A, Class B, Class C and Class Z shares of the U.S. Value Fund.

[4]	The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the Growth and Income Fund.

[5]	The class-level administration fee is reduced by 0.08% for the Investor Class shares of the Dividend Income Fund.

[6]	The class-level administration fee is reduced by 0.05% for the Investor Class shares of the Large Cap Growth Fund.

Administrative Fees Paid. For the fiscal periods shown in the table below, the Equity Index Fund paid the following administrative fees:

	Period Ended 7/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02
Fund	Funds Mgmt	Funds Mgmt	Funds Mgmt	Funds Mgmt/Wells Fargo
Equity Index (Fund Level)	$165,416	$200,680	$1,019,527	$97,868
Class A	$758,191	$960,303	*	*
Class B	$101,365	$163,505	*	*

*	For the fiscal year ended September 30, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.

Former C&B Fund. As discussed in the “Historical Fund Information” section, the Value Fund was created as part of the reorganization of the AIC Trust portfolio into the Value Fund of the Trust. Prior to the reorganization of the Fund, SEI Investments Global Funds Services (“SEI”) served as the administrator to the predecessor portfolio of the Fund, and was entitled to receive the following annual fees:

Average Daily Net Assets	Administrative Fees (% of Average Daily Net Assets)
$0-250M	0.150%
$250-500M	0.125%
> $500M	0.100%

The table below shows the administration fees paid by the Fund and the predecessor portfolio of the Fund. From July 26, 2004 through July 31, 2005, fees were paid to the Administrator.

Fund	11/1/04 – 7/31/05 Funds Mgmt	7/26/04 - 10/31/04 Funds Mgmt	11/1/03– 7/25/04 SEI	Year Ended 10/31/03 SEI	Year Ended 10/31/02 SEI
Value Fund (Fund Level)	$10,968	$2,725	$31,469	$10,928	$17,083
Class A	$6,429	$359	*	*	*
Class B	$2,124	$118	*	*	*
Class C	$961	$28	*	*	*
Investor Class**	$49,033	$13,894	*	*	*
Administrator Class	$1,596	$621	*	*	*

*	For the period ended October 31, 2004, the administrative fee rate changed from a fixed fund-based fee to a combination of a fixed class-based fee and a fund-based fee that is subject to breakpoints in asset levels of a Fund.

**	Formerly named Class D.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Capital Growth Fund, Dividend Income Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund and U.S. Value Fund were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, Strong Investor Services, Inc. (“SIS”) served as the administrator to the predecessor portfolios of these Funds and was entitled to receive a fee from the predecessor portfolio at the annual rate shown below of the predecessor portfolio’s average daily net assets attributable to the predecessor classes of shares shown below:

Class	Fee
Class A, Class B, Class C and Class Z Shares	0.30%
Administrator Class (formerly Class K) Shares	0.25%
Advisor Class	0.30%
Institutional Class Shares	0.02%
Investor Class Shares	0.30%

The table below shows the administrative fees paid by either the following Funds or their predecessor portfolios to the respective administrator shown below.

	4/9/05 – 7/31/05	1/1/05 – 4/8/05	Year Ended 12/31/04		Year Ended 12/31/03		Year Ended 12/31/02
Fund	Fees Paid to Funds Mgmt	Fees Paid to SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS
Capital Growth Fund
Fund Level	$10,473	$8,436	N/A	N/A	N/A	N/A	N/A	N/A
Administrator Class	$5,819	$4,687	$0	$7,360	$0	$576	N/A	N/A
Investor Class*	$140,113	$112,858	$208,010	$15,934	$131,466	$0	$13,725	$4,022
Institutional Class	$1,076	$866	N/A	N/A	N/A	N/A	N/A	N/A
Dividend Income Fund
Fund Level	$11,420	$9,199	N/A	N/A	N/A	N/A	N/A	N/A
Administrator Class	$2,288	$1,843	$0	$10,809	$0	$9,770	$256	$207
Investor Class	$149,555	$120,463	$366,867	$0	$445,593	$0	$579,573	$0
Endeavor Large Cap Fund
Fund Level	$2,370	$1,909	N/A	N/A	N/A	N/A	N/A	N/A
Class A	$30,332	$24,432	$115,573	$0	$101,753	$0	$84,185	$0
Class B	$693	$558	$2,466	$0	$1,661	$0	$274	$170
Class C	$261	$210	$1,288	$0	$871	$100	$187	$281
Endeavor Select Fund
Fund Level	$5,989	$4,824	N/A	N/A	N/A	N/A	N/A	N/A
Class A	$73,795	$59,440	$231,919	$0	$215,675	$0	$170,156	$25
Class B	$1,887	$1,520	$2,809	$0	$1,371	$0	$1,145	$114
Class C	$897	$722	$2,506	$0	$947	$86	$586	$63
Administrator Class	$29,933	$24,110	N/A	N/A	N/A	N/A	N/A	N/A
Institutional Class	$5,235	$4,217	N/A	N/A	N/A	N/A	N/A	N/A
Growth Fund
Fund Level	$77,390	$62,336	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	$1,143,553	$921,108	$3,626,197	$0	$4,106,875	$0	$4,738,237	$0
Advisor Class	$5,114	$4,119	$22,461	$0	$31,471	$0	$35,152	$0
Institutional Class	$35,052	$28,234	$57,419	$0	$53,110	$0	$26,817	$0
Class C**	$137	$110	$1,229	$0	$0	$966	$4	$0
Administrator Class	$29,920	$24,100	$0	$148,903	$1,199	$107,354	$1,359	$3,141
Growth and Income Fund
Fund Level	$23,354	$18,811	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	$439,503	$354,010	$1,562,947	$0	$1,921,728	$0	$2,216,849	$0
Advisor Class	$3,706	$2,985	$19,997	$0	$26,993	$0	$37,928	$0
Institutional Class	$2,852	$2,297	$12,340	$0	$15,445	$0	$12,298	$0
Administrator Class	$8,594	$6,923	$37,782	$30,023	$53,601	$17,509	$15,073	$3,511
Large Cap Growth Fund
Fund Level	$192,551	$155,096	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	$275,485	$221,898	$1,664,015	$0	$1,906,405	$0	$2,265,114	$0
Large Company Core Fund
Fund Level	$161,434	$130,032	N/A	N/A	N/A	N/A	N/A	N/A
Class A ***	$34,751	$27,991	$182,630	$0	$95,928	$20,922	$4,658	$1,516
Class B +	$6,330	$5,098	$25,472	$0	$12,131	$383	$145	$43
Class C	$4,658	$3,752	$21,976	$0	$10,139	$279	$133	$30
Administrator Class +	$23,236	$18,716	$0	$72,873	$0	$53,298	$21	$62

	4/9/05 – 7/31/05	1/1/05 – 4/8/05	Year Ended 12/31/04		Year Ended 12/31/03		Year Ended 12/31/02
Fund	Fees Paid to Funds Mgmt	Fees Paid to SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS
U.S. Value Fund
Fund Level	$18,569	$14,957	N/A	N/A	N/A	N/A	N/A	N/A
Class A	$3,573	$2,878	$13,364	$0	$10,075	$0	$12,858	$73
Class B	$4,397	$3,542	$17,261	$0	$10,896	$0	$8,153	$0
Class C	$2,543	$2,049	$12,969	$0	$6,787	$0	$3,019	$0
Administrator Class ++	$47,241	$38,052	$143,614	$62,409	$30,795	$13,849	$6,723	$6,091
Class Z	$244,771	$197,158	$697,798	$0	$577,375	$0	$568,620	$0

*	Commenced operations on September 16, 2002. For the fiscal year ended December 31, 2002, reflects fees paid from September 16, 2002 through December 31, 2002.

**	First offered on December 26, 2002. For the fiscal year ended December 31, 2002, reflects the six-day period from December 26, 2002 through December 31, 2002.

***	Commenced operations on September 16, 2002. For the fiscal year ended December 31, 2002, reflects fees paid for the combined periods from September 16, 2002 through September 30, 2002 and September 30 through December 31, 2002 where SIS was paid $1,599 and $3,059, respectively and waived $2 and $1,514, respectively.

+	First offered on September 30, 2002. For the fiscal year ended December 31, 2002, reflects fees paid from September 30, 2002 through December 31, 2002.

++	Commenced operations on July 31, 2002. For the fiscal year ended December 31, 2002, reflects fees paid from July 31, 2002 through December 31, 2002.

Distributor

Wells Fargo Funds Distributor, LLC (the “Distributor”), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds. Prior to April 11, 2005, Stephens Inc. (“Stephens”), located at 111 Center Street, Little Rock, Arkansas 72201, served as distributor for the Equity Index and Value Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a “Plan”) under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the “Rule”) for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Non-Interested Trustees”).

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds paid Stephens and pays the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. (“NASD”) under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

The Distributor has entered and Stephens previously entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens previously assigned, certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

For the period April 11, 2005 through July 31, 2005, the Funds paid Funds Distributor the following fees for distribution-related services:

DISTRIBUTION FEES

Fund/Class	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Compensation to Broker/Dlrs	Other*
Equity Index Fund
Class B	$105,813	$0	$0	$0	$0	$105,813

Endeavor Large Cap Fund
Class B	$2,613	$0	$0	$0	$0	$2,613
Class C	$753	$0	$0	$143	$609	$0

Endeavor Select Fund
Class B	$8,287	$0	$0	$0	$0	$8,287
Class C	$3,493	$0	$0	$723	$2,771	$0

Growth Fund
Class C	$367	$0	$0	$44	$322	$0

Large Company Core Fund
Class B	$21,249	$0	$0	0	$0	$21,249
Class C	$14,363	$0	$0	$1,533	$12,831	$0

U.S. Value Fund
Class B	$16,031	$0	$0	$0	$0	$16,031
Class C	$8,341	$0	$0	$1,117	$7,223	$0

Value Fund
Class B	$3,034	$0	$0	$0	$0	$3,034
Class C	$1,528	$0	$0	$1,282	$246	$0

*	The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

For the period October 1, 2004 through April 10, 2005, the Funds listed below paid Stephens, the following fees for distribution-related services:

DISTRIBUTION FEES

Fund	Total	Advertising	Printing & Mailing	Compensation to Underwriters	Comp. to Br/Dlrs	Other (Explain)*
Equity Index Fund
Class B	$186,663	$0	$0	$0	$0	$186,663

*	Stephens previously entered into an arrangement whereby sales commissions paid to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens previously assigned certain amounts, including 12b-1 fees, that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

Former C&B Fund. For the period between November 1, 2004 to April 11, 2005, the Fund paid to Stephens, pursuant to the Plan, the following fees for distribution-related expenses:

DISTRIBUTION FEES

Fund	Total	Advertising	Printing & Mailing	Compensation to Underwriters	Comp. to Br/Dlrs	Other (Explain)*
Value Fund
Class B	$704	$0	$0	$0	$0	$704
Class C	$267	$0	$0	$255	$12	$0

*	Stephens previously entered into an arrangement whereby sales commissions paid to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens previously assigned certain amounts, including 12b-1 fees, that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Capital Growth Fund, Dividend Income Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund and U.S. Value Fund were created as part of the reorganization of certain portfolios of Strong into certain Funds of the Trust. Prior to the reorganization, Strong Investments, Inc. (“SII”) served as the distributor to the predecessor portfolios of those Funds. Class A, Investor Class and Advisor Class shares of the predecessor portfolios paid up to 0.25% per year of each class’s average daily net assets to SII or others. Class B and Class C shares paid SII up to 1.00% per year of the class’ average daily net assets, out of which 0.25% could be used for service fees. The 12b-1 fees could also be used to pay SII for advancing commissions to securities dealers for the initial sale of Class B and Class C shares. The table below shows the distribution fees paid by the predecessor portfolios of the Funds to SII for the period from January 1, 2005 to April 10, 2005.

DISTRIBUTION FEES

Fund/Class	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Compensation to Broker/Dlrs	Other*
Capital Growth Fund
Investor Class	$81,266	$0	$0	$58,565	$22,701	$0

Endeavor Large Cap Fund
Class A	$28,808	$0	$0	$27,941	$868	$0
Class B	$2,343	$0	$0	$0	$0	$2,343
Class C	$938	$0	$0	$304	$634	$0

Endeavor Select Fund
Class A	$66,483	$0	$0	$54,939	$11,544	$0
Class B	$5,714	$0	$0	$0	$0	$5,714
Class C	$3,014	$0	$0	$1,675	$1,338	$0

Growth Fund
Advisor Class	$4,291	$0	$0	$439	$3,852	$0
Class C	$576	$0	$0	$79	$497	$0

Growth and Income Fund
Advisor Class	$3,907	$0	$0	$839	$3,068	$0

Fund/Class	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Compensation to Broker/Dlrs	Other*
Large Company Core Fund
Class A	$34,995	$0	$0	$2,240	$32,755	$0
Class B	$24,252	$0	$0	$0	$0	$24,252
Class C	$18,803	$0	$0	$7,891	$10,912	$0

U.S. Value Fund
Class A	$3,600	$0	$0	$514	$3,085	$0
Class B	$17,276	$0	$0	$0	$0	$17,276
Class C	$10,604	$0	$0	$3,153	$7,450	$0

*	The Distributor has, and Strong previously entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens previously assigned certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not “interested persons” of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds’ shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class Z, Administrator Class, Advisor Class, and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian

Wells Fargo Bank, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund. State Street Bank and Trust Company (“State Street”), located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105, served as interim custodian for the Capital Growth, Dividend Income, Growth, Growth and Income, Large Company Core and U.S. Value Funds from April 8, 2005 through April 22, 2005. For its services as interim custodian, State Street is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

Fund Accountant

PFPC, Inc. (“PFPC”), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

Average Fund Complex Daily Net Assets	Annual Asset- Based Fees
$0-85B	0.0051%
>$85B	0.0025%

In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs.

Each Fund’s share of the annual asset-based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). Prior to March 2005, the Fund Complex-wide fee was 0.0057% for assets totaling $0-$85 billion and 0.0025% for assets over $85 billion. PFPC was also entitled to receive an annual fee of $20,000 from each Fund, a monthly multiple class fee per Fund of $500 per class beyond the first class of shares, and certain out-of-pocket expenses. State Street served as interim fund accountant for the Capital Growth, Dividend Income, Growth, Growth and Income, Large Company Core and U.S. Value Funds from April 8, 2005 through April 22, 2005. For its services as interim fund accountant, State Street received an annual fee at the rate of 0.30% of the Fund’s daily net assets, a fixed fund accounting base fee and certain out-of-pocket expenses.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. (“BFDS”), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Equity Index Fund and Value Fund on a continuous basis. For the past three fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Equity Index Fund (and other Wells Fargo Advantage funds) and the amounts retained by Stephens was as follows:

10/1/04 – 4/10/05		Year Ended 9/30/04		Year Ended 9/30/03		Year Ended 9/30/02
Paid	Retained	Paid	Retained	Paid	Retained	Paid	Retained
$50,411	$7,532	$2,015,276	$340,635	$1,189,589	$235,808	$5,144,052	$292,472

For the period April 11, 2005 through July 31, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of all Funds was as follows:

4/11/05 – 7/31/05
Paid	Retained
$7,761	$7,761

For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Value Fund and the other C&B Funds and the amounts retained by Stephens are as follows:

11/1/04 – 4/10/05		7/26/04 – 10/31/04
Total Paid	Total Retained	Total Paid	Total Retained
$80,123	$13,405	$84,463	$43,443

Prior to July 26, 2004, SEI Investments Distribution Co. acted as principal underwriter for shares of the predecessor portfolio of the Value Fund. For the period from November 1, 2003 through July 26, 2004, and for the fiscal years ended October 31, 2003 and October 31, 2002, the predecessor portfolio did not pay any underwriting commissions.

Prior to April 11, 2005, SII served as the principal underwriter for the predecessor portfolios of the Capital Growth Fund, Dividend Income Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund and U.S. Value Fund. For the period January 1, 2005 through April 10, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by SII were as follows:

1/1/05 – 4/10/05
Paid	Retained
$8,158	$8,158

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by “access persons” as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than “disinterested” directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange (“NYSE”) is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a “Business Day”). Currently, the NYSE is closed on New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a “Holiday”). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund’s NAV calculation time, generally are processed at such time on that Business Day. Purchase Orders received after a Fund’s NAV calculation time generally are processed at such Fund’s NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust’s responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The Dealer Reallowance for Class A shares is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.90%	3.00%
$250,000 to $499,999	2.75%	2.83%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%

[1]	We will assess Class A shares purchases of $1,000,000 or more a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund’s approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

Waiver of Minimum Initial Investment Amount for Investor Class shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

•	Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

•	Family members of any of the above.

Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No CDSC is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization described in “Historical Fund Information,” will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Reduced Sales Charges for Reinvestments. Effective February 1, 2006, you may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust’s Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds’ portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a “net” basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

In placing orders for portfolio securities of a Fund, each Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser’s trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

Each Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the advisory contracts, and the expenses of each Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund’s shareholders.

The tables below show the Funds’ portfolio turnover rate for the last two fiscal periods:

Fund	July 31, 2005[1]	December 31, 2004	December 31, 2003
Capital Growth	57%	239%	229%
Dividend Income	26%	49%	92%
Endeavor Large Cap	61%	168%	234%
Endeavor Select	54%	169%	244%
Growth	76%	92%	139%
Growth and Income	74%	136%	199%
Large Cap Growth	50%	89%	253%
Large Company Core	75%	190%	148%
U.S. Value	14%	47%	53%

	July 31, 2005[2]	October 31, 2004	October 31, 2003
Value	32%	25%	31%

	July 31, 2005[3]	September 30, 2004	September 30, 2003
Equity Index	3%	2%	2%

[1]	For the seven-month period ended July 31, 2005.

[2]	For the nine-month period ended July 31, 2005.

[3]	For the ten-month period ended July 31, 2005.

The portfolio turnover rate for the Endeavor Large Cap Fund, Endeavor Select and Large Cap Growth Fund varied significantly between the fiscal periods 2003 and 2004. The variation in the rate was primarily due to higher market volatility for the Endeavor Large Cap Fund and Endeavor Select Fund during the 2003 fiscal period, and a change in management for the Large Cap Growth Fund during the 2003 fiscal period. The portfolio turnover rate for the Capital Growth Fund and Large Company Core Fund varied significantly between fiscal periods 2004 and 2005 due to a change in management for each Fund during the 2004 fiscal period.

Brokerage Commissions. For the fiscal periods listed below, the Fund listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Total Commissions

Fund	Period ended 10/1/04 –7/31/05	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02
Equity Index*	$16,089	$9,003	$5,591	$23,031

*	While market movement may account for some of the difference in total commissions in the previous years due to margin requirements on futures and shareholder fund outflows, there are two components that would account for the remainder: an increase in assets and an increase in turnover.

For the same fiscal periods listed above, the Equity Index Fund did not pay any brokerage commissions to affiliated brokers.

Former C&B Fund. For the fiscal periods listed below, the Fund and predecessor portfolio of the Fund listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Total Commissions

Fund	Period Ended 7/31/05	Year Ended 10/31/04	Year Ended 10/31/03	Year Ended 10/31/02
Value Fund	$27,824	$16,668	$11,700	$9,369

For the fiscal period ended July 31, 2005, the Fund and predecessor portfolio of the Fund listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on stated total amount of transactions.

Fund	Commissions Paid	Transactional Value
Value Fund	$9,484	$4,950,141

For the same fiscal periods listed above, the Fund and predecessor portfolio of the Fund did not pay any brokerage commissions to affiliated brokers.

Former Strong Funds. For the fiscal periods listed below, the predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Total Commissions

Fund	Period Ended 7/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
Capital Growth Fund*	$212,525	$531,694	$316,336	$43,855
Dividend Income Fund**	$81,792	$172,666	$409,115	$672,222
Endeavor Large Cap Fund**	$46,898	$196,826	$260,764	$316,188
Endeavor Select Fund	$113,648	$448,327	$571,663	$674,290
Growth Fund**	$1,726,950	$4,425,371	$7,651,733	$10,155,292
Growth and Income Fund**	$843,024	$2,519,137	$4,660,800	$4,349,906
Large Cap Growth Fund**	$560,490	$1,491,711	$4,650,597	$7,751,314
Large Company Core Fund*	$300,950	$585,554	$380,488	$8,226
U.S. Value Fund	$109,165	$578,170	$491,634	$810,741

*	Commenced operations on September 16, 2002. A change in manager resulting in realignment and different management approach resulted in lower brokerage commissions over the past two years.

**	Lower turnover resulted in lower brokerage commissions over the past two years.

For the fiscal period ended July 31, 2005, the Funds listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.

Sub-Adviser	Commissions Paid	Transactions Value
Capital Growth	$166,890	$387
Endeavor Large Cap	$26,569	$265
Endeavor Select	$100,379	$300
Growth	$450,327	$1,058
Large Cap Growth	$142,864	$336
U.S. Value	$120,234	$242

Securities of Regular Broker-Dealers. As of July 31, 2005, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

Fund	Broker Dealer	Amount
Capital Growth	Lehman Brothers, Inc.		$3,043,514
Dividend Income	Bank of America Citigroup JP Morgan Securities, Inc. Morgan Stanley Deutsche Bank	$ $ $ $ $	7,643,080 9,204,600 3,802,148 2,519,875 25,500,000
Endeavor Large Cap	Lehman Brothers, Inc.		$515,137
Endeavor Select	Deutsche Bank		$5,000,000
Equity Index	Bank of America Citigroup JP Morgan Securities, inc. Bear Stearns Goldman Sachs &Co. Lehman Brothers, inc. Merrill Lynch & Co. Morgan Stanley Credit Suisse First Deutsche Bank Goldman Sachs & Co. Morgan Stanley	$ $ $ $ $ $ $ $ $ $ $ $	6,079,715 7,846,487 4,287,326 402,416 1,646,701 1,008,197 1,926,697 2,015,263 992,150 12,000,000 12,000,000 1,000,000
Growth	Deutsche Bank Morgan Stanley	$ $	4,000,000 30,000,000

Fund	Broker Dealer	Amount
Growth and Income	Bank of America Citigroup JP Morgan Securities, Inc. Merrill Lynch & Co. Morgan Stanley Deutsche Bank	$ $ $ $ $ $	15,870,400 16,451,700 13,803,836 10,627,424 17,702,785 16,700,000
Large Cap Growth	Goldman Sachs & Co. Lehman Brothers, Inc.	$ $	2,687,000 5,256,500
Large Company Core	Bank of America Citigroup JP Morgan Securities, Inc. Merrill Lynch & Co. Morgan Stanley Deutsche Bank	$ $ $ $ $ $	3,400,800 4,625,834 4,164,090 3,056,560 4,615,350 3,400,000
U.S. Value	Bank of America Citigroup JP Morgan Securities, Inc. Morgan Stanley Deutsche Bank	$ $ $ $ $	4,360,000 6,459,750 2,643,934 3,554,350 4,655,000
Value	Bank of America JP Morgan Securities, Inc.	$ $	741,200 511,638

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund’s performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent registered public accounting firm, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust’s Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund, even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the RICs do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

Former Strong Funds. As of July 31, 2005, the following predecessor portfolios of the Funds listed below had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

Fund	Capital Loss Carry- Forward ($)	Expiration Date
Capital Growth	1,053,585	2009
Dividend Income Fund	632,263 1,641,156 6,886,219 604,271	2007 2008 2009 2010
Growth Fund	249,288,195 311,716,428	2008 2009
Growth and Income Fund	62,637,809 441,738	2009 2010
Large Cap Growth Fund	244,161,722 203,828,512	2008 2010

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting. Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the “60%/40%” rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment corporations” (“PFICs”) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder’s federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Federal Income Tax Rates. As of the printing of this SAI, the maximum stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; and (ii) net capital gain realized on or after May 6, 2003 generally is 15%.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” of 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations, as long as certain holding period requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends attributable to investments in certain domestic and foreign corporations and certain holding period requirements are met, including by individual Fund shareholders to qualify for the reduced rate of taxation. Only dividends from direct investments will qualify. Payments received by the Fund derived from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of laws enacted in 2001 and 2003.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, if the shareholder has not certified under penalties of perjury that the “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or if the IRS has notified the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders. Under recently enacted tax legislation, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Each Fund will designate any interest-related distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year, although the Funds provide no assurance they will make any such designations. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally applies. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year generally attributable to its net short-term capital gain. The Funds provide no assurance they will make any such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust’s Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually through the Funds’ website at www.wellsfargo.com/advantagefunds and on the SEC’s website at http://www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

1.	Complete Holdings. The complete portfolio holdings for each Fund shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

2.	Top Ten Holdings. Top ten holdings information for each Fund shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

3.	Fund of Funds Structure. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the Wells Fargo Advantage FundsSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. S&P and Moody’s receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are eleven of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust’s funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust’s funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of a Fund’s operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund’s fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory agreement, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectuses and in this SAI, the term “majority” when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of November 2, 2005 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term “N/A” is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

5% OWNERSHIP AS OF NOVEMBER 2, 2005

Fund	Name and Address	Type of Ownership	Percentage of Class
Capital Growth Fund

Administrator Class	WELLS FARGO BANK NA FBO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	52.03%

	WELLS FARGO BANK NA PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	43.26%

Institutional Class	WELLS FARGO BANK NA FBO PROV HLTH SYS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	15.52%

	WELLS FARGO BANK NA LIFE STAGES MODERATE PORTFOLIO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	7.99%

	WELLS FARGO BANK NA LIFE STAGES AGGRESSIVE PORTFOLIO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	7.35%

	WELLS FARGO BANK NA DEBIS FINANCIAL SERVICES INC PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	6.77%

Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	46.76%

	WELLS FARGO BANK NA RETIREMENT PLAN SVCS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	10.06%

Fund	Name and Address	Type of Ownership	Percentage of Class

	MERRILL LYNCH PIERCE FENNER & SMITH INC MERRILL LYNCH FIN DATA SERVICES 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 62246-6484	Record	6.79%

Dividend Income Fund

	WELLS FARGO BANK NA FBO

Administrator Class	PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	94.39%

Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	23.26%

Endeavor Large Cap Fund

Class A	WELLS FARGO FUNDS MANAGEMENT LLC EXCLUSIVE BENEFIT OF ITS CUSTOMERS STRONG ADVISOR PROGRAM 100 HERITAGE RESERVE MENOMONEE FALLS WI 53051-4400	Record	78.58%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	13.22%

Class B	AMERICAN ENTERPRISE INVESTMENT P.O BOX 9446 MINNEAPOLIS MN 55440-9446	Record	63.64%

Class C	AMERICAN ENTERPRISE INVESTMENT P.O BOX 9446 MINNEAPOLIS MN 55440-9446	Record	25.01%

	MERRILL LYNCH PIERCE FENNER & SMITH INC MERRILL LYNCH FIN DATA SERVICES ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	12.03%

	A G EDWARDS & SONS C/F BARBARA P. BILLINGSLEY 1431 BUSH ST PENSACOLA FL 32534-5602	Record	7.76%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	5.11%

Fund	Name and Address	Type of Ownership	Percentage of Class
Endeavor Select Fund

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	73.25%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	8.16%

Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	67.73%

Class C	AMERICAN ENTERPRISE INVESTMENT SVCS, FBO P.O BOX 9446 MINNEAPOLIS MN 55440-9446	Record	59.52%

Administrator Class	WELLS FARGO FUNDS MANAGEMENT LLC EXCLUSIVE BENEFIT OF ITS CUSTOMERS STRONG ADVISOR PROGRAM 100 HERITAGE RESERVE MENOMONEE FALLS WI 53051-4400	Record	90.54%

Institutional Class	PRUDENTIAL INVESTMENT MGMT SERV FBO MUTUAL FUND CLIENTS 194 WOOD AVENUE SOUTH ISELIN NJ 08830-2710	Record	52.71%

	WELLS FARGO BANK NA FBO WEALTHBUILDER GROWTH BALANCED PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	12.84%

	DINGLE & CO PO BOX 75000 DETROIT MI 48201	Record	11.46%

	WELLS FARGO NA FBO WEALTHBUILDER EQUITY PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	7.15%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT EXCLUSIVELY FBO THE CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	6.87%

Equity Index Fund

Class A	NONE	N/A	NONE

Class B	NONE	N/A	NONE

Fund	Name and Address	Type of Ownership	Percentage of Class
Growth and Income Fund

Administrator Class	WELLS FARGO FUNDS MANAGEMENT LLC EXCLUSIVE BENEFIT OF ITS CUSTOMERS WELLS FARGO ADVISOR PROGRAM 100 HERITAGE RESERVE MENOMONEE FALLS WI 53051-4400	Record	84.43%

	WELLS FARGO BANK NA FBO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	15.57%

Advisor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	50.23%

	UMB BANK NA FIDUCIARY FOR TAX DEFERRED ACCOUNTS ATTN FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-0001	Record	16.28%

	MASTER ACCOUNT FBO PARTICIPATING KEMFLEX PLANS C/O KEMPER SERVICE COMPANY 811 MAIN ST # DEPT KANSAS CITY MO 64105-2005	Record	15.87%

	UMB BANK NA FIDUCIARY FOR TAX DEFERRED ACCOUNTS ATTN FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-0001	Record	5.92%

Institutional Class	WELLS FARGO BANK NA YAZAKI EMPLOYEE SAVINGS PLAN PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	63.09%

	WELLS FARGO BANK NA LIFE STAGES MODERATE PORTFOLIO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	9.04%

	WELLS FARGO BANK NA LIFE STAGES AGGRESSIVE PORTFOLIO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	8.28%

	WELLS FARGO BANK NA FBO YAZAKI PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	5.67%

Fund	Name and Address	Type of Ownership	Percentage of Class
Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	7.74%

Growth Fund

Class C	AMERICAN ENTERPRISE INVESTMENT SVCS P.O BOX 9446 MINNEAPOLIS MN 55440-9446	Record	70.27%

	WELLS FARGO FUNDS SEEDING ACCOUNT MAC #10103-091 525 MARKET ST SAN FRANCISCO CA 94105	Record	8.10%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	7.74%

Administrator Class	WELLS FARGO BANK NA FBO PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	99.75%

Advisor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	55.59%

	UMB BANK NA FIDUCIARY FOR TAX DEFERRED ACCOUNTS ATTN: FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-0001	Record	16.61%

	UMB BANK NA FIDUCIARY FOR TAX DEFERRED ACCOUNTS ATTN: FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-0001	Record	5.68%

Institutional Class	DEUTSCHE BANK SECURITIES INC FBO 1251 AVENUE OF THE AMERICAS ATTN: MUTUAL FUND DEPARTMENT 26TH FLOOR NEW YORK NY 10020	Record	23.42%
	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM EDVEST AGGRESSIVE PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	22.91%

Fund	Name and Address	Type of Ownership	Percentage of Class
	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM TS 90% PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	11.52%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM EDVEST MODERATE PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	10.60%

	WELLS FARGO BANK NA FBO YAZAKI EMPLOYEE SAVINGS PLAN PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	8.52%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM TS 75% PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	7.49%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM EDVEST BALANCED PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	5.46%

Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	10.11%

	WELLS FARGO BANK NA FBO RPS STRONG GROWTH FUND P.O. BOX 1533 MINNEAPOLIS MN 55480-1533	Record	6.62%

Large Cap Growth Fund

Investor Class	NONE	N/A	NONE

Large Company Core Fund

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	72.55%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	15.87%

Fund	Name and Address	Type of Ownership	Percentage of Class
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	89.20%

Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	54.82%

Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122 WELLS FARGO BANK NA FBO	Record	26.39%
Administrator Class
	PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	99.88%

U.S. Value Fund

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	51.07%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	27.23%

Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	73.56%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	27.23%

Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	15.09%

	MERRILL LYNCH PIERCE FENNER & SMITH INC MERRILL LYNCH FIN DATA SERVICES ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	12.85%

Fund	Name and Address	Type of Ownership	Percentage of Class
Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	8.19%

Administrator Class	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM EDVEST AGGRESSIVE PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	22.34%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM TOMORROW’S SCHOLAR 90% EQUITY PORTF PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	17.85%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM TOMORROW’S SCHOLAR 75% EQUITY PORTF PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	12.50%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM TOMORROW’S SCHOLAR 50% EQUITY PORTF PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	11.33%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM EDVEST MODERATE PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	11.03%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM TOMORROW’S SCHOLAR 60% EQUITY PORTF PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	7.61%

	WELLS FARGO BANK NA FBO WISCONSIN COLLEGE SAVINGS PROGRAM EDVEST BALANCED PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	6.37%

Fund	Name and Address	Type of Ownership	Percentage of Class
Value Fund
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	17.86%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	5.82%

Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	16.63%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	5.91%

Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	16.75%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	7.44%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	6.79%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	6.66%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1927	Record	6.35%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1927	Record	5.39%

Investor Class	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	47.34%

	NATIONAL FINANCIAL SERV LLC EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FIN CEN NEW YORK NY 10281-1003	Record	24.44%

Fund	Name and Address	Type of Ownership	Percentage of Class
Administrator Class	S SANFORD SCHLITT TOD SUBJECT TO BFDS TOD RULES PATRICIA SCHLITT PB 491 MEADOW LARK DR SARASOTA FL 34236-1901	Record	73.06%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

OTHER

The Trust’s Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP’s address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

The portfolios of investments and audited financial statements for the Funds for the fiscal year ended July 31, 2005, are hereby incorporated by reference to the Funds’ Annual Report.

WELLS FARGO FUNDS TRUST

File Nos. 333-74295; 811-09253

PART C

OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number	Description
(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(b)	-	Not Applicable.

(c)	-	Not Applicable.

(d)(1)(i)	-	Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, filed herewith.

(ii)	-	Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, filed herewith.

(2)(i)	-	Investment Sub-Advisory Agreement with Barclays Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

(ii)	-	Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(iii)	-	Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(iv)	-	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(v)	-	Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(vi)	-	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A and Schedule A, filed herewith.

(vii)	-	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, filed herewith.

(viii)	-	Not Applicable.

(ix)	-	Not Applicable.

(x)	-	Not Applicable.

(xi)	-	Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, filed herewith.

(xii)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(xiii)	-	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, filed herewith.

(xiv)	-	Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, filed herewith.

(xv)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(xvi)	-	Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(xvii)	-	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(e)	-	Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, filed herewith.

(f)	-	Not Applicable.

(g)(1)	-	Not Applicable.

(2)	-	Amended and Restated Custody Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, filed herewith.

(i)	-	Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 75, filed August 1, 2004; Exhibit A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(3)	-	Amended and Restated Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Exhibit A, filed herewith.

(4)	-	Not Applicable.

(h)(1)	-	Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, filed herewith.

(2)	-	Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Amendment and Exhibit A, filed herewith.

(3)	-	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(4)	-	Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, filed herewith.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(i)	-	Legal Opinion, filed herewith.

(j)(A)	-	Consent of the Independent Registered Public Accounting Firm, filed herewith.

(j)(1)	-	Not Applicable.

(2)	-	Not Applicable.

(3)	-	Not Applicable.

(4)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(5)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(6)	-	Not Applicable.

(7)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(8)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(9)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(10)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(11)	-	Not Applicable.

(12)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(13)	-	Not Applicable.

(14)	-	Power of Attorney, Stacie D. DeAngelo, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(k)	-	Not Applicable.

(l)	-	Not Applicable.

(m)	-	Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, filed herewith.

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, filed herewith.

(o)	-	Not Applicable.

(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(2)	-	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(3)	-	Barclays Global Investors, N.A. Code of Ethics, filed herewith.

(4)	-	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(5)	-	Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(6)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(7)	-	Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(8)	-	Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(9)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(10)	-	Not Applicable.

(11)	-	Not Applicable.

(12)	-	Not Applicable.

(13)	-	Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(14)	-	LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(15)	-	Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(16)	-	Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(17)	-	New Star Institutional Managers Limited Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(18)	-	Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

Item 24. Persons Controlled by or Under Common Control with the Fund.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

Article IX of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC (“Funds Management”) assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. (“Wells Fargo Bank”). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Barclays Global Fund Advisors (“BGFA”), a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the “Trust”) and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Peregrine Capital Management, Inc. (“Peregrine”), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Schroder Investment Management North America Inc. (“Schroder”), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited (“Schroder Ltd.”) is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) Galliard Capital Management, Inc. (“Galliard”), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(g) Smith Asset Management Group, L.P. (“Smith”), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) (“RCM”), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(i) Systematic Financial Management, L.P. (“Systematic”) serves as sub-adviser to the Equity Value Portfolio of Wells Fargo Master Trust (“Master Trust”) in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) LSV Asset Management (“LSV”) serves as co-sub-adviser for the International Equity Fund of the Trust and serves as sub-adviser for the International Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as sub-adviser for the C&B Mid Cap Value Fund and Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) Artisan Partners Limited Partnership (“Artisan”) serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(m) New Star Institutional Managers Limited (“New Star”) serves as co-sub-adviser for the International Equity Fund of the Trust, sub-adviser for the Overseas Fund and International Core Fund of the Trust, and sub-adviser for the International Core Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(n) Matrix Asset Advisors, Inc. (“Matrix”) serves as sub-adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

(a) Wells Fargo Funds Distributor, LLC (“Funds Distributor”), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC as of April 5, 2005.

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Fund
Cara Peck Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President & Secretary	None

Kevin J. Scott Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Treasurer & Chief Financial Officer	None

Dorothy A. Peters Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	None

Herbert D. Campbell III Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Financial Operations Officer (FINOP)	None

Steven R. Schneider Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Compliance Officer and Anti-Money Laundering Compliance Officer	None

Carol A. Jones Lorts Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None

Matthew H. Lobas Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None

(c) Not Applicable.

Item 28. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation Fund) at 45 Fremont Street, San Francisco, California 94105.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, California 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

(h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

(i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

(j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

(k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

(n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, Pennsylvania 19103.

(p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.

(r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

Item 29. Management Services.

Other than as set forth under the captions “Organization and Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of December, 2005.

WELLS FARGO FUNDS TRUST

By:	/s/ CAROL J. LORTS
Carol J. Lorts
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

*	Trustee
Thomas S. Goho

*	Trustee
Peter G. Gordon

*	Trustee
Richard M. Leach

*	Trustee
J. Tucker Morse

*	Trustee
Timothy J. Penny

*	Trustee
Donald C. Willeke

*	President (Principal Executive Officer)
Karla M. Rabusch

*	Treasurer (Principal Financial Officer)
Stacie D. DeAngelo

12/1/2005

*By:	/s/ CAROL J. LORTS
Carol J. Lorts
As Attorney-in-Fact

December 1, 2005

WELLS FARGO FUNDS TRUST

FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

EX-99.B(d)(1)(i)	Schedule A to the Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC

EX-99.B(d)(1)(ii)	Schedule A to the Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Funds Management, LLC

EX-99.B(d)(2)(vi)	Appendix A and Schedule A to the Investment Sub-Advisory Agreement with Wells Capital Management Incorporated

EX-99.B(d)(2)(vii)	Appendix A and Schedule A to the Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)

EX-99.B(d)(2)(xi)	Appendix A and Appendix B to the Investment Sub-Advisory Agreement with Systematic Financial Management, L.P.

EX-99.B(d)(2)(xiii)	Appendix A and Schedule A to the Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.

EX-99.B(d)(2)(xiv)	Appendix A and Appendix B to the Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership

EX-99.B(e)	Schedule I to the Distribution Agreement with Wells Fargo Funds Distributor, LLC

EX-99.B(g)(2)	Appendix A to the Amended and Restated Custody Agreement with Wells Fargo Bank, N.A.

EX-99.B(g)(3)	Exhibit A to the Amended and Restated Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A.

EX-99.B(h)(1)	Appendix A to the Administration Agreement with Wells Fargo Funds Management, LLC

EX-99.B(h)(2)	Amendment and Exhibit A to the Accounting Services Agreement with PFPC Inc.

EX-99.B(h)(4)	Appendix A to the Shareholder Servicing Plan

EX-99.B(i)	Legal Opinion

EX-99.B(j)(A)	Consent of the Independent Registered Public Accounting Firm

EX-99.B(m)	Appendix A to the Rule 12b-1 Plan

EX-99.B(n)	Appendix A to the Rule 18f-3 Plan

EX-99.B(p)(3)	Barclays Global Investors, N.A. Code of Ethics